FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$49,158,708	$71,939,215	$165,096,583	$6,364,750	$5,972,122
Net Assets	$49,158,708	$71,939,215	$165,096,583	$6,364,750	$5,972,122

NET ASSETS, representing:
Accumulation units	$49,158,708	$71,939,215	$165,096,583	$6,364,750	$5,972,122
	$49,158,708	$71,939,215	$165,096,583	$6,364,750	$5,972,122

Units outstanding	36,546,097	19,813,112	17,620,111	1,078,007	1,082,657

Portfolio shares held	4,915,871	4,527,326	1,132,660	109,661	120,576
Portfolio net asset value per share	$10.00	$15.89	$145.76	$58.04	$49.53
Investment in portfolio shares, at cost	$49,158,708	$56,007,655	$49,009,471	$2,151,224	$2,617,319

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$2,114,559	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	725,271	978,171	2,314,420	90,408	77,805
NET INVESTMENT INCOME (LOSS)	1,389,288	(978,171)	(2,314,420)	(90,408)	(77,805)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,922,278	21,155,056	884,594	1,071,250
Net change in unrealized appreciation (depreciation) on investments	—	2,809,375	6,704,463	(85,596)	(393,983)
NET GAIN (LOSS) ON INVESTMENTS	—	5,731,653	27,859,519	798,998	677,267

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,389,288	$4,753,482	$25,545,099	$708,590	$599,462
The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)**	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$131,891,181	$62,984,408	$—	$362,462,362	$38,988,874
Net Assets	$131,891,181	$62,984,408	$—	$362,462,362	$38,988,874

NET ASSETS, representing:
Accumulation units	$131,891,181	$62,984,408	$—	$362,462,362	$38,988,874
	$131,891,181	$62,984,408	$—	$362,462,362	$38,988,874

Units outstanding	19,253,870	9,197,655	—	28,615,768	6,562,462

Portfolio shares held	1,845,406	8,043,986	—	2,139,178	502,823
Portfolio net asset value per share	$71.47	$7.83	$—	$169.44	$77.54
Investment in portfolio shares, at cost	$39,583,620	$43,584,475	$—	$122,297,735	$11,836,291

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	4/11/2025**	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,022,221	991,516	8,397	4,496,820	549,695
NET INVESTMENT INCOME (LOSS)	(2,022,221)	(991,516)	(8,397)	(4,496,820)	(549,695)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,832,750	4,484,212	314,360	56,391,168	4,897,175
Net change in unrealized appreciation (depreciation) on investments	(3,087,422)	1,248,948	(481,865)	3,364,481	2,799,301
NET GAIN (LOSS) ON INVESTMENTS	20,745,328	5,733,160	(167,505)	59,755,649	7,696,476

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$18,723,107	$4,741,644	$(175,902)	$55,258,829	$7,146,781

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$322,065,403	$86,119,788	$10,188,738	$33,247,268	$46,027,756
Net Assets	$322,065,403	$86,119,788	$10,188,738	$33,247,268	$46,027,756

NET ASSETS, representing:
Accumulation units	$322,065,403	$86,119,788	$10,188,738	$33,247,268	$46,027,756
	$322,065,403	$86,119,788	$10,188,738	$33,247,268	$46,027,756

Units outstanding	26,272,816	7,527,829	3,797,390	4,691,442	6,968,201

Portfolio shares held	1,520,180	1,287,676	640,801	1,150,027	1,277,484
Portfolio net asset value per share	$211.86	$66.88	$15.90	$28.91	$36.03
Investment in portfolio shares, at cost	$83,247,841	$53,533,157	$9,214,163	$28,770,819	$36,807,678

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$192,179	$551,091	$291,929

EXPENSES
Charges for mortality and expense risk, and
for administration	4,558,563	1,182,619	145,765	477,445	649,065
NET INVESTMENT INCOME (LOSS)	(4,558,563)	(1,182,619)	46,414	73,646	(357,136)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	844,067	3,180,963	3,360,672
Net realized gain (loss) on shares redeemed	55,979,688	7,138,459	294,294	1,389,350	1,998,223
Net change in unrealized appreciation (depreciation) on investments	(4,616,946)	(2,768,701)	455,082	(516,976)	1,275,122
NET GAIN (LOSS) ON INVESTMENTS	51,362,742	4,369,758	1,593,443	4,053,337	6,634,017

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$46,804,179	$3,187,139	$1,639,857	$4,126,983	$6,276,881
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)
ASSETS
Investment in the portfolios, at fair value	$51,084,029	$39,207,272	$12,735,084	$59,238,683	$14,438,861
Net Assets	$51,084,029	$39,207,272	$12,735,084	$59,238,683	$14,438,861

NET ASSETS, representing:
Accumulation units	$51,084,029	$39,207,272	$12,735,084	$59,238,683	$14,438,861
	$51,084,029	$39,207,272	$12,735,084	$59,238,683	$14,438,861

Units outstanding	5,196,045	6,231,368	1,587,806	5,434,211	2,050,846

Portfolio shares held	787,119	702,388	417,681	873,083	1,117,645
Portfolio net asset value per share	$64.90	$55.82	$30.49	$67.85	$12.92
Investment in portfolio shares, at cost	$27,241,382	$23,307,441	$11,153,570	$42,761,677	$11,221,660

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$62,166	$543,656	$121,815	$—	$224,600

EXPENSES
Charges for mortality and expense risk, and
for administration	706,179	533,452	171,207	855,292	196,976
NET INVESTMENT INCOME (LOSS)	(644,013)	10,204	(49,392)	(855,292)	27,624

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,822,905	—	2,985,205	11,053,806	1,057,939
Net realized gain (loss) on shares redeemed	4,557,088	2,517,858	486,596	4,527,960	786,073
Net change in unrealized appreciation (depreciation) on investments	11,276	6,652,288	(2,071,091)	(8,494,340)	27,227
NET GAIN (LOSS) ON INVESTMENTS	8,391,269	9,170,146	1,400,710	7,087,426	1,871,239

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,747,256	$9,180,350	$1,351,318	$6,232,134	$1,898,863
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)**
ASSETS
Investment in the portfolios, at fair value	$13,723,580	$16,081,570	$8,309,675	$9,570,405	$—
Net Assets	$13,723,580	$16,081,570	$8,309,675	$9,570,405	$—

NET ASSETS, representing:
Accumulation units	$13,723,580	$16,081,570	$8,309,675	$9,570,405	$—
	$13,723,580	$16,081,570	$8,309,675	$9,570,405	$—

Units outstanding	2,362,053	3,565,593	1,936,149	1,672,619	—

Portfolio shares held	959,020	2,564,844	101,984	156,277	—
Portfolio net asset value per share	$14.31	$6.27	$81.48	$61.24	$—
Investment in portfolio shares, at cost	$15,790,178	$19,072,811	$6,109,881	$5,394,646	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	4/11/2025**

INVESTMENT INCOME
Dividend income	$—	$152,399	$—	$12,071	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	208,915	212,661	116,157	151,609	281,201
NET INVESTMENT INCOME (LOSS)	(208,915)	(60,262)	(116,157)	(139,538)	(281,201)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	850,599	2,307,761	788,656	742,288	—
Net realized gain (loss) on shares redeemed	(482,482)	(607,266)	560,687	716,843	38,644,568
Net change in unrealized appreciation (depreciation) on investments	(16,469)	1,859,044	(304,151)	61,593	(46,998,567)
NET GAIN (LOSS) ON INVESTMENTS	351,648	3,559,539	1,045,192	1,520,724	(8,353,999)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$142,733	$3,499,277	$929,035	$1,381,186	$(8,635,200)

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio**	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio**	AST Large-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio**
ASSETS
Investment in the portfolios, at fair value	$—	$2,665,542,657	$—	$1,297,091,284	$—
Net Assets	$—	$2,665,542,657	$—	$1,297,091,284	$—

NET ASSETS, representing:
Accumulation units	$—	$2,665,542,657	$—	$1,297,091,284	$—
	$—	$2,665,542,657	$—	$1,297,091,284	$—

Units outstanding	—	151,909,864	—	35,049,825	—

Portfolio shares held	—	97,853,989	—	21,253,339	—
Portfolio net asset value per share	$—	$27.24	$—	$61.03	$—
Investment in portfolio shares, at cost	$—	$2,159,662,716	$—	$907,719,700	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio	AST Large-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	1/24/2025**	12/31/2025	2/7/2025**	12/31/2025	1/24/2025**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	137,230	38,267,293	154,397	15,189,325	110,490
NET INVESTMENT INCOME (LOSS)	(137,230)	(38,267,293)	(154,397)	(15,189,325)	(110,490)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	41,131,024	88,145,546	25,811,662	54,049,094	30,534,479
Net change in unrealized appreciation (depreciation) on investments	(38,243,559)	170,265,965	(23,881,508)	133,925,409	(20,606,349)
NET GAIN (LOSS) ON INVESTMENTS	2,887,465	258,411,511	1,930,154	187,974,503	9,928,130

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,750,235	$220,144,218	$1,775,757	$172,785,178	$9,817,640

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST MFS Global Equity Portfolio**	AST Aggressive Asset Allocation Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$7,658,283,156	$1,352,165,446	$16,372,431,702	$2,049,771,529
Net Assets	$—	$7,658,283,156	$1,352,165,446	$16,372,431,702	$2,049,771,529

NET ASSETS, representing:
Accumulation units	$—	$7,658,283,156	$1,352,165,446	$16,372,431,702	$2,049,771,529
	$—	$7,658,283,156	$1,352,165,446	$16,372,431,702	$2,049,771,529

Units outstanding	—	259,925,015	76,822,634	656,243,211	112,850,747

Portfolio shares held	—	203,407,255	61,350,519	510,999,741	86,524,759
Portfolio net asset value per share	$—	$37.65	$22.04	$32.04	$23.69
Investment in portfolio shares, at cost	$—	$4,084,198,866	$982,743,783	$12,508,939,234	$1,492,958,356

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST Aggressive Asset Allocation Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	1/24/2025**	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	213,357	110,311,095	20,513,959	231,730,298	30,093,014
NET INVESTMENT INCOME (LOSS)	(213,357)	(110,311,095)	(20,513,959)	(231,730,298)	(30,093,014)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	96,949,293	699,928,859	74,497,440	592,064,930	127,283,993
Net change in unrealized appreciation (depreciation) on investments	(88,679,493)	420,283,778	91,515,513	1,597,378,758	90,144,712
NET GAIN (LOSS) ON INVESTMENTS	8,269,800	1,120,212,637	166,012,953	2,189,443,688	217,428,705

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,056,443	$1,009,901,542	$145,498,994	$1,957,713,390	$187,335,691

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST PGIM Aggressive Multi-Asset Portfolio	AST Multi-Asset Diversified Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,707,443,802	$3,844,590,149	$1,976,046,511	$264,885,248	$578,213,010
Net Assets	$9,707,443,802	$3,844,590,149	$1,976,046,511	$264,885,248	$578,213,010

NET ASSETS, representing:
Accumulation units	$9,707,443,802	$3,844,590,149	$1,976,046,511	$264,885,248	$578,213,010
	$9,707,443,802	$3,844,590,149	$1,976,046,511	$264,885,248	$578,213,010

Units outstanding	381,173,563	146,804,947	28,769,207	26,165,373	15,140,390

Portfolio shares held	338,120,648	115,245,508	17,890,869	264,885,248	6,715,598
Portfolio net asset value per share	$28.71	$33.36	$110.45	$1.00	$86.10
Investment in portfolio shares, at cost	$6,201,188,003	$2,104,857,401	$1,081,003,439	$264,885,248	$477,196,142

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST PGIM Aggressive Multi-Asset Portfolio	AST Multi-Asset Diversified Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Equity Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$10,702,358	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	133,370,200	54,921,973	24,690,073	3,210,242	7,217,939
NET INVESTMENT INCOME (LOSS)	(133,370,200)	(54,921,973)	(24,690,073)	7,492,116	(7,217,939)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	667,445,299	350,812,015	209,470,705	—	10,942,681
Net change in unrealized appreciation (depreciation) on investments	703,003,009	206,779,705	103,285,918	—	28,289,151
NET GAIN (LOSS) ON INVESTMENTS	1,370,448,308	557,591,720	312,756,623	—	39,231,832

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,237,078,108	$502,669,747	$288,066,550	$7,492,116	$32,013,893

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio**	AST J.P. Morgan Moderate Multi-Asset Portfolio
ASSETS
Investment in the portfolios, at fair value	$602,003,710	$4,240,956,083	$2,279,905,279	$—	$1,468,699,412
Net Assets	$602,003,710	$4,240,956,083	$2,279,905,279	$—	$1,468,699,412

NET ASSETS, representing:
Accumulation units	$602,003,710	$4,240,956,083	$2,279,905,279	$—	$1,468,699,412
	$602,003,710	$4,240,956,083	$2,279,905,279	$—	$1,468,699,412

Units outstanding	23,360,931	280,986,798	176,868,933	—	64,509,669

Portfolio shares held	16,872,301	440,390,040	158,546,960	—	54,863,631
Portfolio net asset value per share	$35.68	$9.63	$14.38	$—	$26.77
Investment in portfolio shares, at cost	$387,088,796	$3,871,072,787	$2,145,179,718	$—	$932,467,998

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	1/10/2025**	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	7,056,856	78,429,326	28,540,447	45,432	21,073,067
NET INVESTMENT INCOME (LOSS)	(7,056,856)	(78,429,326)	(28,540,447)	(45,432)	(21,073,067)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	42,779,249	253,100,714	11,043,160	9,767,467	106,246,748
Net change in unrealized appreciation (depreciation) on investments	120,317,505	158,843,239	146,111,296	(11,554,174)	64,874,271
NET GAIN (LOSS) ON INVESTMENTS	163,096,754	411,943,953	157,154,456	(1,786,707)	171,121,019

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$156,039,898	$333,514,627	$128,614,009	$(1,832,139)	$150,047,952

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
ASSETS
Investment in the portfolios, at fair value	$558,272	$202,656	$414,884	$1,204,009	$329,011
Net Assets	$558,272	$202,656	$414,884	$1,204,009	$329,011

NET ASSETS, representing:
Accumulation units	$558,272	$202,656	$414,884	$1,204,009	$329,011
	$558,272	$202,656	$414,884	$1,204,009	$329,011

Units outstanding	10,759	8,076	16,831	29,997	9,139

Portfolio shares held	7,731	7,186	7,030	18,991	3,241
Portfolio net asset value per share	$72.21	$28.20	$59.02	$63.40	$101.51
Investment in portfolio shares, at cost	$522,899	$278,663	$332,113	$1,252,179	$264,284

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$1,770	$33	$51	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	5,663	2,022	6,136	15,899	4,387
NET INVESTMENT INCOME (LOSS)	(5,663)	(252)	(6,103)	(15,848)	(4,387)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	41,227	19,473	6,596	131,410	8,411
Net realized gain (loss) on shares redeemed	3,159	(20,731)	36,066	(32,207)	27,486
Net change in unrealized appreciation (depreciation) on investments	(19,604)	(519)	2,426	54,086	20,061
NET GAIN (LOSS) ON INVESTMENTS	24,782	(1,777)	45,088	153,289	55,958

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$19,119	$(2,029)	$38,985	$137,441	$51,571

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
ASSETS
Investment in the portfolios, at fair value	$641,067	$527,668	$118,345	$450,589	$217,325
Net Assets	$641,067	$527,668	$118,345	$450,589	$217,325

NET ASSETS, representing:
Accumulation units	$641,067	$527,668	$118,345	$450,589	$217,325
	$641,067	$527,668	$118,345	$450,589	$217,325

Units outstanding	19,828	18,749	6,995	14,417	8,180

Portfolio shares held	16,769	12,375	2,552	15,363	4,843
Portfolio net asset value per share	$38.23	$42.64	$46.38	$29.33	$44.87
Investment in portfolio shares, at cost	$638,230	$501,095	$132,027	$457,610	$200,968

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$1,420	$1,814	$—	$758

EXPENSES
Charges for mortality and expense risk, and
for administration	7,535	5,233	1,678	5,727	2,941
NET INVESTMENT INCOME (LOSS)	(7,535)	(3,813)	136	(5,727)	(2,183)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	61,508	40,626	—	37,732	9,722
Net realized gain (loss) on shares redeemed	(10,881)	(491)	(2,166)	(6,591)	(32)
Net change in unrealized appreciation (depreciation) on investments	(20,552)	(14,869)	527	(16,722)	(832)
NET GAIN (LOSS) ON INVESTMENTS	30,075	25,266	(1,639)	14,419	8,858

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$22,540	$21,453	$(1,503)	$8,692	$6,675

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Allspring VT Discovery All Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$90,479	$330,045	$1,005,807	$1,012,448	$357,833
Net Assets	$90,479	$330,045	$1,005,807	$1,012,448	$357,833

NET ASSETS, representing:
Accumulation units	$90,479	$330,045	$1,005,807	$1,012,448	$357,833
	$90,479	$330,045	$1,005,807	$1,012,448	$357,833

Units outstanding	3,758	12,785	16,438	34,271	37,236

Portfolio shares held	1,479	6,577	13,510	21,333	15,572
Portfolio net asset value per share	$61.17	$50.18	$74.45	$47.46	$22.98
Investment in portfolio shares, at cost	$63,654	$276,004	$795,011	$965,190	$385,881

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$4,985	$—	$6,117	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	958	4,257	10,700	12,093	5,809
NET INVESTMENT INCOME (LOSS)	(958)	728	(10,700)	(5,976)	(5,809)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	161	89,900	116,603	119,050
Net realized gain (loss) on shares redeemed	19,904	19,060	52,740	2,164	8,615
Net change in unrealized appreciation (depreciation) on investments	(5,684)	22,581	38,096	(30,604)	(72,786)
NET GAIN (LOSS) ON INVESTMENTS	14,220	41,802	180,736	88,163	54,879

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$13,262	$42,530	$170,036	$82,187	$49,070
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST ClearBridge Dividend Growth Portfolio**	AST Multi-Sector Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$138,598	$411,819,633	$365,042	$—	$7,953,836,521
Net Assets	$138,598	$411,819,633	$365,042	$—	$7,953,836,521

NET ASSETS, representing:
Accumulation units	$138,598	$411,819,633	$365,042	$—	$7,953,836,521
	$138,598	$411,819,633	$365,042	$—	$7,953,836,521

Units outstanding	3,706	17,801,818	8,453	—	708,635,094

Portfolio shares held	13,391	13,515,577	14,221	—	553,888,337
Portfolio net asset value per share	$10.35	$30.47	$25.67	$—	$14.36
Investment in portfolio shares, at cost	$127,399	$223,686,126	$324,732	$—	$6,331,990,433

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	1/24/2025**	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$1,487	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,246	4,046,710	7,705	148,421	160,333,990
NET INVESTMENT INCOME (LOSS)	(2,246)	(4,046,710)	(6,218)	(148,421)	(160,333,990)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	7,149	—	51,083	—	—
Net realized gain (loss) on shares redeemed	231	89,613,563	21,981	72,381,546	241,597,668
Net change in unrealized appreciation (depreciation) on investments	4,831	(28,545,508)	(52,070)	(65,758,457)	294,983,738
NET GAIN (LOSS) ON INVESTMENTS	12,211	61,068,055	20,994	6,623,089	536,581,406

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,965	$57,021,345	$14,776	$6,474,668	$376,247,416

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Equity Portfolio	AST Bond Portfolio 2025**	AST J.P. Morgan Aggressive Multi-Asset Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio**
ASSETS
Investment in the portfolios, at fair value	$950,717,623	$—	$2,260,084,305	$9,916,937	$—
Net Assets	$950,717,623	$—	$2,260,084,305	$9,916,937	$—

NET ASSETS, representing:
Accumulation units	$950,717,623	$—	$2,260,084,305	$9,916,937	$—
	$950,717,623	$—	$2,260,084,305	$9,916,937	$—

Units outstanding	28,708,676	—	103,033,949	985,101	—

Portfolio shares held	21,235,596	—	87,702,146	777,189	—
Portfolio net asset value per share	$44.77	$—	$25.77	$12.76	$—
Investment in portfolio shares, at cost	$795,420,775	$—	$1,683,712,270	$9,474,725	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Equity Portfolio	AST Bond Portfolio 2025	AST J.P. Morgan Aggressive Multi-Asset Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025**	12/31/2025	12/31/2025	2/7/2025**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	11,228,524	190,566	30,921,598	210,855	157,152
NET INVESTMENT INCOME (LOSS)	(11,228,524)	(190,566)	(30,921,598)	(210,855)	(157,152)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,782,816	938,894	157,527,906	282,726	(843,039)
Net change in unrealized appreciation (depreciation) on investments	85,257,254	(570,754)	92,871,452	254,921	1,624,076
NET GAIN (LOSS) ON INVESTMENTS	101,040,070	368,140	250,399,358	537,647	781,037

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$89,811,546	$177,574	$219,477,760	$326,792	$623,885

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$44,661,641	$4,558,869	$2,805,624	$11,929,369	$781,396
Net Assets	$44,661,641	$4,558,869	$2,805,624	$11,929,369	$781,396

NET ASSETS, representing:
Accumulation units	$44,661,641	$4,558,869	$2,805,624	$11,929,369	$781,396
	$44,661,641	$4,558,869	$2,805,624	$11,929,369	$781,396

Units outstanding	2,514,919	454,433	201,005	1,168,889	76,590

Portfolio shares held	3,347,949	373,372	191,903	978,619	65,608
Portfolio net asset value per share	$13.34	$12.21	$14.62	$12.19	$11.91
Investment in portfolio shares, at cost	$46,824,990	$4,254,208	$2,214,566	$11,742,377	$700,348

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$1,760,446	$—	$7,304	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	261,979	103,871	40,644	252,863	21,474
NET INVESTMENT INCOME (LOSS)	1,498,467	(103,871)	(33,340)	(252,863)	(21,474)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	4,317,997	—	—	—	—
Net realized gain (loss) on shares redeemed	(169,561)	78,280	26,011	(59,344)	27,573
Net change in unrealized appreciation (depreciation) on investments	1,956,723	231,702	715,800	933,491	56,575
NET GAIN (LOSS) ON INVESTMENTS	6,105,159	309,982	741,811	874,147	84,148

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,603,626	$206,111	$708,471	$621,284	$62,674

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$11,993,851	$30,312,293	$1,594,581	$2,507,135	$1,076,429
Net Assets	$11,993,851	$30,312,293	$1,594,581	$2,507,135	$1,076,429

NET ASSETS, representing:
Accumulation units	$11,993,851	$30,312,293	$1,594,581	$2,507,135	$1,076,429
	$11,993,851	$30,312,293	$1,594,581	$2,507,135	$1,076,429

Units outstanding	1,144,336	3,409,485	65,612	97,675	43,465

Portfolio shares held	1,002,830	3,022,163	26,625	25,149	11,015
Portfolio net asset value per share	$11.96	$10.03	$59.89	$99.69	$97.72
Investment in portfolio shares, at cost	$12,001,355	$30,422,556	$1,430,732	$1,615,148	$1,031,067
STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$2,117	$—	$4,600

EXPENSES
Charges for mortality and expense risk, and
for administration	249,549	642,983	7,416	9,196	6,464
NET INVESTMENT INCOME (LOSS)	(249,549)	(642,983)	(5,299)	(9,196)	(1,864)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	263,747	41,259	206,235
Net realized gain (loss) on shares redeemed	(91,986)	(677,567)	175,442	212,667	41,128
Net change in unrealized appreciation (depreciation) on investments	1,113,449	3,236,444	(106,160)	213,740	(25,559)
NET GAIN (LOSS) ON INVESTMENTS	1,021,463	2,558,877	333,029	467,666	221,804

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$771,914	$1,915,894	$327,730	$458,470	$219,940

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard VIF Equity Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,675,645	$506,594	$358,724	$1,256,397	$1,624,370
Net Assets	$1,675,645	$506,594	$358,724	$1,256,397	$1,624,370

NET ASSETS, representing:
Accumulation units	$1,675,645	$506,594	$358,724	$1,256,397	$1,624,370
	$1,675,645	$506,594	$358,724	$1,256,397	$1,624,370

Units outstanding	160,910	37,575	24,866	121,245	76,389

Portfolio shares held	147,504	32,474	15,376	106,655	19,819
Portfolio net asset value per share	$11.36	$15.60	$23.33	$11.78	$81.96
Investment in portfolio shares, at cost	$1,675,977	$501,024	$376,710	$1,253,672	$1,195,681

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard VIF Equity Index Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$61,890	$—	$9,377	$56,968	$16,369

EXPENSES
Charges for mortality and expense risk, and
for administration	8,195	3,202	1,714	6,599	11,629
NET INVESTMENT INCOME (LOSS)	53,695	(3,202)	7,663	50,369	4,740

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	25,004	—	31,541
Net realized gain (loss) on shares redeemed	(371)	26,083	5,564	(3,790)	60,781
Net change in unrealized appreciation (depreciation) on investments	65,089	73,603	5,850	33,156	181,983
NET GAIN (LOSS) ON INVESTMENTS	64,718	99,686	36,418	29,366	274,305

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$118,413	$96,484	$44,081	$79,735	$279,045

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio
ASSETS
Investment in the portfolios, at fair value	$154,275	$2,535,150	$1,140,669	$2,506,692	$3,593,970
Net Assets	$154,275	$2,535,150	$1,140,669	$2,506,692	$3,593,970

NET ASSETS, representing:
Accumulation units	$154,275	$2,535,150	$1,140,669	$2,506,692	$3,593,970
	$154,275	$2,535,150	$1,140,669	$2,506,692	$3,593,970

Units outstanding	15,796	153,992	107,664	256,735	226,686

Portfolio shares held	8,193	90,671	98,588	232,101	133,804
Portfolio net asset value per share	$18.83	$27.96	$11.57	$10.80	$26.86
Investment in portfolio shares, at cost	$159,951	$2,242,350	$1,228,962	$2,524,554	$2,807,722

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$4,768	$31,862	$33,978	$58,073	$97,912

EXPENSES
Charges for mortality and expense risk, and
for administration	1,178	17,014	8,652	15,692	25,101
NET INVESTMENT INCOME (LOSS)	3,590	14,848	25,326	42,381	72,811

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	291	126,933	21,756	—	59,688
Net realized gain (loss) on shares redeemed	(1,699)	5,173	(28,465)	20,325	71,739
Net change in unrealized appreciation (depreciation) on investments	5,262	95,965	1,527	75,437	691,358
NET GAIN (LOSS) ON INVESTMENTS	3,854	228,071	(5,182)	95,762	822,785

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,444	$242,919	$20,144	$138,143	$895,596

.
The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,514,512	$1,851,899	$190,384	$891,085	$477,716
Net Assets	$2,514,512	$1,851,899	$190,384	$891,085	$477,716

NET ASSETS, representing:
Accumulation units	$2,514,512	$1,851,899	$190,384	$891,085	$477,716
	$2,514,512	$1,851,899	$190,384	$891,085	$477,716

Units outstanding	122,898	114,892	14,815	41,340	39,244

Portfolio shares held	41,269	72,881	7,195	24,293	63,274
Portfolio net asset value per share	$60.93	$25.41	$26.46	$36.68	$7.55
Investment in portfolio shares, at cost	$1,968,441	$1,810,346	$189,205	$687,315	$451,796

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$29,521	$36,291	$4,603	$1,729	$30,055

EXPENSES
Charges for mortality and expense risk, and
for administration	19,062	13,124	1,400	6,480	3,608
NET INVESTMENT INCOME (LOSS)	10,459	23,167	3,203	(4,751)	26,447

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	137,813	155,444	5,392	46,787	—
Net realized gain (loss) on shares redeemed	61,127	(4,686)	(419)	16,561	2,221
Net change in unrealized appreciation (depreciation) on investments	164,355	79,973	11,859	71,555	8,965
NET GAIN (LOSS) ON INVESTMENTS	363,295	230,731	16,832	134,903	11,186

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$373,754	$253,898	$20,035	$130,152	$37,633

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	American Funds IS® Asset Allocation Fund (Class 1)	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® The Bond Fund of America (Class 1)
ASSETS
Investment in the portfolios, at fair value	$1,609,363	$3,050,807	$5,180,699	$2,364,885	$1,808,141
Net Assets	$1,609,363	$3,050,807	$5,180,699	$2,364,885	$1,808,141

NET ASSETS, representing:
Accumulation units	$1,609,363	$3,050,807	$5,180,699	$2,364,885	$1,808,141
	$1,609,363	$3,050,807	$5,180,699	$2,364,885	$1,808,141

Units outstanding	109,962	273,755	314,242	118,001	175,179

Portfolio shares held	48,358	285,924	188,321	130,082	189,931
Portfolio net asset value per share	$33.28	$10.67	$27.51	$18.18	$9.52
Investment in portfolio shares, at cost	$1,506,345	$2,912,225	$4,932,046	$2,082,803	$1,832,878

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	American Funds IS® Asset Allocation Fund (Class 1)	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® The Bond Fund of America (Class 1)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$41,122	$119,755	$120,233	$28,615	$83,541

EXPENSES
Charges for mortality and expense risk, and
for administration	12,529	21,928	39,215	14,788	16,321
NET INVESTMENT INCOME (LOSS)	28,593	97,827	81,018	13,827	67,220

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	69,081	—	490,664	105,254	—
Net realized gain (loss) on shares redeemed	(991)	6,535	(65,295)	170,268	(21,250)
Net change in unrealized appreciation (depreciation) on investments	138,629	69,481	383,371	6,688	97,858
NET GAIN (LOSS) ON INVESTMENTS	206,719	76,016	808,740	282,210	76,608

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$235,312	$173,843	$889,758	$296,037	$143,828

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	American Funds IS® Growth Fund (Class 1)	American Funds IS® Growth-Income Fund (Class 1)	American Funds IS® U.S. Government Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$4,135,004	$3,008,437	$931,000	$1,144,611	$288,239
Net Assets	$4,135,004	$3,008,437	$931,000	$1,144,611	$288,239

NET ASSETS, representing:
Accumulation units	$4,135,004	$3,008,437	$931,000	$1,144,611	$288,239
	$4,135,004	$3,008,437	$931,000	$1,144,611	$288,239

Units outstanding	163,095	145,706	89,614	60,284	13,640

Portfolio shares held	29,314	44,418	94,040	82,287	37,580
Portfolio net asset value per share	$141.06	$67.73	$9.90	$13.91	$7.67
Investment in portfolio shares, at cost	$3,198,335	$2,632,747	$978,984	$1,093,825	$344,941

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® Growth Fund (Class 1)	American Funds IS® Growth-Income Fund (Class 1)	American Funds IS® U.S. Government Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$9,083	$32,200	$41,861	$22,057	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	29,848	23,805	7,383	3,923	1,522
NET INVESTMENT INCOME (LOSS)	(20,765)	8,395	34,478	18,134	(1,522)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	293,000	445,695	—	133,386	32,165
Net realized gain (loss) on shares redeemed	270,179	487,002	(11,815)	5,705	(18,462)
Net change in unrealized appreciation (depreciation) on investments	79,599	(521,954)	50,075	53,526	33,860
NET GAIN (LOSS) ON INVESTMENTS	642,778	410,743	38,260	192,617	47,563

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$622,013	$419,138	$72,738	$210,751	$46,041

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	Dimensional VA Global Bond Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,094,047	$1,445,726	$480,334	$891,049	$1,318,380
Net Assets	$1,094,047	$1,445,726	$480,334	$891,049	$1,318,380

NET ASSETS, representing:
Accumulation units	$1,094,047	$1,445,726	$480,334	$891,049	$1,318,380
	$1,094,047	$1,445,726	$480,334	$891,049	$1,318,380

Units outstanding	61,875	93,858	46,364	81,394	78,099

Portfolio shares held	95,135	81,957	49,265	88,485	37,765
Portfolio net asset value per share	$11.50	$17.64	$9.75	$10.07	$34.91
Investment in portfolio shares, at cost	$1,071,521	$1,462,030	$500,524	$901,389	$1,235,969

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	Dimensional VA Global Bond Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$46,665	$47,203	$19,119	$36,941	$23,679

EXPENSES
Charges for mortality and expense risk, and
for administration	9,059	3,819	3,325	6,482	9,517
NET INVESTMENT INCOME (LOSS)	37,606	43,384	15,794	30,459	14,162

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	90,631	106,431	—	—	73,960
Net realized gain (loss) on shares redeemed	(183,710)	7,955	(3,250)	2,168	1,205
Net change in unrealized appreciation (depreciation) on investments	523,544	51,094	3,464	(2,404)	79,755
NET GAIN (LOSS) ON INVESTMENTS	430,465	165,480	214	(236)	154,920

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$468,071	$208,864	$16,008	$30,223	$169,082

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Dimensional VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$2,821,307	$2,205,232	$66,758	$986,104	$3,260,512
Net Assets	$2,821,307	$2,205,232	$66,758	$986,104	$3,260,512

NET ASSETS, representing:
Accumulation units	$2,821,307	$2,205,232	$66,758	$986,104	$3,260,512
	$2,821,307	$2,205,232	$66,758	$986,104	$3,260,512

Units outstanding	143,494	121,862	3,555	51,385	187,875

Portfolio shares held	126,630	83,185	1,685	48,841	205,970
Portfolio net asset value per share	$22.28	$26.51	$39.61	$20.19	$15.83
Investment in portfolio shares, at cost	$2,964,108	$1,927,835	$59,691	$834,592	$2,443,392

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Dimensional VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$50,297	$37,231	$43	$7,833	$54,429

EXPENSES
Charges for mortality and expense risk, and
for administration	18,848	9,454	250	3,811	10,095
NET INVESTMENT INCOME (LOSS)	31,449	27,777	(207)	4,022	44,334

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	227,552	107,573	6,813	60,184	20,965
Net realized gain (loss) on shares redeemed	(18,773)	34,139	144	19,953	86,440
Net change in unrealized appreciation (depreciation) on investments	(16,179)	150,331	(2,711)	73,120	820,309
NET GAIN (LOSS) ON INVESTMENTS	192,600	292,043	4,246	153,257	927,714

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$224,049	$319,820	$4,039	$157,279	$972,048

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$346,587	$1,104,549	$262,245	$312,523	$2,616,450
Net Assets	$346,587	$1,104,549	$262,245	$312,523	$2,616,450

NET ASSETS, representing:
Accumulation units	$346,587	$1,104,549	$262,245	$312,523	$2,616,450
	$346,587	$1,104,549	$262,245	$312,523	$2,616,450

Units outstanding	16,577	82,332	18,706	14,731	166,553

Portfolio shares held	16,907	114,461	6,845	10,237	98,252
Portfolio net asset value per share	$20.50	$9.65	$38.31	$30.53	$26.63
Investment in portfolio shares, at cost	$249,881	$1,138,485	$241,024	$226,616	$2,142,607

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$5,718	$99,390	$955	$264	$25,787

EXPENSES
Charges for mortality and expense risk, and
for administration	1,443	5,822	1,223	817	11,486
NET INVESTMENT INCOME (LOSS)	4,275	93,568	(268)	(553)	14,301

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	14,166	—	23,612	8,480	17,511
Net realized gain (loss) on shares redeemed	15,028	(34,651)	(7,640)	1,334	211,424
Net change in unrealized appreciation (depreciation) on investments	12,504	(4,544)	15,508	51,767	262,938
NET GAIN (LOSS) ON INVESTMENTS	41,698	(39,195)	31,480	61,581	491,873

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$45,973	$54,373	$31,212	$61,028	$506,174

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$2,325,088	$2,476,479	$1,502,310	$292,063	$136,759
Net Assets	$2,325,088	$2,476,479	$1,502,310	$292,063	$136,759

NET ASSETS, representing:
Accumulation units	$2,325,088	$2,476,479	$1,502,310	$292,063	$136,759
	$2,325,088	$2,476,479	$1,502,310	$292,063	$136,759

Units outstanding	126,894	206,113	47,214	17,765	10,038

Portfolio shares held	61,986	220,523	31,601	11,229	5,746
Portfolio net asset value per share	$37.51	$11.23	$47.54	$26.01	$23.80
Investment in portfolio shares, at cost	$2,258,621	$2,335,234	$1,017,537	$250,044	$132,123

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$9,024	$95,793	$—	$6,001	$378

EXPENSES
Charges for mortality and expense risk, and
for administration	7,957	9,638	6,321	1,406	566
NET INVESTMENT INCOME (LOSS)	1,067	86,155	(6,321)	4,595	(188)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	235,192	—	122,052	17,443	8,814
Net realized gain (loss) on shares redeemed	(13,592)	26,459	134,914	54,694	(1,793)
Net change in unrealized appreciation (depreciation) on investments	(7,889)	94,174	54,653	(33,724)	(2,164)
NET GAIN (LOSS) ON INVESTMENTS	213,711	120,633	311,619	38,413	4,857

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$214,778	$206,788	$305,298	$43,008	$4,669

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$1,126,999	$753,095	$407,605	$749,376	$1,061,628
Net Assets	$1,126,999	$753,095	$407,605	$749,376	$1,061,628

NET ASSETS, representing:
Accumulation units	$1,126,999	$753,095	$407,605	$749,376	$1,061,628
	$1,126,999	$753,095	$407,605	$749,376	$1,061,628

Units outstanding	84,840	77,623	34,763	51,149	63,978

Portfolio shares held	39,965	161,956	65,743	93,907	28,716
Portfolio net asset value per share	$28.20	$4.65	$6.20	$7.98	$36.97
Investment in portfolio shares, at cost	$1,174,540	$820,783	$396,774	$864,823	$867,677

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$34,089	$27,154	$—	$16,445

EXPENSES
Charges for mortality and expense risk, and
for administration	3,949	6,819	1,758	4,523	4,999
NET INVESTMENT INCOME (LOSS)	(3,949)	27,270	25,396	(4,523)	11,446

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	78,533	—	—	179,786	59,580
Net realized gain (loss) on shares redeemed	(28,254)	(477,665)	(2,813)	(51,985)	76,749
Net change in unrealized appreciation (depreciation) on investments	37,016	587,070	12,031	(127,737)	204,128
NET GAIN (LOSS) ON INVESTMENTS	87,295	109,405	9,218	64	340,457

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$83,346	$136,675	$34,614	$(4,459)	$351,903

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Investors Trust Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$116,491	$11,757,683	$4,407,959	$23,144,929	$506,923
Net Assets	$116,491	$11,757,683	$4,407,959	$23,144,929	$506,923

NET ASSETS, representing:
Accumulation units	$116,491	$11,757,683	$4,407,959	$23,144,929	$506,923
	$116,491	$11,757,683	$4,407,959	$23,144,929	$506,923

Units outstanding	6,247	661,192	209,803	916,103	23,729

Portfolio shares held	5,166	668,050	201,553	609,719	19,825
Portfolio net asset value per share	$22.55	$17.60	$21.87	$37.96	$25.57
Investment in portfolio shares, at cost	$116,131	$10,597,147	$4,443,204	$17,918,586	$624,618

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Investors Trust Series (Service Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$300	$78,758	$701	$—	$3,006

EXPENSES
Charges for mortality and expense risk, and
for administration	420	94,552	21,703	116,376	3,053
NET INVESTMENT INCOME (LOSS)	(120)	(15,794)	(21,002)	(116,376)	(47)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	15,800	583,899	607,707	2,949,560	212,627
Net realized gain (loss) on shares redeemed	698	291,774	10,569	1,155,218	(4,215)
Net change in unrealized appreciation (depreciation) on investments	(6,047)	789,137	(241,314)	(859,553)	(147,635)
NET GAIN (LOSS) ON INVESTMENTS	10,451	1,664,810	376,962	3,245,225	60,777

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$10,331	$1,649,016	$355,960	$3,128,849	$60,730

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$11,074,898	$2,902,692	$929,690	$28,400,090	$32,725,670
Net Assets	$11,074,898	$2,902,692	$929,690	$28,400,090	$32,725,670

NET ASSETS, representing:
Accumulation units	$11,074,898	$2,902,692	$929,690	$28,400,090	$32,725,670
	$11,074,898	$2,902,692	$929,690	$28,400,090	$32,725,670

Units outstanding	662,772	182,939	44,076	2,790,836	2,138,335

Portfolio shares held	1,685,677	239,892	31,156	2,461,013	1,445,480
Portfolio net asset value per share	$6.57	$12.10	$29.84	$11.54	$22.64
Investment in portfolio shares, at cost	$13,555,376	$3,439,285	$987,110	$28,816,792	$33,359,207

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$1,375	$1,167,054	$771,121

EXPENSES
Charges for mortality and expense risk, and
for administration	58,906	14,800	5,261	249,498	330,958
NET INVESTMENT INCOME (LOSS)	(58,906)	(14,800)	(3,886)	917,556	440,163

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,222,128	—	214,080	—	2,268,678
Net realized gain (loss) on shares redeemed	(240,627)	(204,607)	2,743	(131,098)	(99,405)
Net change in unrealized appreciation (depreciation) on investments	(1,628,562)	551,890	(111,310)	799,999	180,552
NET GAIN (LOSS) ON INVESTMENTS	352,939	347,283	105,513	668,901	2,349,825

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$294,033	$332,483	$101,627	$1,586,457	$2,789,988

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	American Funds IS® Asset Allocation Fund (Class 4)	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America (Class 4)
ASSETS
Investment in the portfolios, at fair value	$8,393,563	$20,335,502	$39,081,976	$14,331,952	$13,226,484
Net Assets	$8,393,563	$20,335,502	$39,081,976	$14,331,952	$13,226,484

NET ASSETS, representing:
Accumulation units	$8,393,563	$20,335,502	$39,081,976	$14,331,952	$13,226,484
	$8,393,563	$20,335,502	$39,081,976	$14,331,952	$13,226,484

Units outstanding	497,309	941,859	2,437,228	699,918	1,367,982

Portfolio shares held	227,962	357,642	1,459,917	816,635	1,420,675
Portfolio net asset value per share	$36.82	$56.86	$26.77	$17.55	$9.31
Investment in portfolio shares, at cost	$7,912,325	$18,829,834	$36,599,692	$12,388,559	$13,894,186

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	American Funds IS® Asset Allocation Fund (Class 4)	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America (Class 4)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$214,929	$—	$663,708	$167,436	$513,289

EXPENSES
Charges for mortality and expense risk, and
for administration	42,548	88,739	205,621	70,471	64,769
NET INVESTMENT INCOME (LOSS)	172,381	(88,739)	458,087	96,965	448,520

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	107,186	3,018,078	2,474,784	873,198	—
Net realized gain (loss) on shares redeemed	47,254	450,467	237,485	285,685	(85,806)
Net change in unrealized appreciation (depreciation) on investments	699,063	117,408	1,789,718	747,858	357,922
NET GAIN (LOSS) ON INVESTMENTS	853,503	3,585,953	4,501,987	1,906,741	272,116

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,025,884	$3,497,214	$4,960,074	$2,003,706	$720,636

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	American Funds IS® Capital World Growth and Income Fund (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)
ASSETS
Investment in the portfolios, at fair value	$9,840,663	$3,001,316	$44,258,193	$14,690,450	$4,621,456
Net Assets	$9,840,663	$3,001,316	$44,258,193	$14,690,450	$4,621,456

NET ASSETS, representing:
Accumulation units	$9,840,663	$3,001,316	$44,258,193	$14,690,450	$4,621,456
	$9,840,663	$3,001,316	$44,258,193	$14,690,450	$4,621,456

Units outstanding	553,127	244,704	2,007,882	720,719	338,898

Portfolio shares held	551,298	158,214	329,327	226,809	211,702
Portfolio net asset value per share	$17.85	$18.97	$134.39	$64.77	$21.83
Investment in portfolio shares, at cost	$8,293,501	$3,355,677	$35,835,018	$13,370,405	$4,105,623

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® Capital World Growth and Income Fund (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$109,863	$5,565	$45,207	$101,039	$49,255

EXPENSES
Charges for mortality and expense risk, and
for administration	45,618	13,500	197,552	72,767	18,427
NET INVESTMENT INCOME (LOSS)	64,245	(7,935)	(152,345)	28,272	30,828

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	302,599	55,079	2,829,553	2,305,606	—
Net realized gain (loss) on shares redeemed	99,822	(75,207)	1,017,121	193,496	21,940
Net change in unrealized appreciation (depreciation) on investments	1,317,422	370,817	3,203,956	(314,541)	781,723
NET GAIN (LOSS) ON INVESTMENTS	1,719,843	350,689	7,050,630	2,184,561	803,663

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,784,088	$342,754	$6,898,285	$2,212,833	$834,491

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	American Funds IS® New World Fund (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)
ASSETS
Investment in the portfolios, at fair value	$4,541,636	$7,086,415	$4,588,287	$2,978,996	$5,457,342
Net Assets	$4,541,636	$7,086,415	$4,588,287	$2,978,996	$5,457,342

NET ASSETS, representing:
Accumulation units	$4,541,636	$7,086,415	$4,588,287	$2,978,996	$5,457,342
	$4,541,636	$7,086,415	$4,588,287	$2,978,996	$5,457,342

Units outstanding	305,755	339,007	232,930	145,647	293,166

Portfolio shares held	143,224	266,707	457,001	217,763	792,067
Portfolio net asset value per share	$31.71	$26.57	$10.04	$13.68	$6.89
Investment in portfolio shares, at cost	$4,015,711	$6,702,828	$4,507,417	$2,910,864	$6,327,776

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® New World Fund (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$38,474	$15,242	$47,900	$48,192	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	21,700	32,513	22,438	12,342	25,273
NET INVESTMENT INCOME (LOSS)	16,774	(17,271)	25,462	35,850	(25,273)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	166,564	731,396	408,101	331,875	630,233
Net realized gain (loss) on shares redeemed	23,553	67,332	(117,105)	13,121	(111,216)
Net change in unrealized appreciation (depreciation) on investments	767,956	296,724	240,787	168,930	4,810
NET GAIN (LOSS) ON INVESTMENTS	958,073	1,095,452	531,783	513,926	523,827

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$974,847	$1,078,181	$557,245	$549,776	$498,554

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
ASSETS
Investment in the portfolios, at fair value	$6,129,857	$7,799,422	$36,113,217	$22,288,028	$9,812,891
Net Assets	$6,129,857	$7,799,422	$36,113,217	$22,288,028	$9,812,891

NET ASSETS, representing:
Accumulation units	$6,129,857	$7,799,422	$36,113,217	$22,288,028	$9,812,891
	$6,129,857	$7,799,422	$36,113,217	$22,288,028	$9,812,891

Units outstanding	325,049	432,730	2,136,666	1,096,244	763,262

Portfolio shares held	534,892	373,357	1,418,987	231,204	259,532
Portfolio net asset value per share	$11.46	$20.89	$25.45	$96.40	$37.81
Investment in portfolio shares, at cost	$6,071,993	$7,188,347	$31,669,241	$16,306,265	$9,037,178

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$110,729	$—	$543,588	$—	$15,310

EXPENSES
Charges for mortality and expense risk, and
for administration	28,555	40,602	186,232	106,531	48,261
NET INVESTMENT INCOME (LOSS)	82,174	(40,602)	357,356	(106,531)	(32,951)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	517,296	1,268,744	1,737,022	278,834	615,717
Net realized gain (loss) on shares redeemed	9,230	304,051	314,904	1,592,507	3,181
Net change in unrealized appreciation (depreciation) on investments	398,217	(836,290)	2,056,883	2,047,670	683,063
NET GAIN (LOSS) ON INVESTMENTS	924,743	736,505	4,108,809	3,919,011	1,301,961

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,006,917	$695,903	$4,466,165	$3,812,480	$1,269,010

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)**	PSF Natural Resources Portfolio (Class III)**	PSF PGIM 50/50 Balanced Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$29,112,076	$1,609,318	$—	$—	$8,508,844
Net Assets	$29,112,076	$1,609,318	$—	$—	$8,508,844

NET ASSETS, representing:
Accumulation units	$29,112,076	$1,609,318	$—	$—	$8,508,844
	$29,112,076	$1,609,318	$—	$—	$8,508,844

Units outstanding	3,735,416	114,459	—	—	655,861

Portfolio shares held	3,389,066	21,001	—	—	173,827
Portfolio net asset value per share	$8.59	$76.63	$—	$—	$48.95
Investment in portfolio shares, at cost	$30,506,086	$1,211,340	$—	$—	$6,865,734

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	4/11/2025**	4/11/2025**	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	590,377	7,992	3,617	25,755	39,768
NET INVESTMENT INCOME (LOSS)	(590,377)	(7,992)	(3,617)	(25,755)	(39,768)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(869,701)	100,144	(83,280)	337,255	218,260
Net change in unrealized appreciation (depreciation) on investments	3,396,171	207,656	(269,758)	(1,216,349)	605,158
NET GAIN (LOSS) ON INVESTMENTS	2,526,470	307,800	(353,038)	(879,094)	823,418

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,936,093	$299,808	$(356,655)	$(904,849)	$783,650

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)**	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)
ASSETS
Investment in the portfolios, at fair value	$152,262,510	$—	$12,556,869	$20,370,870	$16,953,945
Net Assets	$152,262,510	$—	$12,556,869	$20,370,870	$16,953,945

NET ASSETS, representing:
Accumulation units	$152,262,510	$—	$12,556,869	$20,370,870	$16,953,945
	$152,262,510	$—	$12,556,869	$20,370,870	$16,953,945

Units outstanding	11,066,114	—	1,066,285	1,273,974	1,104,028

Portfolio shares held	2,654,044	—	1,622,334	141,405	80,972
Portfolio net asset value per share	$57.37	$—	$7.74	$144.06	$209.38
Investment in portfolio shares, at cost	$102,624,883	$—	$10,848,431	$15,594,917	$12,139,141

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	4/25/2025**	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	960,438	4,208	65,127	84,404	79,499
NET INVESTMENT INCOME (LOSS)	(960,438)	(4,208)	(65,127)	(84,404)	(79,499)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,257,313	106,726	315,351	532,653	962,602
Net change in unrealized appreciation (depreciation) on investments	6,608,466	(38,982)	703,122	4,186,479	1,510,940
NET GAIN (LOSS) ON INVESTMENTS	18,865,779	67,744	1,018,473	4,719,132	2,473,542

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,905,341	$63,536	$953,346	$4,634,728	$2,394,043

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)**
ASSETS
Investment in the portfolios, at fair value	$6,658,997	$21,644,657	$12,190,900	$62,147,016	$—
Net Assets	$6,658,997	$21,644,657	$12,190,900	$62,147,016	$—

NET ASSETS, representing:
Accumulation units	$6,658,997	$21,644,657	$12,190,900	$62,147,016	$—
	$6,658,997	$21,644,657	$12,190,900	$62,147,016	$—

Units outstanding	413,475	2,171,801	1,091,027	3,725,131	—

Portfolio shares held	94,267	1,378,641	184,431	371,093	—
Portfolio net asset value per share	$70.64	$15.70	$66.10	$167.47	$—
Investment in portfolio shares, at cost	$5,181,845	$20,313,920	$10,672,805	$44,242,349	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	4/25/2025**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	29,783	101,681	56,157	283,545	609
NET INVESTMENT INCOME (LOSS)	(29,783)	(101,681)	(56,157)	(283,545)	(609)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	176,824	171,529	74,600	1,327,633	14,803
Net change in unrealized appreciation (depreciation) on investments	743,751	1,154,481	550,505	7,334,056	(441)
NET GAIN (LOSS) ON INVESTMENTS	920,575	1,326,010	625,105	8,661,689	14,362

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$890,792	$1,224,329	$568,948	$8,378,144	$13,753

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)	MFS® Value Series (Initial Class)	Vanguard VIF Capital Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$358,831	$614,707	$344,253	$1,586,290	$643,918
Net Assets	$358,831	$614,707	$344,253	$1,586,290	$643,918

NET ASSETS, representing:
Accumulation units	$358,831	$614,707	$344,253	$1,586,290	$643,918
	$358,831	$614,707	$344,253	$1,586,290	$643,918

Units outstanding	29,160	33,274	24,724	98,677	30,621

Portfolio shares held	73,531	23,498	9,124	71,262	10,416
Portfolio net asset value per share	$4.88	$26.16	$37.73	$22.26	$61.82
Investment in portfolio shares, at cost	$347,422	$791,117	$319,618	$1,546,656	$464,390

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)	MFS® Value Series (Initial Class)	Vanguard VIF Capital Growth Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$22,882	$9,648	$9,598	$24,347	$8,948

EXPENSES
Charges for mortality and expense risk, and
for administration	1,558	2,612	1,604	5,483	5,435
NET INVESTMENT INCOME (LOSS)	21,324	7,036	7,994	18,864	3,513

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	246,904	4,389	113,265	38,446
Net realized gain (loss) on shares redeemed	7,082	(3,910)	584	14,478	36,094
Net change in unrealized appreciation (depreciation) on investments	10,805	(176,109)	37,333	44,821	91,580
NET GAIN (LOSS) ON INVESTMENTS	17,887	66,885	42,306	172,564	166,120

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$39,211	$73,921	$50,300	$191,428	$169,633

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF International Portfolio	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$1,729,564	$807,162	$2,085,458	$1,863,172	$2,900,364
Net Assets	$1,729,564	$807,162	$2,085,458	$1,863,172	$2,900,364

NET ASSETS, representing:
Accumulation units	$1,729,564	$807,162	$2,085,458	$1,863,172	$2,900,364
	$1,729,564	$807,162	$2,085,458	$1,863,172	$2,900,364

Units outstanding	88,135	45,515	137,736	167,726	133,247

Portfolio shares held	99,002	30,784	72,944	165,175	119,307
Portfolio net asset value per share	$17.47	$26.22	$28.59	$11.28	$24.31
Investment in portfolio shares, at cost	$1,515,007	$741,258	$1,916,948	$1,890,676	$2,797,200

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF International Portfolio	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$31,522	$20,944	$18,678	$80,730	$14,139

EXPENSES
Charges for mortality and expense risk, and
for administration	14,044	5,949	14,946	16,095	10,860
NET INVESTMENT INCOME (LOSS)	17,478	14,995	3,732	64,635	3,279

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	164,830	63,666	125,883	—	336,998
Net realized gain (loss) on shares redeemed	28,660	1,033	(14,667)	(186)	68,529
Net change in unrealized appreciation (depreciation) on investments	39,105	33,882	264,292	5,133	100,012
NET GAIN (LOSS) ON INVESTMENTS	232,595	98,581	375,508	4,947	505,539

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$250,073	$113,576	$379,240	$69,582	$508,818

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	ClearBridge Variable Appreciation Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$1,212,822	$1,075,179	$798,094	$2,023,324	$145,204
Net Assets	$1,212,822	$1,075,179	$798,094	$2,023,324	$145,204

NET ASSETS, representing:
Accumulation units	$1,212,822	$1,075,179	$798,094	$2,023,324	$145,204
	$1,212,822	$1,075,179	$798,094	$2,023,324	$145,204

Units outstanding	57,707	67,707	47,854	98,248	7,303

Portfolio shares held	55,329	59,337	53,998	109,192	2,330
Portfolio net asset value per share	$21.92	$18.12	$14.78	$18.53	$62.31
Investment in portfolio shares, at cost	$1,094,960	$897,873	$689,313	$1,606,329	$138,106

STATEMENTS OF OPERATION
For the period ended December 31, 2025

	SUBACCOUNTS
	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	ClearBridge Variable Appreciation Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$26,276	$24,463	$78,772	$755

EXPENSES
Charges for mortality and expense risk, and
for administration	4,906	7,839	4,663	13,291	1,055
NET INVESTMENT INCOME (LOSS)	(4,906)	18,437	19,800	65,481	(300)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	189,617	9,810	29,598	57,340	21,619
Net realized gain (loss) on shares redeemed	112,761	2,099	17,687	76,047	30,229
Net change in unrealized appreciation (depreciation) on investments	(165,000)	100,210	129,104	447,729	(21,438)
NET GAIN (LOSS) ON INVESTMENTS	137,378	112,119	176,389	581,116	30,410

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$132,472	$130,556	$196,189	$646,597	$30,110

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$1,387,101	$282,322	$31,779	$154,473	$557,892
Net Assets	$1,387,101	$282,322	$31,779	$154,473	$557,892

NET ASSETS, representing:
Accumulation units	$1,387,101	$282,322	$31,779	$154,473	$557,892
	$1,387,101	$282,322	$31,779	$154,473	$557,892

Units outstanding	76,562	14,169	2,142	8,499	23,717

Portfolio shares held	68,499	5,869	2,091	10,705	13,271
Portfolio net asset value per share	$20.25	$48.10	$15.20	$14.43	$42.04
Investment in portfolio shares, at cost	$1,510,104	$233,075	$29,572	$155,871	$403,283

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$29,463	$—	$811	$2,587	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	6,062	1,294	120	671	2,249
NET INVESTMENT INCOME (LOSS)	23,401	(1,294)	691	1,916	(2,249)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	186,319	20,129	2,708	15,529	66,900
Net realized gain (loss) on shares redeemed	(4,577)	21,322	192	773	49,774
Net change in unrealized appreciation (depreciation) on investments	(42,878)	(18,140)	(106)	2,847	(31,160)
NET GAIN (LOSS) ON INVESTMENTS	138,864	23,311	2,794	19,149	85,514

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$162,265	$22,017	$3,485	$21,065	$83,265

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033	Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	AST Bond Portfolio 2034
ASSETS
Investment in the portfolios, at fair value	$24,703,362	$357,109,457	$91,407	$22,768	$3,917,770
Net Assets	$24,703,362	$357,109,457	$91,407	$22,768	$3,917,770

NET ASSETS, representing:
Accumulation units	$24,703,362	$357,109,457	$91,407	$22,768	$3,917,770
	$24,703,362	$357,109,457	$91,407	$22,768	$3,917,770

Units outstanding	1,309,861	31,893,587	11,090	1,355	379,475

Portfolio shares held	1,145,265	35,710,946	10,270	1,579	355,192
Portfolio net asset value per share	$21.57	$10.00	$8.90	$14.42	$11.03
Investment in portfolio shares, at cost	$24,511,878	$357,109,457	$83,844	$22,989	$3,841,991

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033	Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	AST Bond Portfolio 2034
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$332,893	$11,741,393	$—	$452	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	304,187	1,911,138	1,705	94	60,251
NET INVESTMENT INCOME (LOSS)	28,706	9,830,255	(1,705)	358	(60,251)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,839,279	—	—	2,496	—
Net realized gain (loss) on shares redeemed	52,392	—	82	3,595	(166,286)
Net change in unrealized appreciation (depreciation) on investments	609,943	—	7,496	(3,376)	120,082
NET GAIN (LOSS) ON INVESTMENTS	2,501,614	—	7,578	2,715	(46,204)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,530,320	$9,830,255	$5,873	$3,073	$(106,455)

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2035	AST Bond Portfolio 2036
ASSETS
Investment in the portfolios, at fair value	$1,069,684	$543,606
Net Assets	$1,069,684	$543,606

NET ASSETS, representing:
Accumulation units	$1,069,684	$543,606
	$1,069,684	$543,606

Units outstanding	104,468	51,358

Portfolio shares held	100,252	50,381
Portfolio net asset value per share	$10.67	$10.79
Investment in portfolio shares, at cost	$1,053,943	$541,264

STATEMENTS OF OPERATIONS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2035	AST Bond Portfolio 2036
	1/1/2025	1/2/2025*
	to	to
	12/31/2025	12/31/2025

INVESTMENT INCOME
Dividend income	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	12,243	1,959
NET INVESTMENT INCOME (LOSS)	(12,243)	(1,959)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	(69,386)	86
Net change in unrealized appreciation (depreciation) on investments	19,753	2,342
NET GAIN (LOSS) ON INVESTMENTS	(49,633)	2,428

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(61,876)	$469

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$1,389,288	$(978,171)	$(2,314,420)	$(90,408)	$(77,805)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,922,278	21,155,056	884,594	1,071,250
Net change in unrealized appreciation (depreciation) on investments	—	2,809,375	6,704,463	(85,596)	(393,983)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,389,288	4,753,482	25,545,099	708,590	599,462

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,126,104	132,109	478,267	—	416,862
Annuity payments	(379,156)	(1,160,724)	(1,645,745)	(29,241)	(13,419)
Surrenders, withdrawals and death benefits	(20,971,589)	(12,702,450)	(25,695,620)	(1,236,239)	(1,668,283)
Net transfers between other subaccounts
or fixed rate option	10,476,224	1,304,575	1,695,786	2,322	144,695
Miscellaneous transactions	(2,749)	1,655	1,652	1,913	377
Other charges	(57,714)	(16,152)	(81,643)	(193)	(466)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,808,880)	(12,440,987)	(25,247,303)	(1,261,438)	(1,120,234)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,419,592)	(7,687,505)	297,796	(552,848)	(520,772)

NET ASSETS
Beginning of period	57,578,300	79,626,720	164,798,787	6,917,598	6,492,894
End of period	$49,158,708	$71,939,215	$165,096,583	$6,364,750	$5,972,122

Beginning units	44,444,886	23,240,963	20,654,999	1,310,845	1,397,519
Units issued	9,647,315	469,737	448,499	4,547	57,379
Units redeemed	(17,546,104)	(3,897,588)	(3,483,387)	(237,385)	(372,241)
Ending units	36,546,097	19,813,112	17,620,111	1,078,007	1,082,657
The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	4/11/2025**	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(2,022,221)	$(991,516)	$(8,397)	$(4,496,820)	$(549,695)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,832,750	4,484,212	314,360	56,391,168	4,897,175
Net change in unrealized appreciation (depreciation) on investments	(3,087,422)	1,248,948	(481,865)	3,364,481	2,799,301
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	18,723,107	4,741,644	(175,902)	55,258,829	7,146,781

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	361,974	106,194	1,050	752,378	87,159
Annuity payments	(1,500,636)	(607,652)	—	(4,487,800)	(171,296)
Surrenders, withdrawals and death benefits	(28,632,921)	(14,380,969)	(27,233)	(72,774,396)	(6,073,968)
Net transfers between other subaccounts
or fixed rate option	(1,434,790)	921,451	(2,593,217)	(4,703,767)	(554,973)
Miscellaneous transactions	13,993	1,241	1	(2,703)	1,709
Other charges	(150,212)	(83,670)	(269)	(606,261)	(34,785)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(31,342,592)	(14,043,405)	(2,619,668)	(81,822,549)	(6,746,154)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,619,485)	(9,301,761)	(2,795,570)	(26,563,720)	400,627

NET ASSETS
Beginning of period	144,510,666	72,286,169	2,795,570	389,026,082	38,588,247
End of period	$131,891,181	$62,984,408	$—	$362,462,362	$38,988,874

Beginning units	24,348,018	11,374,874	288,038	35,064,365	7,751,319
Units issued	397,515	125,056	2,213	522,750	107,154
Units redeemed	(5,491,663)	(2,302,275)	(290,251)	(6,971,347)	(1,296,011)
Ending units	19,253,870	9,197,655	—	28,615,768	6,562,462

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(4,558,563)	$(1,182,619)	$46,414	$73,646	$(357,136)
Capital gains distributions received	—	—	844,067	3,180,963	3,360,672
Net realized gain (loss) on shares redeemed	55,979,688	7,138,459	294,294	1,389,350	1,998,223
Net change in unrealized appreciation (depreciation) on investments	(4,616,946)	(2,768,701)	455,082	(516,976)	1,275,122
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	46,804,179	3,187,139	1,639,857	4,126,983	6,276,881

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	230,512	271,999	3,055	21,538	194,188
Annuity payments	(2,474,515)	(755,708)	(109,433)	(491,091)	(636,850)
Surrenders, withdrawals and death benefits	(59,528,260)	(18,601,054)	(1,782,701)	(6,675,621)	(8,164,549)
Net transfers between other subaccounts
or fixed rate option	48,082,377	1,836,187	1,821	(57,366)	(832,874)
Miscellaneous transactions	118,952	5,070	(400)	(332)	(2,932)
Other charges	(232,165)	(159,398)	(2,131)	(3,181)	(4,812)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,803,099)	(17,402,904)	(1,889,789)	(7,206,053)	(9,447,829)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,001,080	(14,215,765)	(249,932)	(3,079,070)	(3,170,948)

NET ASSETS
Beginning of period	289,064,323	100,335,553	10,438,670	36,326,338	49,198,704
End of period	$322,065,403	$86,119,788	$10,188,738	$33,247,268	$46,027,756

Beginning units	25,075,131	9,107,938	4,531,672	5,784,091	8,529,717
Units issued	7,434,347	298,682	45,069	26,751	72,598
Units redeemed	(6,236,662)	(1,878,791)	(779,351)	(1,119,400)	(1,634,114)
Ending units	26,272,816	7,527,829	3,797,390	4,691,442	6,968,201
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(644,013)	$10,204	$(49,392)	$(855,292)	$27,624
Capital gains distributions received	3,822,905	—	2,985,205	11,053,806	1,057,939
Net realized gain (loss) on shares redeemed	4,557,088	2,517,858	486,596	4,527,960	786,073
Net change in unrealized appreciation (depreciation) on investments	11,276	6,652,288	(2,071,091)	(8,494,340)	27,227
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,747,256	9,180,350	1,351,318	6,232,134	1,898,863

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	138,710	71,452	2,353	53,275	68,524
Annuity payments	(433,618)	(177,627)	(40,796)	(565,921)	(179,504)
Surrenders, withdrawals and death benefits	(8,302,978)	(5,998,690)	(1,993,461)	(11,290,319)	(2,153,643)
Net transfers between other subaccounts
or fixed rate option	(154,316)	(425,298)	58,068	(506,884)	254,840
Miscellaneous transactions	(3,695)	(578)	(443)	1,086	434
Other charges	(4,622)	(3,463)	(1,442)	(6,713)	(1,289)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,760,519)	(6,534,204)	(1,975,721)	(12,315,476)	(2,010,638)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,013,263)	2,646,146	(624,403)	(6,083,342)	(111,775)

NET ASSETS
Beginning of period	52,097,292	36,561,126	13,359,487	65,322,025	14,550,636
End of period	$51,084,029	$39,207,272	$12,735,084	$59,238,683	$14,438,861

Beginning units	6,183,087	7,379,884	1,865,480	6,619,877	2,364,222
Units issued	102,554	47,001	9,087	47,068	153,940
Units redeemed	(1,089,596)	(1,195,517)	(286,761)	(1,232,734)	(467,316)
Ending units	5,196,045	6,231,368	1,587,806	5,434,211	2,050,846
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	4/11/2025**

OPERATIONS
Net investment income (loss)	$(208,915)	$(60,262)	$(116,157)	$(139,538)	$(281,201)
Capital gains distributions received	850,599	2,307,761	788,656	742,288	—
Net realized gain (loss) on shares redeemed	(482,482)	(607,266)	560,687	716,843	38,644,568
Net change in unrealized appreciation (depreciation) on investments	(16,469)	1,859,044	(304,151)	61,593	(46,998,567)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	142,733	3,499,277	929,035	1,381,186	(8,635,200)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	64,973	400	—	695	131,735
Annuity payments	(42,622)	(47,746)	(64,023)	(1,217)	(177,073)
Surrenders, withdrawals and death benefits	(2,913,831)	(2,494,230)	(1,423,664)	(1,291,268)	(4,471,494)
Net transfers between other subaccounts
or fixed rate option	226,537	(273,708)	152,542	464,699	(54,030,433)
Miscellaneous transactions	(322)	(1,134)	3,316	311	3,082
Other charges	(1,576)	(1,474)	(612)	(19,990)	(42,591)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,666,841)	(2,817,892)	(1,332,441)	(846,770)	(58,586,774)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,524,108)	681,385	(403,406)	534,416	(67,221,974)

NET ASSETS
Beginning of period	16,247,688	15,400,185	8,713,081	9,035,989	67,221,974
End of period	$13,723,580	$16,081,570	$8,309,675	$9,570,405	$—

Beginning units	2,810,323	4,283,255	2,259,828	1,769,673	10,306,844
Units issued	74,152	8,655	140,195	180,969	236,000
Units redeemed	(522,422)	(726,317)	(463,874)	(278,023)	(10,542,844)
Ending units	2,362,053	3,565,593	1,936,149	1,672,619	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio	AST Large-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	1/24/2025**	12/31/2025	2/7/2025**	12/31/2025	1/24/2025**

OPERATIONS
Net investment income (loss)	$(137,230)	$(38,267,293)	$(154,397)	$(15,189,325)	$(110,490)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	41,131,024	88,145,546	25,811,662	54,049,094	30,534,479
Net change in unrealized appreciation (depreciation) on investments	(38,243,559)	170,265,965	(23,881,508)	133,925,409	(20,606,349)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,750,235	220,144,218	1,775,757	172,785,178	9,817,640

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	27,842	747,255	61,960	4,891,127	4,723
Annuity payments	(30,565)	(2,700,446)	(98,926)	(2,217,399)	(23,018)
Surrenders, withdrawals and death benefits	(1,596,733)	(460,885,334)	(2,847,055)	(175,380,084)	(778,155)
Net transfers between other subaccounts
or fixed rate option	(173,315,768)	43,745,473	(131,126,066)	(5,713,361)	(121,499,525)
Miscellaneous transactions	(34)	(32,409)	1	39,382	(197)
Other charges	(91,188)	(33,933,552)	(111,153)	(11,220,828)	(79,796)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(175,006,446)	(453,059,013)	(134,121,239)	(189,601,163)	(122,375,968)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(172,256,211)	(232,914,795)	(132,345,482)	(16,815,985)	(112,558,328)

NET ASSETS
Beginning of period	172,256,211	2,898,457,452	132,345,482	1,313,907,269	112,558,328
End of period	$—	$2,665,542,657	$—	$1,297,091,284	$—

Beginning units	6,672,779	180,308,130	7,870,461	40,884,922	8,558,529
Units issued	87,918	13,747,361	48,149	1,729,794	102,312
Units redeemed	(6,760,697)	(42,145,627)	(7,918,610)	(7,564,891)	(8,660,841)
Ending units	—	151,909,864	—	35,049,825	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST Aggressive Asset Allocation Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	1/24/2025**	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(213,357)	$(110,311,095)	$(20,513,959)	$(231,730,298)	$(30,093,014)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	96,949,293	699,928,859	74,497,440	592,064,930	127,283,993
Net change in unrealized appreciation (depreciation) on investments	(88,679,493)	420,283,778	91,515,513	1,597,378,758	90,144,712
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,056,443	1,009,901,542	145,498,994	1,957,713,390	187,335,691

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	85,654	3,662,056	331,321	14,538,367	1,680,757
Annuity payments	—	(4,337,854)	(2,703,823)	(14,818,083)	(3,485,419)
Surrenders, withdrawals and death benefits	(2,295,299)	(1,289,628,496)	(192,970,524)	(2,713,198,271)	(451,307,797)
Net transfers between other subaccounts
or fixed rate option	(275,917,023)	(69,743,904)	21,888,765	(313,847,728)	126,763,009
Miscellaneous transactions	(379)	(105,525)	6,731	(53,335)	(23,502)
Other charges	(158,819)	(83,968,327)	(14,821,716)	(190,752,091)	(23,819,556)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(278,285,866)	(1,444,122,050)	(188,269,246)	(3,218,131,141)	(350,192,508)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(270,229,423)	(434,220,508)	(42,770,252)	(1,260,417,751)	(162,856,817)

NET ASSETS
Beginning of period	270,229,423	8,092,503,664	1,394,935,698	17,632,849,453	2,212,628,346
End of period	$—	$7,658,283,156	$1,352,165,446	$16,372,431,702	$2,049,771,529

Beginning units	10,134,517	315,375,779	88,860,330	798,976,996	133,853,902
Units issued	67,400	12,064,473	8,890,639	16,874,048	12,969,353
Units redeemed	(10,201,917)	(67,515,237)	(20,928,335)	(159,607,833)	(33,972,508)
Ending units	—	259,925,015	76,822,634	656,243,211	112,850,747
**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST PGIM Aggressive Multi-Asset Portfolio	AST Multi-Asset Diversified Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Equity Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(133,370,200)	$(54,921,973)	$(24,690,073)	$7,492,116	$(7,217,939)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	667,445,299	350,812,015	209,470,705	—	10,942,681
Net change in unrealized appreciation (depreciation) on investments	703,003,009	206,779,705	103,285,918	—	28,289,151
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,237,078,108	502,669,747	288,066,550	7,492,116	32,013,893

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,633,632	1,038,519	9,146,917	5,831,719	2,089,500
Annuity payments	(5,455,642)	(2,620,060)	(2,169,854)	(1,442,010)	(445,231)
Surrenders, withdrawals and death benefits	(1,486,577,082)	(658,590,698)	(297,618,179)	(1,131,698,808)	(79,851,674)
Net transfers between other subaccounts
or fixed rate option	(96,874,943)	(71,379,826)	(120,765,517)	1,082,454,468	21,065,587
Miscellaneous transactions	(77,185)	(17,254)	73,593	(11,784)	11,094
Other charges	(118,760,297)	(45,023,998)	(16,685,249)	(1,529,448)	(5,130,631)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,705,111,517)	(776,593,317)	(428,018,289)	(46,395,863)	(62,261,355)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(468,033,409)	(273,923,570)	(139,951,739)	(38,903,747)	(30,247,462)

NET ASSETS
Beginning of period	10,175,477,211	4,118,513,719	2,115,998,250	303,788,995	608,460,472
End of period	$9,707,443,802	$3,844,590,149	$1,976,046,511	$264,885,248	$578,213,010

Beginning units	457,914,323	179,687,188	36,026,488	30,593,114	17,041,046
Units issued	30,490,463	3,461,831	1,426,061	35,797,654	1,514,917
Units redeemed	(107,231,223)	(36,344,072)	(8,683,342)	(40,225,395)	(3,415,573)
Ending units	381,173,563	146,804,947	28,769,207	26,165,373	15,140,390

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	1/10/2025**	12/31/2025

OPERATIONS
Net investment income (loss)	$(7,056,856)	$(78,429,326)	$(28,540,447)	$(45,432)	$(21,073,067)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	42,779,249	253,100,714	11,043,160	9,767,467	106,246,748
Net change in unrealized appreciation (depreciation) on investments	120,317,505	158,843,239	146,111,296	(11,554,174)	64,874,271
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	156,039,898	333,514,627	128,614,009	(1,832,139)	150,047,952

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,182,194	2,331	5,817,090	1,608	367,337
Annuity payments	(672,042)	(997,808)	(3,387,587)	—	(1,568,884)
Surrenders, withdrawals and death benefits	(82,049,028)	(563,877,182)	(336,940,391)	(437,506)	(261,234,454)
Net transfers between other subaccounts
or fixed rate option	93,173,997	(621,361,289)	373,808,776	(126,019,611)	7,878,299
Miscellaneous transactions	7,293	1,303	(7,039)	73	(26,273)
Other charges	(5,269,809)	(89,494,169)	(22,298,895)	(28,400)	(18,585,165)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,372,605	(1,275,726,814)	16,991,954	(126,483,836)	(273,169,140)

TOTAL INCREASE (DECREASE) IN NET ASSETS	163,412,503	(942,212,187)	145,605,963	(128,315,975)	(123,121,188)

NET ASSETS
Beginning of period	438,591,207	5,183,168,270	2,134,299,316	128,315,975	1,591,820,600
End of period	$602,003,710	$4,240,956,083	$2,279,905,279	$—	$1,468,699,412

Beginning units	22,693,123	370,246,939	175,251,859	13,431,912	77,884,782
Units issued	7,892,487	368,283,517	38,852,672	42,351	3,333,488
Units redeemed	(7,224,679)	(457,543,658)	(37,235,598)	(13,474,263)	(16,708,601)
Ending units	23,360,931	280,986,798	176,868,933	—	64,509,669

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(5,663)	$(252)	$(6,103)	$(15,848)	$(4,387)
Capital gains distributions received	41,227	19,473	6,596	131,410	8,411
Net realized gain (loss) on shares redeemed	3,159	(20,731)	36,066	(32,207)	27,486
Net change in unrealized appreciation (depreciation) on investments	(19,604)	(519)	2,426	54,086	20,061
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,119	(2,029)	38,985	137,441	51,571

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(15,858)	(15,297)	(43,219)	(189,333)	(36,325)
Net transfers between other subaccounts
or fixed rate option	(28,732)	21,759	513	11,851	(67,348)
Miscellaneous transactions	313	52	46	(24)	(72)
Other charges	(2,767)	(1,239)	(3,806)	(10,851)	(2,794)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(47,044)	5,275	(46,466)	(188,357)	(106,539)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,925)	3,246	(7,481)	(50,916)	(54,968)

NET ASSETS
Beginning of period	586,197	199,410	422,365	1,254,925	383,979
End of period	$558,272	$202,656	$414,884	$1,204,009	$329,011

Beginning units	11,765	8,020	18,474	34,189	12,065
Units issued	1,799	2,391	8,415	9,697	1,507
Units redeemed	(2,805)	(2,335)	(10,058)	(13,889)	(4,433)
Ending units	10,759	8,076	16,831	29,997	9,139

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(7,535)	$(3,813)	$136	$(5,727)	$(2,183)
Capital gains distributions received	61,508	40,626	—	37,732	9,722
Net realized gain (loss) on shares redeemed	(10,881)	(491)	(2,166)	(6,591)	(32)
Net change in unrealized appreciation (depreciation) on investments	(20,552)	(14,869)	527	(16,722)	(832)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	22,540	21,453	(1,503)	8,692	6,675

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(33,022)	(20,550)	(4,751)	(22,489)	(25,643)
Net transfers between other subaccounts
or fixed rate option	58,787	149,193	8,206	27,546	25,875
Miscellaneous transactions	—	2	—	(175)	1
Other charges	(5,581)	(3,303)	(919)	(3,968)	(1,820)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	20,184	125,342	2,536	914	(1,587)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,724	146,795	1,033	9,606	5,088

NET ASSETS
Beginning of period	598,343	380,873	117,312	440,983	212,237
End of period	$641,067	$527,668	$118,345	$450,589	$217,325

Beginning units	18,919	14,967	6,791	14,300	8,450
Units issued	6,972	7,088	1,685	3,118	3,154
Units redeemed	(6,063)	(3,306)	(1,481)	(3,001)	(3,424)
Ending units	19,828	18,749	6,995	14,417	8,180

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(958)	$728	$(10,700)	$(5,976)	$(5,809)
Capital gains distributions received	—	161	89,900	116,603	119,050
Net realized gain (loss) on shares redeemed	19,904	19,060	52,740	2,164	8,615
Net change in unrealized appreciation (depreciation) on investments	(5,684)	22,581	38,096	(30,604)	(72,786)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	13,262	42,530	170,036	82,187	49,070

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(14,278)	(37,814)	(58,183)	(65,947)	(77,565)
Net transfers between other subaccounts
or fixed rate option	(13,324)	(16,136)	(122,583)	221,056	9,654
Miscellaneous transactions	—	336	(46)	(165)	—
Other charges	(277)	(3,059)	(5,910)	(6,735)	(891)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,879)	(56,673)	(186,722)	148,209	(68,802)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,617)	(14,143)	(16,686)	230,396	(19,732)

NET ASSETS
Beginning of period	105,096	344,188	1,022,493	782,052	377,565
End of period	$90,479	$330,045	$1,005,807	$1,012,448	$357,833

Beginning units	5,709	14,695	19,726	30,907	44,632
Units issued	1,431	2,913	2,236	10,539	1,753
Units redeemed	(3,382)	(4,823)	(5,524)	(7,175)	(9,149)
Ending units	3,758	12,785	16,438	34,271	37,236
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	1/24/2025**	12/31/2025

OPERATIONS
Net investment income (loss)	$(2,246)	$(4,046,710)	$(6,218)	$(148,421)	$(160,333,990)
Capital gains distributions received	7,149	—	51,083	—	—
Net realized gain (loss) on shares redeemed	231	89,613,563	21,981	72,381,546	241,597,668
Net change in unrealized appreciation (depreciation) on investments	4,831	(28,545,508)	(52,070)	(65,758,457)	294,983,738
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,965	57,021,345	14,776	6,474,668	376,247,416

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,253,794	—	82,758	392
Annuity payments	—	(149,691)	—	—	(4,070,718)
Surrenders, withdrawals and death benefits	(2,356)	(212,081,855)	(210,724)	(1,425,945)	(1,181,135,918)
Net transfers between other subaccounts
or fixed rate option	26	(18,477,757)	—	(187,905,053)	698,474
Miscellaneous transactions	—	(8,512)	—	(150)	(37,965)
Other charges	(161)	(1,446,278)	(1,360)	(96,142)	(1,269,886)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,491)	(228,910,299)	(212,084)	(189,344,532)	(1,185,815,621)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,474	(171,888,954)	(197,308)	(182,869,864)	(809,568,205)

NET ASSETS
Beginning of period	131,124	583,708,587	562,350	182,869,864	8,763,404,726
End of period	$138,598	$411,819,633	$365,042	$—	$7,953,836,521

Beginning units	3,776	30,366,277	13,546	6,309,211	816,560,545
Units issued	—	224,210	—	39,671	2,813,385
Units redeemed	(70)	(12,788,669)	(5,093)	(6,348,882)	(110,738,836)
Ending units	3,706	17,801,818	8,453	—	708,635,094

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Large-Cap Equity Portfolio	AST Bond Portfolio 2025	AST J.P. Morgan Aggressive Multi-Asset Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025**	12/31/2025	12/31/2025	2/7/2025**

OPERATIONS
Net investment income (loss)	$(11,228,524)	$(190,566)	$(30,921,598)	$(210,855)	$(157,152)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,782,816	938,894	157,527,906	282,726	(843,039)
Net change in unrealized appreciation (depreciation) on investments	85,257,254	(570,754)	92,871,452	254,921	1,624,076
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	89,811,546	177,574	219,477,760	326,792	623,885

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,251,135	—	120,257	—	23,814
Annuity payments	(707,235)	—	(457,781)	—	(3,845)
Surrenders, withdrawals and death benefits	(133,872,758)	(660,978)	(441,328,168)	(1,256,428)	(2,407,627)
Net transfers between other subaccounts
or fixed rate option	743,511,299	(18,720,759)	(8,787,912)	6,948,085	(143,135,324)
Miscellaneous transactions	14,298	(672)	(36,652)	(40)	36
Other charges	(8,007,611)	(18,991)	(32,352,481)	(3,283)	(131,148)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	605,189,128	(19,401,400)	(482,842,737)	5,688,334	(145,654,094)

TOTAL INCREASE (DECREASE) IN NET ASSETS	695,000,674	(19,223,826)	(263,364,977)	6,015,126	(145,030,209)

NET ASSETS
Beginning of period	255,716,949	19,223,826	2,523,449,282	3,901,811	145,030,209
End of period	$950,717,623	$—	$2,260,084,305	$9,916,937	$—

Beginning units	8,682,755	1,669,241	129,573,927	397,836	14,936,025
Units issued	27,315,398	1,043,358	24,435,159	1,593,491	203,870
Units redeemed	(7,289,477)	(2,712,599)	(50,975,137)	(1,006,226)	(15,139,895)
Ending units	28,708,676	—	103,033,949	985,101	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$1,498,467	$(103,871)	$(33,340)	$(252,863)	$(21,474)
Capital gains distributions received	4,317,997	—	—	—	—
Net realized gain (loss) on shares redeemed	(169,561)	78,280	26,011	(59,344)	27,573
Net change in unrealized appreciation (depreciation) on investments	1,956,723	231,702	715,800	933,491	56,575
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,603,626	206,111	708,471	621,284	62,674

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,168,378	—	136	—	—
Annuity payments	—	—	(6,331)	—	—
Surrenders, withdrawals and death benefits	(6,993,640)	(1,210,031)	(455,210)	(2,365,978)	(754,015)
Net transfers between other subaccounts
or fixed rate option	(706,728)	563,971	40,487	(382,902)	106
Miscellaneous transactions	(10,073)	(4)	(11)	(2)	—
Other charges	(201,793)	(3,121)	(7,231)	(5,907)	(88)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,743,856)	(649,185)	(428,160)	(2,754,789)	(753,997)

TOTAL INCREASE (DECREASE) IN NET ASSETS	859,770	(443,074)	280,311	(2,133,505)	(691,323)

NET ASSETS
Beginning of period	43,801,871	5,001,943	2,525,313	14,062,874	1,472,719
End of period	$44,661,641	$4,558,869	$2,805,624	$11,929,369	$781,396

Beginning units	2,927,538	516,988	241,988	1,446,634	154,244
Units issued	217,995	203,339	23,258	30,848	1,085
Units redeemed	(630,614)	(265,894)	(64,241)	(308,593)	(78,739)
Ending units	2,514,919	454,433	201,005	1,168,889	76,590

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(249,549)	$(642,983)	$(5,299)	$(9,196)	$(1,864)
Capital gains distributions received	—	—	263,747	41,259	206,235
Net realized gain (loss) on shares redeemed	(91,986)	(677,567)	175,442	212,667	41,128
Net change in unrealized appreciation (depreciation) on investments	1,113,449	3,236,444	(106,160)	213,740	(25,559)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	771,914	1,915,894	327,730	458,470	219,940

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	13,268	7,495	9,370
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,518,641)	(6,363,005)	(817,662)	(453,942)	(410,218)
Net transfers between other subaccounts
or fixed rate option	294,906	1,460,982	(107,535)	(138,956)	(471,611)
Miscellaneous transactions	122	(2,341)	(4)	(6)	(165)
Other charges	(8,102)	(22,100)	(963)	(2,933)	(3,227)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,231,715)	(4,926,464)	(912,896)	(588,342)	(875,851)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,459,801)	(3,010,570)	(585,166)	(129,872)	(655,911)

NET ASSETS
Beginning of period	13,453,652	33,322,863	2,179,747	2,637,007	1,732,340
End of period	$11,993,851	$30,312,293	$1,594,581	$2,507,135	$1,076,429

Beginning units	1,363,842	3,980,012	108,684	124,820	80,258
Units issued	116,741	1,035,743	11,977	9,956	34,345
Units redeemed	(336,247)	(1,606,270)	(55,049)	(37,101)	(71,138)
Ending units	1,144,336	3,409,485	65,612	97,675	43,465

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard VIF Equity Index Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$53,695	$(3,202)	$7,663	$50,369	$4,740
Capital gains distributions received	—	—	25,004	—	31,541
Net realized gain (loss) on shares redeemed	(371)	26,083	5,564	(3,790)	60,781
Net change in unrealized appreciation (depreciation) on investments	65,089	73,603	5,850	33,156	181,983
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	118,413	96,484	44,081	79,735	279,045

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	29,698	14,935	—	26,389	163,394
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(498,412)	(154,325)	(9,253)	(144,619)	(178,984)
Net transfers between other subaccounts
or fixed rate option	(30,598)	(280,007)	(94,362)	76,006	167,295
Miscellaneous transactions	(105)	(54)	—	(5)	(52)
Other charges	(1,944)	(884)	(1,226)	(1,215)	(2,964)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(501,361)	(420,335)	(104,841)	(43,444)	148,689

TOTAL INCREASE (DECREASE) IN NET ASSETS	(382,948)	(323,851)	(60,760)	36,291	427,734

NET ASSETS
Beginning of period	2,058,593	830,445	419,484	1,220,106	1,196,636
End of period	$1,675,645	$506,594	$358,724	$1,256,397	$1,624,370

Beginning units	211,047	69,468	32,155	125,653	65,741
Units issued	18,184	64,281	56,705	104,441	25,525
Units redeemed	(68,321)	(96,174)	(63,994)	(108,849)	(14,877)
Ending units	160,910	37,575	24,866	121,245	76,389

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$3,590	$14,848	$25,326	$42,381	$72,811
Capital gains distributions received	291	126,933	21,756	—	59,688
Net realized gain (loss) on shares redeemed	(1,699)	5,173	(28,465)	20,325	71,739
Net change in unrealized appreciation (depreciation) on investments	5,262	95,965	1,527	75,437	691,358
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,444	242,919	20,144	138,143	895,596

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	652	7,514	28,055
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(30,703)	(109,104)	(137,569)	(148,166)	(480,010)
Net transfers between other subaccounts
or fixed rate option	62,013	178,832	93,167	851,263	(27,819)
Miscellaneous transactions	—	9	(79)	(154)	(44)
Other charges	(388)	(2,774)	(1,663)	(4,197)	(3,737)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	30,922	66,963	(45,492)	706,260	(483,555)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,366	309,882	(25,348)	844,403	412,041

NET ASSETS
Beginning of period	115,909	2,225,268	1,166,017	1,662,289	3,181,929
End of period	$154,275	$2,535,150	$1,140,669	$2,506,692	$3,593,970

Beginning units	12,479	149,677	112,662	180,393	263,210
Units issued	6,596	22,176	27,044	170,027	28,170
Units redeemed	(3,279)	(17,861)	(32,042)	(93,685)	(64,694)
Ending units	15,796	153,992	107,664	256,735	226,686

.
The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$10,459	$23,167	$3,203	$(4,751)	$26,447
Capital gains distributions received	137,813	155,444	5,392	46,787	—
Net realized gain (loss) on shares redeemed	61,127	(4,686)	(419)	16,561	2,221
Net change in unrealized appreciation (depreciation) on investments	164,355	79,973	11,859	71,555	8,965
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	373,754	253,898	20,035	130,152	37,633

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,082	55,793	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(201,896)	(36,358)	(2,902)	(34,044)	(46,969)
Net transfers between other subaccounts
or fixed rate option	(70,219)	(64,871)	3,396	(22,884)	11,476
Miscellaneous transactions	(1)	(126)	—	(9)	3
Other charges	(4,890)	(4,654)	(189)	(748)	(500)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(274,924)	(50,216)	305	(57,685)	(35,990)

TOTAL INCREASE (DECREASE) IN NET ASSETS	98,830	203,682	20,340	72,467	1,643

NET ASSETS
Beginning of period	2,415,682	1,648,217	170,044	818,618	476,073
End of period	$2,514,512	$1,851,899	$190,384	$891,085	$477,716

Beginning units	136,987	118,203	14,800	44,044	42,383
Units issued	5,982	10,102	904	1,946	1,653
Units redeemed	(20,071)	(13,413)	(889)	(4,650)	(4,792)
Ending units	122,898	114,892	14,815	41,340	39,244

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	American Funds IS® Asset Allocation Fund (Class 1)	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® The Bond Fund of America (Class 1)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$28,593	$97,827	$81,018	$13,827	$67,220
Capital gains distributions received	69,081	—	490,664	105,254	—
Net realized gain (loss) on shares redeemed	(991)	6,535	(65,295)	170,268	(21,250)
Net change in unrealized appreciation (depreciation) on investments	138,629	69,481	383,371	6,688	97,858
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	235,312	173,843	889,758	296,037	143,828

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	28,700	313,391	65,704	30,726
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(232,148)	(326,968)	(3,146,074)	(476,426)	(815,581)
Net transfers between other subaccounts
or fixed rate option	(440)	407,706	2,073,688	401,571	(177,577)
Miscellaneous transactions	31	(1)	35	2	(174)
Other charges	(820)	(2,663)	(7,811)	(491)	(3,054)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(233,377)	106,774	(766,771)	(9,640)	(965,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,935	280,617	122,987	286,397	(821,832)

NET ASSETS
Beginning of period	1,607,428	2,770,190	5,057,712	2,078,488	2,629,973
End of period	$1,609,363	$3,050,807	$5,180,699	$2,364,885	$1,808,141

Beginning units	126,706	263,717	355,163	121,043	271,841
Units issued	194	41,878	171,283	71,402	21,658
Units redeemed	(16,938)	(31,840)	(212,204)	(74,444)	(118,320)
Ending units	109,962	273,755	314,242	118,001	175,179

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® Growth Fund (Class 1)	American Funds IS® Growth-Income Fund (Class 1)	American Funds IS® U.S. Government Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(20,765)	$8,395	$34,478	$18,134	$(1,522)
Capital gains distributions received	293,000	445,695	—	133,386	32,165
Net realized gain (loss) on shares redeemed	270,179	487,002	(11,815)	5,705	(18,462)
Net change in unrealized appreciation (depreciation) on investments	79,599	(521,954)	50,075	53,526	33,860
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	622,013	419,138	72,738	210,751	46,041

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	124,904	55,822	6,845	2,045	1,350
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(744,606)	(384,367)	(159,674)	(129,188)	(75,299)
Net transfers between other subaccounts
or fixed rate option	(36,166)	(2,148,543)	(76,542)	(129,507)	(356,385)
Miscellaneous transactions	(924)	207	1	(197)	4
Other charges	(5,526)	(2,942)	(1,102)	(802)	(302)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(662,318)	(2,479,823)	(230,472)	(257,649)	(430,632)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,305)	(2,060,685)	(157,734)	(46,898)	(384,591)

NET ASSETS
Beginning of period	4,175,309	5,069,122	1,088,734	1,191,509	672,830
End of period	$4,135,004	$3,008,437	$931,000	$1,144,611	$288,239

Beginning units	197,317	287,761	112,394	77,975	35,325
Units issued	37,358	30,536	5,550	6,807	726
Units redeemed	(71,580)	(172,591)	(28,330)	(24,498)	(22,411)
Ending units	163,095	145,706	89,614	60,284	13,640

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	Dimensional VA Global Bond Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$37,606	$43,384	$15,794	$30,459	$14,162
Capital gains distributions received	90,631	106,431	—	—	73,960
Net realized gain (loss) on shares redeemed	(183,710)	7,955	(3,250)	2,168	1,205
Net change in unrealized appreciation (depreciation) on investments	523,544	51,094	3,464	(2,404)	79,755
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	468,071	208,864	16,008	30,223	169,082

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,148	—	—	8,031	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,599,905)	(59,133)	(22,628)	(100,020)	(74,266)
Net transfers between other subaccounts
or fixed rate option	(91,016)	262,367	9,453	119,979	(45,930)
Miscellaneous transactions	(130)	—	1	(3)	—
Other charges	(1,780)	(1,512)	(365)	(1,885)	(1,843)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,690,683)	201,722	(13,539)	26,102	(122,039)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,222,612)	410,586	2,469	56,325	47,043

NET ASSETS
Beginning of period	3,316,659	1,035,140	477,865	834,724	1,271,337
End of period	$1,094,047	$1,445,726	$480,334	$891,049	$1,318,380

Beginning units	226,464	80,094	47,794	78,997	86,580
Units issued	1,095	43,765	6,928	13,869	3,988
Units redeemed	(165,684)	(30,001)	(8,358)	(11,472)	(12,469)
Ending units	61,875	93,858	46,364	81,394	78,099

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Dimensional VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$31,449	$27,777	$(207)	$4,022	$44,334
Capital gains distributions received	227,552	107,573	6,813	60,184	20,965
Net realized gain (loss) on shares redeemed	(18,773)	34,139	144	19,953	86,440
Net change in unrealized appreciation (depreciation) on investments	(16,179)	150,331	(2,711)	73,120	820,309
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	224,049	319,820	4,039	157,279	972,048

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	28,965	780,669	—	28,599	7,767
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(165,429)	(325,980)	(1,287)	(44,696)	(297,324)
Net transfers between other subaccounts
or fixed rate option	99,806	(665,107)	194	201,671	(30,910)
Miscellaneous transactions	(68)	(25,873)	(7)	(58)	(10)
Other charges	(2,450)	(3,581)	(141)	(718)	(3,742)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(39,176)	(239,872)	(1,241)	184,798	(324,219)

TOTAL INCREASE (DECREASE) IN NET ASSETS	184,873	79,948	2,798	342,077	647,829

NET ASSETS
Beginning of period	2,636,434	2,125,284	63,960	644,027	2,612,683
End of period	$2,821,307	$2,205,232	$66,758	$986,104	$3,260,512

Beginning units	145,059	134,797	3,623	39,282	212,106
Units issued	21,071	59,503	56	23,269	33,386
Units redeemed	(22,636)	(72,438)	(124)	(11,166)	(57,617)
Ending units	143,494	121,862	3,555	51,385	187,875

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$4,275	$93,568	$(268)	$(553)	$14,301
Capital gains distributions received	14,166	—	23,612	8,480	17,511
Net realized gain (loss) on shares redeemed	15,028	(34,651)	(7,640)	1,334	211,424
Net change in unrealized appreciation (depreciation) on investments	12,504	(4,544)	15,508	51,767	262,938
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	45,973	54,373	31,212	61,028	506,174

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,379	7,188	—	—	10,077
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(37,652)	(486,972)	(119,728)	(3,459)	(670,152)
Net transfers between other subaccounts
or fixed rate option	(19,682)	(681,669)	(1,037)	3,798	(438,197)
Miscellaneous transactions	102	24	112	—	27
Other charges	(497)	(1,076)	(632)	(544)	(1,523)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(55,350)	(1,162,505)	(121,285)	(205)	(1,099,768)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,377)	(1,108,132)	(90,073)	60,823	(593,594)

NET ASSETS
Beginning of period	355,964	2,212,681	352,318	251,700	3,210,044
End of period	$346,587	$1,104,549	$262,245	$312,523	$2,616,450

Beginning units	19,521	173,360	28,607	14,730	241,678
Units issued	300	8,204	1,543	244	10,853
Units redeemed	(3,244)	(99,232)	(11,444)	(243)	(85,978)
Ending units	16,577	82,332	18,706	14,731	166,553
The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$1,067	$86,155	$(6,321)	$4,595	$(188)
Capital gains distributions received	235,192	—	122,052	17,443	8,814
Net realized gain (loss) on shares redeemed	(13,592)	26,459	134,914	54,694	(1,793)
Net change in unrealized appreciation (depreciation) on investments	(7,889)	94,174	54,653	(33,724)	(2,164)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	214,778	206,788	305,298	43,008	4,669

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,976	5,282	12,285	604	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(387,314)	(602,825)	(461,378)	(270,688)	(29,686)
Net transfers between other subaccounts
or fixed rate option	356,860	187,225	(98,233)	(72,647)	5,532
Miscellaneous transactions	65	(2)	(376)	(5)	—
Other charges	(1,747)	(2,492)	(2,900)	(216)	(42)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(15,160)	(412,812)	(550,602)	(342,952)	(24,196)

TOTAL INCREASE (DECREASE) IN NET ASSETS	199,618	(206,024)	(245,304)	(299,944)	(19,527)

NET ASSETS
Beginning of period	2,125,470	2,682,503	1,747,614	592,007	156,286
End of period	$2,325,088	$2,476,479	$1,502,310	$292,063	$136,759

Beginning units	129,127	242,256	67,194	41,058	11,917
Units issued	55,149	21,064	3,426	1,730	2,761
Units redeemed	(57,382)	(57,207)	(23,406)	(25,023)	(4,640)
Ending units	126,894	206,113	47,214	17,765	10,038

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(3,949)	$27,270	$25,396	$(4,523)	$11,446
Capital gains distributions received	78,533	—	—	179,786	59,580
Net realized gain (loss) on shares redeemed	(28,254)	(477,665)	(2,813)	(51,985)	76,749
Net change in unrealized appreciation (depreciation) on investments	37,016	587,070	12,031	(127,737)	204,128
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	83,346	136,675	34,614	(4,459)	351,903

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,864	—	—	2,399	1,847
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(193,160)	(2,417,244)	(36,771)	(193,613)	(639,662)
Net transfers between other subaccounts
or fixed rate option	30,556	253,658	31,874	(622,887)	(32,783)
Miscellaneous transactions	20	(22)	(23)	10	24
Other charges	(648)	(1,372)	(1,425)	(777)	(1,629)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(158,368)	(2,164,980)	(6,345)	(814,868)	(672,203)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(75,022)	(2,028,305)	28,269	(819,327)	(320,300)

NET ASSETS
Beginning of period	1,202,021	2,781,400	379,336	1,568,703	1,381,928
End of period	$1,126,999	$753,095	$407,605	$749,376	$1,061,628

Beginning units	98,564	307,453	35,428	110,611	110,594
Units issued	15,932	27,464	30,866	33,982	1,645
Units redeemed	(29,656)	(257,294)	(31,531)	(93,444)	(48,261)
Ending units	84,840	77,623	34,763	51,149	63,978

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Investors Trust Series (Service Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(120)	$(15,794)	$(21,002)	$(116,376)	$(47)
Capital gains distributions received	15,800	583,899	607,707	2,949,560	212,627
Net realized gain (loss) on shares redeemed	698	291,774	10,569	1,155,218	(4,215)
Net change in unrealized appreciation (depreciation) on investments	(6,047)	789,137	(241,314)	(859,553)	(147,635)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,331	1,649,016	355,960	3,128,849	60,730

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,935,512	409,277	2,263,978	37,846
Annuity payments	—	—	—	—	(71,242)
Surrenders, withdrawals and death benefits	(23,383)	(798,016)	(293,718)	(3,417,041)	(55,581)
Net transfers between other subaccounts
or fixed rate option	1,060	1,449,755	(76,438)	(209,061)	35,784
Miscellaneous transactions	1	(287)	(550)	(572)	(452)
Other charges	(7)	(18,845)	(17,751)	(90,059)	(2,427)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(22,329)	2,568,119	20,820	(1,452,755)	(56,072)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,998)	4,217,135	376,780	1,676,094	4,658

NET ASSETS
Beginning of period	128,489	7,540,548	4,031,179	21,468,835	502,265
End of period	$116,491	$11,757,683	$4,407,959	$23,144,929	$506,923

Beginning units	7,551	506,581	209,232	983,079	26,497
Units issued	228	322,275	22,136	145,097	5,138
Units redeemed	(1,532)	(167,664)	(21,565)	(212,073)	(7,906)
Ending units	6,247	661,192	209,803	916,103	23,729
The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(58,906)	$(14,800)	$(3,886)	$917,556	$440,163
Capital gains distributions received	2,222,128	—	214,080	—	2,268,678
Net realized gain (loss) on shares redeemed	(240,627)	(204,607)	2,743	(131,098)	(99,405)
Net change in unrealized appreciation (depreciation) on investments	(1,628,562)	551,890	(111,310)	799,999	180,552
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	294,033	332,483	101,627	1,586,457	2,789,988

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,707,459	238,755	91,906	3,351,238	2,867,774
Annuity payments	(14,714)	—	—	(22,849)	—
Surrenders, withdrawals and death benefits	(1,416,449)	(505,957)	(100,030)	(3,835,483)	(2,509,398)
Net transfers between other subaccounts
or fixed rate option	646,754	(56,138)	58,762	3,071,375	2,422,110
Miscellaneous transactions	(175)	(654)	(491)	(12,026)	5,421
Other charges	(47,125)	(12,031)	(4,317)	(67,084)	(37,132)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	875,750	(336,025)	45,830	2,485,171	2,748,775

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,169,783	(3,542)	147,457	4,071,628	5,538,763

NET ASSETS
Beginning of period	9,905,115	2,906,234	782,233	24,328,462	27,186,907
End of period	$11,074,898	$2,902,692	$929,690	$28,400,090	$32,725,670

Beginning units	609,737	205,057	41,486	2,527,970	1,946,864
Units issued	165,082	27,055	8,096	1,075,871	641,945
Units redeemed	(112,047)	(49,173)	(5,506)	(813,005)	(450,474)
Ending units	662,772	182,939	44,076	2,790,836	2,138,335

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	American Funds IS® Asset Allocation Fund (Class 4)	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America (Class 4)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$172,381	$(88,739)	$458,087	$96,965	$448,520
Capital gains distributions received	107,186	3,018,078	2,474,784	873,198	—
Net realized gain (loss) on shares redeemed	47,254	450,467	237,485	285,685	(85,806)
Net change in unrealized appreciation (depreciation) on investments	699,063	117,408	1,789,718	747,858	357,922
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,025,884	3,497,214	4,960,074	2,003,706	720,636

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	960,637	2,916,185	3,829,953	1,867,299	1,521,781
Annuity payments	(56,670)	—	(22,590)	(41,582)	(34,660)
Surrenders, withdrawals and death benefits	(1,024,456)	(1,611,415)	(2,465,029)	(1,381,641)	(1,149,213)
Net transfers between other subaccounts
or fixed rate option	682,927	4,000,297	363,882	418,916	1,747,636
Miscellaneous transactions	3,611	(1,290)	(3,101)	4,421	686
Other charges	(35,888)	(67,114)	(165,225)	(54,334)	(54,572)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	530,161	5,236,663	1,537,890	813,079	2,031,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,556,045	8,733,877	6,497,964	2,816,785	2,752,294

NET ASSETS
Beginning of period	6,837,518	11,601,625	32,584,012	11,515,167	10,474,190
End of period	$8,393,563	$20,335,502	$39,081,976	$14,331,952	$13,226,484

Beginning units	462,296	647,713	2,336,324	653,546	1,151,988
Units issued	123,054	468,772	477,191	165,401	372,863
Units redeemed	(88,041)	(174,626)	(376,287)	(119,029)	(156,869)
Ending units	497,309	941,859	2,437,228	699,918	1,367,982

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® Capital World Growth and Income Fund (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$64,245	$(7,935)	$(152,345)	$28,272	$30,828
Capital gains distributions received	302,599	55,079	2,829,553	2,305,606	—
Net realized gain (loss) on shares redeemed	99,822	(75,207)	1,017,121	193,496	21,940
Net change in unrealized appreciation (depreciation) on investments	1,317,422	370,817	3,203,956	(314,541)	781,723
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,784,088	342,754	6,898,285	2,212,833	834,491

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,017,856	184,536	7,450,476	2,908,614	735,857
Annuity payments	(14,999)	—	—	—	—
Surrenders, withdrawals and death benefits	(600,142)	(155,674)	(3,598,913)	(1,859,935)	(305,843)
Net transfers between other subaccounts
or fixed rate option	831,006	419,724	3,420,005	699,748	719,025
Miscellaneous transactions	1,773	316	12,005	529	(63)
Other charges	(36,581)	(11,269)	(154,415)	(58,527)	(14,813)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,198,913	437,633	7,129,158	1,690,429	1,134,163

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,983,001	780,387	14,027,443	3,903,262	1,968,654

NET ASSETS
Beginning of period	6,857,662	2,220,929	30,230,750	10,787,188	2,652,802
End of period	$9,840,663	$3,001,316	$44,258,193	$14,690,450	$4,621,456

Beginning units	477,205	205,916	1,635,733	619,691	244,648
Units issued	147,217	64,080	668,715	244,398	128,495
Units redeemed	(71,295)	(25,292)	(296,566)	(143,370)	(34,245)
Ending units	553,127	244,704	2,007,882	720,719	338,898

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	American Funds IS® New World Fund (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$16,774	$(17,271)	$25,462	$35,850	$(25,273)
Capital gains distributions received	166,564	731,396	408,101	331,875	630,233
Net realized gain (loss) on shares redeemed	23,553	67,332	(117,105)	13,121	(111,216)
Net change in unrealized appreciation (depreciation) on investments	767,956	296,724	240,787	168,930	4,810
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	974,847	1,078,181	557,245	549,776	498,554

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	375,699	1,032,437	723,077	340,414	947,764
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(365,246)	(634,645)	(426,805)	(407,021)	(367,448)
Net transfers between other subaccounts
or fixed rate option	265,843	(35,264)	(710,208)	583,228	62,509
Miscellaneous transactions	1,609	1,567	1,536	(227)	(956)
Other charges	(17,127)	(25,300)	(18,259)	(9,494)	(20,535)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	260,778	338,795	(430,659)	506,900	621,334

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,235,625	1,416,976	126,586	1,056,676	1,119,888

NET ASSETS
Beginning of period	3,306,011	5,669,439	4,461,701	1,922,320	4,337,454
End of period	$4,541,636	$7,086,415	$4,588,287	$2,978,996	$5,457,342

Beginning units	283,245	322,853	265,689	116,016	259,113
Units issued	78,329	103,001	78,891	61,274	68,067
Units redeemed	(55,819)	(86,847)	(111,650)	(31,643)	(34,014)
Ending units	305,755	339,007	232,930	145,647	293,166

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$82,174	$(40,602)	$357,356	$(106,531)	$(32,951)
Capital gains distributions received	517,296	1,268,744	1,737,022	278,834	615,717
Net realized gain (loss) on shares redeemed	9,230	304,051	314,904	1,592,507	3,181
Net change in unrealized appreciation (depreciation) on investments	398,217	(836,290)	2,056,883	2,047,670	683,063
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,006,917	695,903	4,466,165	3,812,480	1,269,010

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	713,919	1,219,385	2,848,736	3,513,068	332,157
Annuity payments	—	(69,630)	(93,169)	—	(19,524)
Surrenders, withdrawals and death benefits	(484,656)	(1,149,005)	(3,645,176)	(2,391,312)	(897,448)
Net transfers between other subaccounts
or fixed rate option	544,420	(289,953)	(89,922)	(1,729,169)	163,277
Miscellaneous transactions	(862)	(603)	(3,083)	(1,000)	45
Other charges	(23,542)	(30,024)	(150,497)	(85,373)	(39,856)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	749,279	(319,830)	(1,133,111)	(693,786)	(461,349)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,756,196	376,073	3,333,054	3,118,694	807,661

NET ASSETS
Beginning of period	4,373,661	7,423,349	32,780,163	19,169,334	9,005,230
End of period	$6,129,857	$7,799,422	$36,113,217	$22,288,028	$9,812,891

Beginning units	279,747	456,833	2,217,552	1,141,080	795,054
Units issued	91,644	87,306	303,241	395,367	117,025
Units redeemed	(46,342)	(111,409)	(384,127)	(440,203)	(148,817)
Ending units	325,049	432,730	2,136,666	1,096,244	763,262

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	4/11/2025**	4/11/2025**	12/31/2025

OPERATIONS
Net investment income (loss)	$(590,377)	$(7,992)	$(3,617)	$(25,755)	$(39,768)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(869,701)	100,144	(83,280)	337,255	218,260
Net change in unrealized appreciation (depreciation) on investments	3,396,171	207,656	(269,758)	(1,216,349)	605,158
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,936,093	299,808	(356,655)	(904,849)	783,650

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	359,838	240,606	160,197	1,457,588
Annuity payments	—	—	—	(21,917)	—
Surrenders, withdrawals and death benefits	(4,770,043)	(360,353)	(594,023)	(1,513,776)	(754,839)
Net transfers between other subaccounts
or fixed rate option	346,709	116,636	(1,426,075)	(14,213,850)	239,007
Miscellaneous transactions	(184)	(241)	90	(793)	1,700
Other charges	(18,102)	(6,424)	(2,817)	(19,291)	(35,390)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,441,620)	109,456	(1,782,219)	(15,609,430)	908,066

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,505,527)	409,264	(2,138,874)	(16,514,279)	1,691,716

NET ASSETS
Beginning of period	31,617,603	1,200,054	2,138,874	16,514,279	6,817,128
End of period	$29,112,076	$1,609,318	$—	$—	$8,508,844

Beginning units	4,328,280	103,284	207,533	1,183,315	584,139
Units issued	523,831	43,472	120,078	49,028	173,788
Units redeemed	(1,116,695)	(32,297)	(327,611)	(1,232,343)	(102,066)
Ending units	3,735,416	114,459	—	—	655,861

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	4/25/2025**	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(960,438)	$(4,208)	$(65,127)	$(84,404)	$(79,499)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,257,313	106,726	315,351	532,653	962,602
Net change in unrealized appreciation (depreciation) on investments	6,608,466	(38,982)	703,122	4,186,479	1,510,940
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,905,341	63,536	953,346	4,634,728	2,394,043

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,188,488	609,149	1,894,349	1,158,961	2,188,499
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(38,210,054)	(72,916)	(2,310,499)	(2,021,248)	(2,094,455)
Net transfers between other subaccounts
or fixed rate option	(6,126,976)	(2,667,972)	772,733	13,921,095	1,887,548
Miscellaneous transactions	7,231	(10)	(308)	(450)	388
Other charges	(703,664)	(3,467)	(53,583)	(63,905)	(64,322)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(42,844,975)	(2,135,216)	302,692	12,994,453	1,917,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,939,634)	(2,071,680)	1,256,038	17,629,181	4,311,701

NET ASSETS
Beginning of period	177,202,144	2,071,680	11,300,831	2,741,689	12,642,244
End of period	$152,262,510	$—	$12,556,869	$20,370,870	$16,953,945

Beginning units	14,450,851	234,293	1,037,569	201,633	933,352
Units issued	175,509	111,458	260,467	1,267,815	431,920
Units redeemed	(3,560,246)	(345,751)	(231,751)	(195,474)	(261,244)
Ending units	11,066,114	—	1,066,285	1,273,974	1,104,028

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	4/25/2025**

OPERATIONS
Net investment income (loss)	$(29,783)	$(101,681)	$(56,157)	$(283,545)	$(609)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	176,824	171,529	74,600	1,327,633	14,803
Net change in unrealized appreciation (depreciation) on investments	743,751	1,154,481	550,505	7,334,056	(441)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	890,792	1,224,329	568,948	8,378,144	13,753

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,094,722	3,746,141	1,965,804	8,697,025	—
Annuity payments	—	—	—	(98,965)	—
Surrenders, withdrawals and death benefits	(560,750)	(2,211,680)	(1,031,364)	(3,911,931)	(1,220)
Net transfers between other subaccounts
or fixed rate option	792,749	4,624,110	547,415	2,767,313	(488,898)
Miscellaneous transactions	2,525	1,126	498	(1,593)	(3)
Other charges	(24,969)	(87,573)	(46,944)	(228,428)	(79)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,304,277	6,072,124	1,435,409	7,223,421	(490,200)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,195,069	7,296,453	2,004,357	15,601,565	(476,447)

NET ASSETS
Beginning of period	4,463,928	14,348,204	10,186,543	46,545,451	476,447
End of period	$6,658,997	$21,644,657	$12,190,900	$62,147,016	$—

Beginning units	321,477	1,539,366	955,991	3,254,019	52,237
Units issued	150,665	1,079,394	311,655	871,716	401
Units redeemed	(58,667)	(446,959)	(176,619)	(400,604)	(52,638)
Ending units	413,475	2,171,801	1,091,027	3,725,131	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)	MFS® Value Series (Initial Class)	Vanguard VIF Capital Growth Portfolio
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$21,324	$7,036	$7,994	$18,864	$3,513
Capital gains distributions received	—	246,904	4,389	113,265	38,446
Net realized gain (loss) on shares redeemed	7,082	(3,910)	584	14,478	36,094
Net change in unrealized appreciation (depreciation) on investments	10,805	(176,109)	37,333	44,821	91,580
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	39,211	73,921	50,300	191,428	169,633

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,192	—	1,615	3,061	8,408
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(181,851)	(113,871)	(178,496)	(233,035)	(163,379)
Net transfers between other subaccounts
or fixed rate option	(8,819)	(13,281)	(120,936)	48,636	(22,357)
Miscellaneous transactions	(19)	—	30	—	143
Other charges	(718)	(9)	(268)	(2,055)	(760)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(187,215)	(127,161)	(298,055)	(183,393)	(177,945)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(148,004)	(53,240)	(247,755)	8,035	(8,312)

NET ASSETS
Beginning of period	506,835	667,947	592,008	1,578,255	652,230
End of period	$358,831	$614,707	$344,253	$1,586,290	$643,918

Beginning units	45,376	40,893	48,688	110,574	39,707
Units issued	1,365	694	591	7,081	18,387
Units redeemed	(17,581)	(8,313)	(24,555)	(18,978)	(27,473)
Ending units	29,160	33,274	24,724	98,677	30,621

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF International Portfolio	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$17,478	$14,995	$3,732	$64,635	$3,279
Capital gains distributions received	164,830	63,666	125,883	—	336,998
Net realized gain (loss) on shares redeemed	28,660	1,033	(14,667)	(186)	68,529
Net change in unrealized appreciation (depreciation) on investments	39,105	33,882	264,292	5,133	100,012
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	250,073	113,576	379,240	69,582	508,818

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	455	—	6,602	120	69,469
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(345,820)	(93,437)	(379,584)	(579,948)	(465,498)
Net transfers between other subaccounts
or fixed rate option	(232,984)	74,522	(6,472)	(149,753)	(3,473)
Miscellaneous transactions	(3)	43	105	1	(57)
Other charges	(1,614)	(1,646)	(2,340)	(4,077)	(2,594)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(579,966)	(20,518)	(381,689)	(733,657)	(402,153)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(329,893)	93,058	(2,449)	(664,075)	106,665

NET ASSETS
Beginning of period	2,059,457	714,104	2,087,907	2,527,247	2,793,699
End of period	$1,729,564	$807,162	$2,085,458	$1,863,172	$2,900,364

Beginning units	121,722	46,740	164,429	235,297	153,516
Units issued	7,162	7,448	8,389	6,546	11,420
Units redeemed	(40,749)	(8,673)	(35,082)	(74,117)	(31,689)
Ending units	88,135	45,515	137,736	167,726	133,247

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	ClearBridge Variable Appreciation Portfolio (Class I)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(4,906)	$18,437	$19,800	$65,481	$(300)
Capital gains distributions received	189,617	9,810	29,598	57,340	21,619
Net realized gain (loss) on shares redeemed	112,761	2,099	17,687	76,047	30,229
Net change in unrealized appreciation (depreciation) on investments	(165,000)	100,210	129,104	447,729	(21,438)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	132,472	130,556	196,189	646,597	30,110

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	2,287	33,953	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(18,893)	(1,375)	(189,813)	(459,679)	(218,391)
Net transfers between other subaccounts
or fixed rate option	(284,981)	(779)	212,844	377,749	(5,658)
Miscellaneous transactions	1	—	13	(37)	115
Other charges	(549)	(2,737)	(1,216)	(1,479)	(144)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(304,422)	(4,891)	24,115	(49,493)	(224,078)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(171,950)	125,665	220,304	597,104	(193,968)

NET ASSETS
Beginning of period	1,384,772	949,514	577,790	1,426,220	339,172
End of period	$1,212,822	$1,075,179	$798,094	$2,023,324	$145,204

Beginning units	73,223	68,040	47,299	100,316	19,439
Units issued	2,097	397	17,019	33,985	525
Units redeemed	(17,613)	(730)	(16,464)	(36,053)	(12,661)
Ending units	57,707	67,707	47,854	98,248	7,303

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$23,401	$(1,294)	$691	$1,916	$(2,249)
Capital gains distributions received	186,319	20,129	2,708	15,529	66,900
Net realized gain (loss) on shares redeemed	(4,577)	21,322	192	773	49,774
Net change in unrealized appreciation (depreciation) on investments	(42,878)	(18,140)	(106)	2,847	(31,160)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	162,265	22,017	3,485	21,065	83,265

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	55,793	1,900
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(222,345)	(86,598)	—	(6,454)	(163,501)
Net transfers between other subaccounts
or fixed rate option	(9,673)	2,356	(2,341)	(67,011)	(11,972)
Miscellaneous transactions	—	57	—	(37)	99
Other charges	(1,520)	(584)	(13)	(386)	(663)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(233,538)	(84,769)	(2,354)	(18,095)	(174,137)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,273)	(62,752)	1,131	2,970	(90,872)

NET ASSETS
Beginning of period	1,458,374	345,074	30,648	151,503	648,764
End of period	$1,387,101	$282,322	$31,779	$154,473	$557,892

Beginning units	90,269	18,735	2,320	9,670	32,040
Units issued	1,653	987	—	4,692	1,118
Units redeemed	(15,360)	(5,553)	(178)	(5,863)	(9,441)
Ending units	76,562	14,169	2,142	8,499	23,717

The accompanying notes are an integral part of these financial statements.
A80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033	Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	AST Bond Portfolio 2034
	1/1/2025	1/1/2025	1/1/2025	1/1/2025	1/1/2025
	to	to	to	to	to
	12/31/2025	12/31/2025	12/31/2025	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$28,706	$9,830,255	$(1,705)	$358	$(60,251)
Capital gains distributions received	1,839,279	—	—	2,496	—
Net realized gain (loss) on shares redeemed	52,392	—	82	3,595	(166,286)
Net change in unrealized appreciation (depreciation) on investments	609,943	—	7,496	(3,376)	120,082
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,530,320	9,830,255	5,873	3,073	(106,455)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,882,012	304,125,636	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,247,138)	(256,281,512)	—	(1,382)	(527,346)
Net transfers between other subaccounts
or fixed rate option	40,037	9,537,049	—	(34,808)	3,414,446
Miscellaneous transactions	(15,556)	34,001	—	—	41
Other charges	—	(795,249)	(43)	(109)	(3,773)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,659,355	56,619,925	(43)	(36,299)	2,883,368

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,189,675	66,450,180	5,830	(33,226)	2,776,913

NET ASSETS
Beginning of period	20,513,687	290,659,277	85,577	55,994	1,140,857
End of period	$24,703,362	$357,109,457	$91,407	$22,768	$3,917,770

Beginning units	1,210,740	26,747,690	11,096	3,818	117,479
Units issued	720,076	36,762,849	—	380	1,767,335
Units redeemed	(620,955)	(31,616,952)	(6)	(2,843)	(1,505,339)
Ending units	1,309,861	31,893,587	11,090	1,355	379,475

The accompanying notes are an integral part of these financial statements.
A81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2025

	SUBACCOUNTS
	AST Bond Portfolio 2035	AST Bond Portfolio 2036
	1/1/2025	1/2/2025*
	to	to
	12/31/2025	12/31/2025

OPERATIONS
Net investment income (loss)	$(12,243)	$(1,959)
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	(69,386)	86
Net change in unrealized appreciation (depreciation) on investments	19,753	2,342
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(61,876)	469

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—
Annuity payments	—	—
Surrenders, withdrawals and death benefits	(52,002)	—
Net transfers between other subaccounts
or fixed rate option	1,025,029	543,137
Miscellaneous transactions	1	—
Other charges	(64)	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	972,964	543,137

TOTAL INCREASE (DECREASE) IN NET ASSETS	911,088	543,606

NET ASSETS
Beginning of period	158,596	—
End of period	$1,069,684	$543,606

Beginning units	16,625	—
Units issued	380,201	53,421
Units redeemed	(292,358)	(2,063)
Ending units	104,468	51,358
*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$2,053,197	$(1,087,132)	$(2,406,816)	$(98,620)	$(90,925)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,214,324	21,059,265	802,396	819,686
Net change in unrealized appreciation (depreciation) on investments	—	355,617	17,833,483	230,785	42,332
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,053,197	1,482,809	36,485,932	934,561	771,093

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,462,018	1,692,724	233,904	—	—
Annuity payments	(950,006)	(478,957)	(1,636,223)	(72,030)	(6,336)
Surrenders, withdrawals and death benefits	(15,180,706)	(12,841,308)	(25,185,612)	(1,150,835)	(1,528,849)
Net transfers between other subaccounts
or fixed rate option	9,147,055	2,780,835	(3,938,925)	(1,751)	90,126
Miscellaneous transactions	750,482	(881)	(6,403)	(598)	(368)
Other charges	(70,134)	(17,664)	(87,876)	(181)	(443)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,841,291)	(8,865,251)	(30,621,135)	(1,225,395)	(1,445,870)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,788,094)	(7,382,442)	5,864,797	(290,834)	(674,777)

NET ASSETS
Beginning of period	59,366,394	87,009,162	158,933,990	7,208,432	7,167,671
End of period	$57,578,300	$79,626,720	$164,798,787	$6,917,598	$6,492,894

Beginning units	46,019,971	26,325,198	24,768,730	1,557,198	1,689,722
Units issued	12,601,025	654,289	71,305	3,254	21,041
Units redeemed	(14,176,110)	(3,738,524)	(4,185,036)	(249,607)	(313,244)
Ending units	44,444,886	23,240,963	20,654,999	1,310,845	1,397,519
The accompanying notes are an integral part of these financial statements.
A83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(2,239,791)	$(1,119,288)	$(32,498)	$(4,733,185)	$(577,623)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,124,639	3,066,090	347,013	47,504,845	4,147,314
Net change in unrealized appreciation (depreciation) on investments	9,088,907	3,169,165	(215,711)	39,020,626	1,518,103
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,973,755	5,115,967	98,804	81,792,286	5,087,794

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	118,311	519,184	286,982	1,395,539	465,526
Annuity payments	(1,066,897)	(464,604)	—	(1,842,040)	(154,357)
Surrenders, withdrawals and death benefits	(23,926,506)	(11,810,985)	(1,019,963)	(54,803,774)	(5,300,469)
Net transfers between other subaccounts
or fixed rate option	(606,610)	960,816	226,562	(16,899,069)	105,625
Miscellaneous transactions	(30,749)	(797)	(75)	(4,718)	156
Other charges	(173,525)	(96,191)	(1,118)	(705,543)	(40,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(25,685,976)	(10,892,577)	(507,612)	(72,859,605)	(4,924,444)

TOTAL INCREASE (DECREASE) IN NET ASSETS	287,779	(5,776,610)	(408,808)	8,932,681	163,350

NET ASSETS
Beginning of period	144,222,887	78,062,779	3,204,378	380,093,401	38,424,897
End of period	$144,510,666	$72,286,169	$2,795,570	$389,026,082	$38,588,247

Beginning units	28,938,103	13,048,077	338,649	42,194,030	8,912,163
Units issued	420,129	221,345	31,834	457,192	145,143
Units redeemed	(5,010,214)	(1,894,548)	(82,445)	(7,586,857)	(1,305,987)
Ending units	24,348,018	11,374,874	288,038	35,064,365	7,751,319
The accompanying notes are an integral part of these financial statements.
A84

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Growth Portfolio (Class I)	PSF Small-Cap Stock Index Portfolio (Class I)	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(4,121,857)	$(1,397,760)	$(55,315)	$156,379	$(354,677)
Capital gains distributions received	—	—	262,628	2,366,334	3,958,901
Net realized gain (loss) on shares redeemed	47,160,800	6,558,586	174,507	1,441,538	1,412,204
Net change in unrealized appreciation (depreciation) on investments	28,918,601	1,839,016	(143,182)	(94,125)	5,392,626
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,957,544	6,999,842	238,638	3,870,126	10,409,054

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	866,258	378,762	9,042	41,242	54,525
Annuity payments	(2,598,196)	(175,057)	(139,835)	(304,670)	(495,666)
Surrenders, withdrawals and death benefits	(42,220,186)	(15,440,009)	(1,040,311)	(5,678,026)	(6,875,696)
Net transfers between other subaccounts
or fixed rate option	(6,257,987)	(641,042)	122,782	(314,847)	(753,015)
Miscellaneous transactions	(27,001)	(11,089)	358	(3,317)	(282)
Other charges	(180,084)	(194,962)	(1,785)	(4,206)	(6,210)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(50,417,196)	(16,083,397)	(1,049,749)	(6,263,824)	(8,076,344)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,540,348	(9,083,555)	(811,111)	(2,393,698)	2,332,710

NET ASSETS
Beginning of period	267,523,975	109,419,108	11,249,781	38,720,036	46,865,994
End of period	$289,064,323	$100,335,553	$10,438,670	$36,326,338	$49,198,704

Beginning units	29,978,499	10,630,155	4,959,149	6,798,244	10,151,656
Units issued	282,105	337,034	186,233	72,027	42,281
Units redeemed	(5,185,473)	(1,859,251)	(613,710)	(1,086,180)	(1,664,220)
Ending units	25,075,131	9,107,938	4,531,672	5,784,091	8,529,717
The accompanying notes are an integral part of these financial statements.
A85

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	LVIP American Century Value Fund (Standard Class II)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(702,030)	$(24,690)	$(101,448)	$(891,247)	$220,461
Capital gains distributions received	1,462,336	—	782,100	4,883,768	895,088
Net realized gain (loss) on shares redeemed	4,063,448	1,460,887	567,014	3,798,795	755,466
Net change in unrealized appreciation (depreciation) on investments	9,766,517	387,895	900,277	8,586,321	(688,540)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,590,271	1,824,092	2,147,943	16,377,637	1,182,475

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,514	37,807	10,880	184,182	33,869
Annuity payments	(546,367)	(240,018)	(169,020)	(295,165)	(92,566)
Surrenders, withdrawals and death benefits	(7,073,108)	(4,226,949)	(1,634,213)	(7,837,133)	(2,455,197)
Net transfers between other subaccounts
or fixed rate option	(948,702)	294,062	(9,999)	(830,835)	5,377
Miscellaneous transactions	(6,758)	(932)	(2,486)	(7,658)	(77)
Other charges	(5,864)	(4,415)	(1,847)	(6,734)	(2,456)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,549,285)	(4,140,445)	(1,806,685)	(8,793,343)	(2,511,050)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,040,986	(2,316,353)	341,258	7,584,294	(1,328,575)

NET ASSETS
Beginning of period	46,056,306	38,877,479	13,018,229	57,737,731	15,879,211
End of period	$52,097,292	$36,561,126	$13,359,487	$65,322,025	$14,550,636

Beginning units	7,289,454	8,215,095	2,137,886	7,578,759	2,782,980
Units issued	90,253	112,537	12,964	67,754	87,022
Units redeemed	(1,196,620)	(947,748)	(285,370)	(1,026,636)	(505,780)
Ending units	6,183,087	7,379,884	1,865,480	6,619,877	2,364,222
The accompanying notes are an integral part of these financial statements.
A86

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Davis Equity Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Janus Henderson VIT Research Portfolio (Service Shares)	PSF Mid-Cap Growth Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(236,957)	$(60,573)	$(117,271)	$(146,471)	$(1,097,767)
Capital gains distributions received	—	3,116,924	375,693	268,189	—
Net realized gain (loss) on shares redeemed	(604,272)	(464,430)	303,890	754,681	10,834,103
Net change in unrealized appreciation (depreciation) on investments	2,386,577	(99,452)	1,165,493	1,613,350	(1,645,567)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,545,348	2,492,469	1,727,805	2,489,749	8,090,769

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,619	1,950	—	1,176	1,175,859
Annuity payments	(128,519)	(197,727)	(7,192)	(1,492)	(245,353)
Surrenders, withdrawals and death benefits	(2,080,292)	(2,194,289)	(632,142)	(1,269,012)	(11,831,226)
Net transfers between other subaccounts
or fixed rate option	(786,029)	(419,622)	(166,046)	(256,721)	(972,362)
Miscellaneous transactions	(3,447)	(3,234)	(3,372)	(92)	(26,918)
Other charges	(2,229)	(2,563)	(802)	(21,999)	(149,874)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,983,897)	(2,815,485)	(809,554)	(1,548,140)	(12,049,874)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,438,549)	(323,016)	918,251	941,609	(3,959,105)

NET ASSETS
Beginning of period	17,686,237	15,723,201	7,794,830	8,094,380	71,181,079
End of period	$16,247,688	$15,400,185	$8,713,081	$9,035,989	$67,221,974

Beginning units	3,372,214	5,089,869	2,490,997	2,071,048	12,353,606
Units issued	19,971	41,667	75,408	37,292	333,359
Units redeemed	(581,862)	(848,281)	(306,577)	(338,667)	(2,380,121)
Ending units	2,810,323	4,283,255	2,259,828	1,769,673	10,306,844
The accompanying notes are an integral part of these financial statements.
A87

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio	AST High Yield Portfolio	AST Large-Cap Value Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(2,345,046)	$(44,270,004)	$(1,576,487)	$(12,937,959)	$(1,810,327)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,595,330	73,496,723	5,508,879	58,822,140	8,428,979
Net change in unrealized appreciation (depreciation) on investments	836,826	112,489,389	4,708,633	37,115,586	(2,976,662)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,087,110	141,716,108	8,641,025	82,999,767	3,641,990

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	839,260	1,731,240	476,742	3,129,147	221,974
Annuity payments	(155,499)	(2,166,842)	(474,254)	(608,658)	(76,218)
Surrenders, withdrawals and death benefits	(28,817,169)	(450,764,969)	(22,804,306)	(145,511,952)	(15,415,258)
Net transfers between other subaccounts
or fixed rate option	(11,211,594)	39,161,277	1,643,702	269,281,056	152,640
Miscellaneous transactions	(3,106)	1,372	2,245	(14,945)	(1,474)
Other charges	(1,754,191)	(39,615,761)	(1,034,178)	(9,951,586)	(1,307,251)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(41,102,299)	(451,653,683)	(22,190,049)	116,323,062	(16,425,587)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,015,189)	(309,937,575)	(13,549,024)	199,322,829	(12,783,597)

NET ASSETS
Beginning of period	202,271,400	3,208,395,027	145,894,506	1,114,584,440	125,341,925
End of period	$172,256,211	$2,898,457,452	$132,345,482	$1,313,907,269	$112,558,328

Beginning units	8,188,376	208,856,848	9,180,624	37,293,185	9,758,084
Units issued	622,065	16,734,606	735,811	10,668,072	1,689,870
Units redeemed	(2,137,662)	(45,283,324)	(2,045,974)	(7,076,335)	(2,889,425)
Ending units	6,672,779	180,308,130	7,870,461	40,884,922	8,558,529
The accompanying notes are an integral part of these financial statements.
A88

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST MFS Global Equity Portfolio	AST Aggressive Asset Allocation Portfolio	AST Multi-Asset Diversified Plus Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(3,522,282)	$(121,681,288)	$(22,673,575)	$(125,931,971)	$(34,216,028)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,736,802	591,843,410	69,416,468	455,236,711	116,491,303
Net change in unrealized appreciation (depreciation) on investments	(4,523,345)	537,638,923	39,026,476	149,658,413	59,564,680
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,691,175	1,007,801,045	85,769,369	478,963,153	141,839,955

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	796,988	3,955,270	1,093,490	11,547,701	1,548,244
Annuity payments	(149,072)	(3,132,069)	(1,132,416)	(5,806,349)	(2,838,528)
Surrenders, withdrawals and death benefits	(42,609,736)	(1,225,587,551)	(176,139,573)	(1,262,769,640)	(428,117,804)
Net transfers between other subaccounts
or fixed rate option	(2,920,422)	87,960,302	(8,137,016)	10,179,320,481	99,619,985
Miscellaneous transactions	(9,120)	3,864	11,067	70,721	(15,965)
Other charges	(2,674,463)	(95,088,879)	(16,365,184)	(103,765,425)	(27,142,656)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(47,565,825)	(1,231,889,063)	(200,669,632)	8,818,597,489	(356,946,724)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,874,650)	(224,088,018)	(114,900,263)	9,297,560,642	(215,106,769)

NET ASSETS
Beginning of period	305,104,073	8,316,591,682	1,509,835,961	8,335,288,811	2,427,735,115
End of period	$270,229,423	$8,092,503,664	$1,394,935,698	$17,632,849,453	$2,212,628,346

Beginning units	11,862,912	364,807,745	102,039,516	418,426,774	155,960,625
Units issued	524,720	14,863,191	11,860,333	457,748,249	15,126,332
Units redeemed	(2,253,115)	(64,295,157)	(25,039,519)	(77,198,027)	(37,233,055)
Ending units	10,134,517	315,375,779	88,860,330	798,976,996	133,853,902
The accompanying notes are an integral part of these financial statements.
A89

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST PGIM Aggressive Multi-Asset Portfolio	AST Multi-Asset Diversified Portfolio	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Equity Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(147,147,307)	$(62,047,466)	$(21,584,342)	$11,479,292	$(4,493,785)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	570,626,165	314,644,241	197,500,037	—	22,390,741
Net change in unrealized appreciation (depreciation) on investments	769,125,921	148,881,988	243,093,359	—	10,064,779
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,192,604,779	401,478,763	419,009,054	11,479,292	27,961,735

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,298,960	1,392,766	6,680,231	4,986,312	2,219,183
Annuity payments	(4,582,938)	(3,300,530)	(1,872,404)	(584,783)	(479,872)
Surrenders, withdrawals and death benefits	(1,482,323,129)	(683,478,282)	(247,100,708)	(1,150,830,295)	(51,290,303)
Net transfers between other subaccounts
or fixed rate option	134,601,551	(39,516,082)	290,645,860	1,096,807,906	289,264,241
Miscellaneous transactions	100,486	19,958	(45,292)	(86,680)	5,036
Other charges	(133,728,681)	(52,193,888)	(14,773,602)	(1,795,734)	(3,235,864)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,482,633,751)	(777,076,058)	33,534,085	(51,503,274)	236,482,421

TOTAL INCREASE (DECREASE) IN NET ASSETS	(290,028,972)	(375,597,295)	452,543,139	(40,023,982)	264,444,156

NET ASSETS
Beginning of period	10,465,506,183	4,494,111,014	1,663,455,111	343,812,977	344,016,316
End of period	$10,175,477,211	$4,118,513,719	$2,115,998,250	$303,788,995	$608,460,472

Beginning units	526,556,651	214,421,471	36,132,840	35,929,863	10,767,305
Units issued	39,465,074	3,660,191	7,990,220	38,167,924	8,901,884
Units redeemed	(108,107,402)	(38,394,474)	(8,096,572)	(43,504,673)	(2,628,143)
Ending units	457,914,323	179,687,188	36,026,488	30,593,114	17,041,046

The accompanying notes are an integral part of these financial statements.
A90

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST International Equity Portfolio	AST Investment Grade Bond Portfolio	AST Core Fixed Income Portfolio	AST Emerging Markets Equity Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(5,686,805)	$(83,887,431)	$(28,425,444)	$(1,811,682)	$(24,204,555)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	22,814,541	361,009,327	(4,545,444)	4,061,561	102,331,962
Net change in unrealized appreciation (depreciation) on investments	3,580,550	(208,544,449)	36,450,707	2,432,328	58,982,134
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,708,286	68,577,447	3,479,819	4,682,207	137,109,541

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,595,966	2,643	4,366,431	664,024	662,123
Annuity payments	(315,553)	(2,488,404)	(1,446,866)	(54,687)	(704,386)
Surrenders, withdrawals and death benefits	(63,587,976)	(530,739,694)	(320,282,325)	(17,779,293)	(265,988,449)
Net transfers between other subaccounts
or fixed rate option	(726,462)	(1,360,386,161)	201,162,341	(1,142,240)	(552,256)
Miscellaneous transactions	(17,472)	(35,341)	(16,083)	(2,268)	9,799
Other charges	(4,200,590)	(93,871,871)	(22,327,298)	(1,440,950)	(21,704,685)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(67,252,087)	(1,987,518,828)	(138,543,800)	(19,755,414)	(288,277,854)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,543,801)	(1,918,941,381)	(135,063,981)	(15,073,207)	(151,168,313)

NET ASSETS
Beginning of period	485,135,008	7,102,109,651	2,269,363,297	143,389,182	1,742,988,913
End of period	$438,591,207	$5,183,168,270	$2,134,299,316	$128,315,975	$1,591,820,600

Beginning units	26,104,795	523,657,098	186,447,686	15,478,624	92,324,100
Units issued	1,563,469	363,087,990	18,845,804	2,139,296	3,501,402
Units redeemed	(4,975,141)	(516,498,149)	(30,041,631)	(4,186,008)	(17,940,720)
Ending units	22,693,123	370,246,939	175,251,859	13,431,912	77,884,782
The accompanying notes are an integral part of these financial statements.
A91

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(5,955)	$1,040	$(5,337)	$(16,429)	$(4,216)
Capital gains distributions received	50,900	71,806	40,681	58,602	49,440
Net realized gain (loss) on shares redeemed	4,858	(11,450)	29,974	1,088	19,927
Net change in unrealized appreciation (depreciation) on investments	66,655	(43,320)	39,637	(43,436)	(11,534)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	116,458	18,076	104,955	(175)	53,617

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(49,029)	(5,737)	(57,647)	(86,153)	(29,321)
Net transfers between other subaccounts
or fixed rate option	(21,697)	14,876	(57,656)	(5,257)	(42,906)
Miscellaneous transactions	—	—	1	(134)	2
Other charges	(3,173)	(1,461)	(4,422)	(11,392)	(3,246)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(73,899)	7,678	(119,724)	(102,936)	(75,471)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,559	25,754	(14,769)	(103,111)	(21,854)

NET ASSETS
Beginning of period	543,638	173,656	437,134	1,358,036	405,833
End of period	$586,197	$199,410	$422,365	$1,254,925	$383,979

Beginning units	13,561	7,535	24,383	36,738	14,347
Units issued	1,852	2,100	2,878	6,133	1,053
Units redeemed	(3,648)	(1,615)	(8,787)	(8,682)	(3,335)
Ending units	11,765	8,020	18,474	34,189	12,065
The accompanying notes are an integral part of these financial statements.
A92

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(8,408)	$(4,832)	$37	$(6,254)	$(2,451)
Capital gains distributions received	25,774	20,140	3,859	20,946	1,383
Net realized gain (loss) on shares redeemed	5,543	16,440	(2,185)	(24,616)	22
Net change in unrealized appreciation (depreciation) on investments	67,401	6,976	1,546	32,936	9,641
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	90,310	38,724	3,257	23,012	8,595

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(403,196)	(99,646)	(4,657)	(260,280)	(25,425)
Net transfers between other subaccounts
or fixed rate option	113,573	(46,163)	1,392	31,043	(14,712)
Miscellaneous transactions	1,058	—	(1)	1,025	—
Other charges	(5,729)	(3,924)	(972)	(4,014)	(2,133)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(294,294)	(149,733)	(4,238)	(232,226)	(42,270)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(203,984)	(111,009)	(981)	(209,214)	(33,675)

NET ASSETS
Beginning of period	802,327	491,882	118,293	650,197	245,912
End of period	$598,343	$380,873	$117,312	$440,983	$212,237

Beginning units	28,220	20,184	7,093	21,122	9,948
Units issued	6,321	3,876	1,234	3,066	2,904
Units redeemed	(15,622)	(9,093)	(1,536)	(9,888)	(4,402)
Ending units	18,919	14,967	6,791	14,300	8,450
The accompanying notes are an integral part of these financial statements.
A93

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ProFund VP Communication Services	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(1,167)	$1,352	$(10,530)	$(9,353)	$(6,234)
Capital gains distributions received	—	—	17,453	90,718	17,748
Net realized gain (loss) on shares redeemed	4,906	5,781	33,032	81,136	4,687
Net change in unrealized appreciation (depreciation) on investments	19,227	58,743	210,268	(82,258)	50,814
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	22,966	65,876	250,223	80,243	67,015

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(2,472)	(15,771)	(265,212)	(169,133)	(31,874)
Net transfers between other subaccounts
or fixed rate option	14,945	(24,720)	174,527	(218,714)	(13,778)
Miscellaneous transactions	—	—	(32)	527	—
Other charges	(334)	(3,225)	(6,232)	(7,078)	(846)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,139	(43,716)	(96,949)	(394,398)	(46,498)

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,105	22,160	153,274	(314,155)	20,517

NET ASSETS
Beginning of period	69,991	322,028	869,219	1,096,207	357,048
End of period	$105,096	$344,188	$1,022,493	$782,052	$377,565

Beginning units	4,968	16,839	22,368	42,411	50,463
Units issued	1,824	5,001	7,706	7,437	—
Units redeemed	(1,083)	(7,145)	(10,348)	(18,941)	(5,831)
Ending units	5,709	14,695	19,726	30,907	44,632
The accompanying notes are an integral part of these financial statements.
A94

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	AST Quantitative Modeling Portfolio	Allspring VT Opportunity Fund (Class 1)	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(2,252)	$(6,084,548)	$(7,926)	$(2,334,241)	$(181,766,032)
Capital gains distributions received	—	—	59,485	—	—
Net realized gain (loss) on shares redeemed	(3,171)	126,066,275	10,916	13,852,298	207,109,478
Net change in unrealized appreciation (depreciation) on investments	25,611	(23,834,836)	10,713	15,085,682	(185,260,835)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,188	96,146,891	73,188	26,603,739	(159,917,389)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	6,391,596	—	863,650	182
Annuity payments	—	(193,785)	—	(32,117)	(2,152,178)
Surrenders, withdrawals and death benefits	(39,588)	(313,737,647)	(31,481)	(23,063,372)	(1,175,529,138)
Net transfers between other subaccounts
or fixed rate option	(8)	(16,512,180)	(36,895)	(1,858,431)	25,139
Miscellaneous transactions	—	35,186	—	2,187	2,429
Other charges	(194)	(2,577,577)	(1,442)	(1,661,406)	(1,377,755)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(39,790)	(326,594,407)	(69,818)	(25,749,489)	(1,179,031,321)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,602)	(230,447,516)	3,370	854,250	(1,338,948,710)

NET ASSETS
Beginning of period	150,726	814,156,103	558,980	182,015,614	10,102,353,436
End of period	$131,124	$583,708,587	$562,350	$182,869,864	$8,763,404,726

Beginning units	5,044	47,966,857	15,306	7,195,658	925,435,303
Units issued	—	863,199	—	557,967	3,613,508
Units redeemed	(1,268)	(18,463,779)	(1,760)	(1,444,414)	(112,488,266)
Ending units	3,776	30,366,277	13,546	6,309,211	816,560,545
The accompanying notes are an integral part of these financial statements.
A95

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Large-Cap Equity Portfolio	AST Bond Portfolio 2025	AST J.P. Morgan Aggressive Multi-Asset Portfolio	AST Bond Portfolio 2026	AST Global Bond Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(3,020,655)	$(248,934)	$(36,630,139)	$(81,075)	$(1,567,808)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	14,996,478	173,932	146,939,713	111,706	(562,471)
Net change in unrealized appreciation (depreciation) on investments	40,247,151	489,351	144,965,908	38,559	4,647,277
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	52,222,974	414,349	255,275,482	69,190	2,516,998

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,163,040	—	368,288	—	1,008,518
Annuity payments	(72,514)	—	(751,141)	—	(135,270)
Surrenders, withdrawals and death benefits	(44,784,428)	(1,911,856)	(362,731,992)	(314,697)	(22,847,991)
Net transfers between other subaccounts
or fixed rate option	6,335,818	18,060,972	171,577,351	1,546	13,790,908
Miscellaneous transactions	44,110	(224)	33,438	(274)	(1,474)
Other charges	(2,047,930)	(2,390)	(38,547,800)	(3,263)	(1,338,284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,361,904)	16,146,502	(230,051,856)	(316,688)	(9,523,593)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,861,070	16,560,851	25,223,626	(247,498)	(7,006,595)

NET ASSETS
Beginning of period	240,855,879	2,662,975	2,498,225,656	4,149,309	152,036,804
End of period	$255,716,949	$19,223,826	$2,523,449,282	$3,901,811	$145,030,209

Beginning units	9,997,105	239,164	142,216,228	430,897	15,832,254
Units issued	967,338	2,119,460	30,350,350	495,789	2,038,041
Units redeemed	(2,281,688)	(689,383)	(42,992,651)	(528,850)	(2,934,270)
Ending units	8,682,755	1,669,241	129,573,927	397,836	14,936,025

The accompanying notes are an integral part of these financial statements.
A96

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2027	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$361,042	$(127,276)	$(9,569)	$(360,564)	$(37,022)
Capital gains distributions received	3,483,191	—	—	—	—
Net realized gain (loss) on shares redeemed	(224,042)	(51,845)	(35,596)	(457,161)	23,109
Net change in unrealized appreciation (depreciation) on investments	186,142	275,270	172,918	926,022	4,824
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,806,333	96,149	127,753	108,297	(9,089)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	706,795	—	138	—	—
Annuity payments	—	—	(1,111)	—	—
Surrenders, withdrawals and death benefits	(7,028,333)	(521,145)	(604,637)	(5,707,941)	(1,197)
Net transfers between other subaccounts
or fixed rate option	(1,171,646)	(1,286,431)	96,881	(735,972)	(506,589)
Miscellaneous transactions	(1,553)	314	(56)	301	8
Other charges	(231,532)	(3,340)	(9,746)	(6,963)	(369)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,726,269)	(1,810,602)	(518,531)	(6,450,575)	(508,147)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,919,936)	(1,714,453)	(390,778)	(6,342,278)	(517,236)

NET ASSETS
Beginning of period	47,721,807	6,716,396	2,916,091	20,405,152	1,989,955
End of period	$43,801,871	$5,001,943	$2,525,313	$14,062,874	$1,472,719

Beginning units	3,425,908	712,208	291,275	2,112,134	206,675
Units issued	59,367	131,005	24,293	41,155	35,031
Units redeemed	(557,737)	(326,225)	(73,580)	(706,655)	(87,462)
Ending units	2,927,538	516,988	241,988	1,446,634	154,244
The accompanying notes are an integral part of these financial statements.
A97

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2030	AST Bond Portfolio 2031	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	Fidelity® VIP Growth Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(272,205)	$(720,833)	$(4,792)	$(8,249)	$(7,553)
Capital gains distributions received	—	—	253,303	—	420,027
Net realized gain (loss) on shares redeemed	(164,904)	(1,343,993)	55,042	48,342	135,440
Net change in unrealized appreciation (depreciation) on investments	300,574	1,418,162	241,255	649,169	(67,953)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(136,535)	(646,664)	544,808	689,262	479,961

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	328,085	161,954	100,091
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,567,478)	(8,171,531)	(246,916)	(78,556)	(454,546)
Net transfers between other subaccounts
or fixed rate option	370,412	3,518,135	(58,579)	396,593	377,491
Miscellaneous transactions	207	2,380	114	(106)	—
Other charges	(9,123)	(22,131)	(1,312)	(2,817)	(4,309)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,205,982)	(4,673,147)	21,392	477,068	18,727

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,342,517)	(5,319,811)	566,200	1,166,330	498,688

NET ASSETS
Beginning of period	14,796,169	38,642,674	1,613,547	1,470,677	1,233,652
End of period	$13,453,652	$33,322,863	$2,179,747	$2,637,007	$1,732,340

Beginning units	1,486,142	4,529,270	107,148	96,446	74,033
Units issued	120,630	943,371	22,314	45,716	40,215
Units redeemed	(242,930)	(1,492,629)	(20,778)	(17,342)	(33,990)
Ending units	1,363,842	3,980,012	108,684	124,820	80,258
The accompanying notes are an integral part of these financial statements.
A98

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	MFS® New Discovery Series (Initial Class)	MFS® Total Return Series (Initial Class)	MFS® Total Return Bond Series (Initial Class)	Vanguard VIF Equity Index Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$63,469	$(3,580)	$6,662	$45,093	$6,537
Capital gains distributions received	—	—	15,395	—	44,529
Net realized gain (loss) on shares redeemed	443	(43,173)	(1,820)	(25,171)	31,325
Net change in unrealized appreciation (depreciation) on investments	(30,086)	102,591	1,358	(1,057)	164,922
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	33,826	55,838	21,595	18,865	247,313

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	777,311	180,058	846	142,095	17,291
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(261,834)	(116,790)	(25,773)	(239,371)	(82,416)
Net transfers between other subaccounts
or fixed rate option	203,407	145,859	49,637	(807,860)	(74,277)
Miscellaneous transactions	(14)	126	(1)	(125)	(10)
Other charges	(1,597)	(1,068)	(1,273)	(1,160)	(2,770)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	717,273	208,185	23,436	(906,421)	(142,182)

TOTAL INCREASE (DECREASE) IN NET ASSETS	751,099	264,023	45,031	(887,556)	105,131

NET ASSETS
Beginning of period	1,307,494	566,422	374,453	2,107,662	1,091,505
End of period	$2,058,593	$830,445	$419,484	$1,220,106	$1,196,636

Beginning units	135,811	50,250	30,899	221,834	74,308
Units issued	115,016	43,466	11,252	29,057	6,382
Units redeemed	(39,780)	(24,248)	(9,996)	(125,238)	(14,949)
Ending units	211,047	69,468	32,155	125,653	65,741
The accompanying notes are an integral part of these financial statements.
A99

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio	Vanguard VIF Total International Stock Market Index Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$2,827	$5,179	$24,040	$34,844	$76,040
Capital gains distributions received	149	15,881	27,007	—	17,411
Net realized gain (loss) on shares redeemed	(8,817)	11,587	(10,084)	(16,215)	66,882
Net change in unrealized appreciation (depreciation) on investments	7,243	232,402	(2,983)	(8,504)	(6,141)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,402	265,049	37,980	10,125	154,192

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	24,668	340,192	10,724	437,121
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(61,450)	(125,177)	(173,186)	(144,962)	(786,214)
Net transfers between other subaccounts
or fixed rate option	(20,053)	742,233	(41,713)	11,669	(3,102)
Miscellaneous transactions	(54)	84	(12)	(3)	(272)
Other charges	(513)	(2,425)	(2,356)	(4,238)	(4,835)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(82,070)	639,383	122,925	(126,810)	(357,302)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(80,668)	904,432	160,905	(116,685)	(203,110)

NET ASSETS
Beginning of period	196,577	1,320,836	1,005,112	1,778,974	3,385,039
End of period	$115,909	$2,225,268	$1,166,017	$1,662,289	$3,181,929

Beginning units	21,420	101,759	100,945	194,020	291,708
Units issued	1,411	64,040	42,702	17,023	72,910
Units redeemed	(10,352)	(16,122)	(30,985)	(30,650)	(101,408)
Ending units	12,479	149,677	112,662	180,393	263,210
The accompanying notes are an integral part of these financial statements.
A100

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Total Stock Market Index Portfolio	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio	Vanguard VIF Growth Portfolio	Vanguard VIF High Yield Bond Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$12,498	$23,873	$3,090	$(4,042)	$18,429
Capital gains distributions received	169,625	79,577	3,719	—	—
Net realized gain (loss) on shares redeemed	56,123	(33,115)	(12,911)	37,902	956
Net change in unrealized appreciation (depreciation) on investments	251,842	153,343	15,991	181,943	5,508
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	490,088	223,678	9,889	215,803	24,893

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	32,024	15,984	159,321	96,806
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(151,670)	(35,508)	(42,608)	(130,377)	(21,887)
Net transfers between other subaccounts
or fixed rate option	73,868	(716,914)	(73,361)	(36,959)	19,871
Miscellaneous transactions	266	—	—	1	(45)
Other charges	(4,863)	(4,775)	(188)	(780)	(482)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(82,399)	(725,173)	(100,173)	(8,794)	94,263

TOTAL INCREASE (DECREASE) IN NET ASSETS	407,689	(501,495)	(90,284)	207,009	119,156

NET ASSETS
Beginning of period	2,007,993	2,149,712	260,328	611,609	356,917
End of period	$2,415,682	$1,648,217	$170,044	$818,618	$476,073

Beginning units	139,746	175,738	24,168	43,470	33,557
Units issued	40,943	3,003	1,506	13,110	12,929
Units redeemed	(43,702)	(60,538)	(10,874)	(12,536)	(4,103)
Ending units	136,987	118,203	14,800	44,044	42,383
The accompanying notes are an integral part of these financial statements.
A101

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Moderate Allocation Portfolio	Vanguard VIF Short-Term Investment Grade Portfolio	American Funds IS® Asset Allocation Fund (Class 1)	American Funds IS® Washington Mutual Investors Fund (Class 1)	American Funds IS® The Bond Fund of America (Class 1)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$25,191	$105,804	$81,536	$22,519	$96,224
Capital gains distributions received	29,141	—	202,640	17,270	—
Net realized gain (loss) on shares redeemed	172,617	35,663	(8,319)	97,638	(17,388)
Net change in unrealized appreciation (depreciation) on investments	(87,804)	19,630	427,767	220,853	(63,285)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	139,145	161,097	703,624	358,280	15,551

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	26,408	228,982	2,412	552,323	403,301
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(15,440)	(434,174)	(98,508)	(401,417)	(257,263)
Net transfers between other subaccounts
or fixed rate option	(9,467)	161,975	(5,584)	(394,123)	742,001
Miscellaneous transactions	4	(60)	—	105	(145)
Other charges	(1,179)	(3,483)	(8,455)	(657)	(3,274)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	326	(46,760)	(110,135)	(243,769)	884,620

TOTAL INCREASE (DECREASE) IN NET ASSETS	139,471	114,337	593,489	114,511	900,171

NET ASSETS
Beginning of period	1,467,957	2,655,853	4,464,223	1,963,977	1,729,802
End of period	$1,607,428	$2,770,190	$5,057,712	$2,078,488	$2,629,973

Beginning units	126,092	263,127	363,234	135,574	180,279
Units issued	100,002	153,206	15,728	46,725	144,333
Units redeemed	(99,388)	(152,616)	(23,799)	(61,256)	(52,771)
Ending units	126,706	263,717	355,163	121,043	271,841
The accompanying notes are an integral part of these financial statements.
A102

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Growth Fund (Class 1)	American Funds IS® Growth-Income Fund (Class 1)	American Funds IS® U.S. Government Securities Fund (Class 1)	BlackRock Basic Value V.I. Fund (Class I)	BlackRock Capital Appreciation V.I. Fund (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(8,213)	$31,708	$46,964	$19,821	$(2,636)
Capital gains distributions received	92,176	189,418	—	88,597	231,176
Net realized gain (loss) on shares redeemed	217,785	56,347	(44,653)	28,306	61,027
Net change in unrealized appreciation (depreciation) on investments	770,980	666,460	(3,421)	(11,556)	(76,472)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,072,728	943,933	(1,110)	125,168	213,095

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	518,139	720,575	100,207	39,781	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(616,167)	(262,223)	(445,649)	(49,899)	(10,261)
Net transfers between other subaccounts
or fixed rate option	(144,211)	(37,458)	316,421	(298,483)	(384,714)
Miscellaneous transactions	(579)	(177)	—	15	—
Other charges	(5,016)	(3,004)	(2,011)	(810)	(625)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(247,834)	417,713	(31,032)	(309,396)	(395,600)

TOTAL INCREASE (DECREASE) IN NET ASSETS	824,894	1,361,646	(32,142)	(184,228)	(182,505)

NET ASSETS
Beginning of period	3,350,415	3,707,476	1,120,876	1,375,737	855,335
End of period	$4,175,309	$5,069,122	$1,088,734	$1,191,509	$672,830

Beginning units	207,208	260,322	115,852	98,818	59,166
Units issued	61,870	50,117	45,011	17,739	5,243
Units redeemed	(71,761)	(22,678)	(48,469)	(38,582)	(29,084)
Ending units	197,317	287,761	112,394	77,975	35,325
The accompanying notes are an integral part of these financial statements.
A103

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class I)	BlackRock Global Allocation V.I. Fund (Class I)	Dimensional VA Global Bond Portfolio	Dimensional VA Short-Term Fixed Portfolio	Dimensional VA U.S. Large Value Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$71,563	$10,028	$20,368	$37,213	$21,391
Capital gains distributions received	251,793	65,344	—	—	163,186
Net realized gain (loss) on shares redeemed	3,424	(57,727)	(3,244)	428	60,925
Net change in unrealized appreciation (depreciation) on investments	(37,397)	87,908	(5,396)	2,767	(59,495)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	289,383	105,553	11,728	40,408	186,007

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	82,895	2,335	287,119	11,272	128,200
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(255,711)	(526,559)	(68,574)	(30,441)	(402,160)
Net transfers between other subaccounts
or fixed rate option	177,871	(189,022)	5,577	(306,018)	(12,242)
Miscellaneous transactions	510	1	—	—	(176)
Other charges	(2,006)	(1,936)	(394)	(1,960)	(2,954)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,559	(715,181)	223,728	(327,147)	(289,332)

TOTAL INCREASE (DECREASE) IN NET ASSETS	292,942	(609,628)	235,456	(286,739)	(103,325)

NET ASSETS
Beginning of period	3,023,717	1,644,768	242,409	1,121,463	1,374,662
End of period	$3,316,659	$1,035,140	$477,865	$834,724	$1,271,337

Beginning units	226,372	138,930	25,396	111,256	105,100
Units issued	21,955	14,653	31,211	15,942	24,807
Units redeemed	(21,863)	(73,489)	(8,813)	(48,201)	(43,327)
Ending units	226,464	80,094	47,794	78,997	86,580

The accompanying notes are an integral part of these financial statements.
A104

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Dimensional VA U.S. Targeted Value Portfolio	Fidelity® VIP Balanced Portfolio (Initial Class)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	Fidelity® VIP Emerging Markets Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$26,333	$28,314	$(267)	$4,080	$28,883
Capital gains distributions received	196,810	53,890	237	3,868	—
Net realized gain (loss) on shares redeemed	51,500	12,193	6,662	17,474	11,579
Net change in unrealized appreciation (depreciation) on investments	(202,673)	174,790	13,041	54,306	158,634
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,970	269,187	19,673	79,728	199,096

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,225,227	—	15,925	132,622	469,170
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(507,896)	(88,509)	(36,182)	(6,618)	(174,848)
Net transfers between other subaccounts
or fixed rate option	(16,192)	370,168	(1,092)	20,548	464,331
Miscellaneous transactions	502	(18)	(23)	144	70
Other charges	(3,908)	(3,980)	(134)	(641)	(3,368)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	697,733	277,661	(21,506)	146,055	755,355

TOTAL INCREASE (DECREASE) IN NET ASSETS	769,703	546,848	(1,833)	225,783	954,451

NET ASSETS
Beginning of period	1,866,731	1,578,436	65,793	418,244	1,658,232
End of period	$2,636,434	$2,125,284	$63,960	$644,027	$2,612,683

Beginning units	110,241	115,535	4,629	29,669	147,773
Units issued	66,259	31,489	1,220	16,611	92,752
Units redeemed	(31,441)	(12,227)	(2,226)	(6,998)	(28,419)
Ending units	145,059	134,797	3,623	39,282	212,106
The accompanying notes are an integral part of these financial statements.
A105

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Financials Portfolio (Initial Class)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)	Fidelity® VIP Industrials Portfolio (Initial Class)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$4,370	$155,176	$(1,684)	$926	$14,950
Capital gains distributions received	12,687	—	—	13,329	—
Net realized gain (loss) on shares redeemed	25,779	35,424	5,430	7,244	58,926
Net change in unrealized appreciation (depreciation) on investments	59,616	(34,468)	14,903	20,644	74,199
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	102,452	156,132	18,649	42,143	148,075

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	49,886	287,683	97,894	—	1,219,425
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(94,481)	(605,219)	(89,807)	(41,651)	(249,947)
Net transfers between other subaccounts
or fixed rate option	(26,879)	309,446	(13,874)	94,794	(10,752)
Miscellaneous transactions	579	53	124	—	(112)
Other charges	(634)	(1,588)	(975)	(476)	(2,135)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(71,529)	(9,625)	(6,638)	52,667	956,479

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,923	146,507	12,011	94,810	1,104,554

NET ASSETS
Beginning of period	325,041	2,066,174	340,307	156,890	2,105,490
End of period	$355,964	$2,212,681	$352,318	$251,700	$3,210,044

Beginning units	23,558	174,264	28,931	11,350	170,880
Units issued	5,142	125,041	8,607	6,479	103,989
Units redeemed	(9,179)	(125,945)	(8,931)	(3,099)	(33,191)
Ending units	19,521	173,360	28,607	14,730	241,678
The accompanying notes are an integral part of these financial statements.
A106

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP Mid Cap Portfolio (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)	Fidelity® VIP Technology Portfolio (Initial Class)	Fidelity® VIP Utilities Portfolio (Initial Class)	ClearBridge Variable Mid Cap Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$3,297	$87,846	$(6,435)	$8,326	$456
Capital gains distributions received	270,012	—	62,563	26,343	5,221
Net realized gain (loss) on shares redeemed	63,579	11,228	89,110	16,222	(3,500)
Net change in unrealized appreciation (depreciation) on investments	(9,597)	45,317	306,498	79,933	25,846
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	327,291	144,391	451,736	130,824	28,023

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	352,873	117,135	225,727	97,468	76,453
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(268,010)	(144,108)	(118,850)	(124,770)	(199,621)
Net transfers between other subaccounts
or fixed rate option	(253,996)	465,534	(103,389)	69,338	19,556
Miscellaneous transactions	67	16	(107)	105	192
Other charges	(1,844)	(2,558)	(2,515)	(380)	(23)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(170,910)	436,019	866	41,761	(103,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS	156,381	580,410	452,602	172,585	(75,420)

NET ASSETS
Beginning of period	1,969,089	2,102,093	1,295,012	419,422	231,706
End of period	$2,125,470	$2,682,503	$1,747,614	$592,007	$156,286

Beginning units	140,068	200,633	67,157	37,440	19,367
Units issued	31,739	73,299	19,652	16,825	8,270
Units redeemed	(42,680)	(31,676)	(19,615)	(13,207)	(15,720)
Ending units	129,127	242,256	67,194	41,058	11,917

The accompanying notes are an integral part of these financial statements.
A107

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio (Class I)	Western Asset Core Plus VIT Portfolio (Class I)	Western Asset Variable Global High Yield Bond Portfolio (Class I)	MFS® Mid Cap Growth Series (Initial Class)	MFS® International Intrinsic Value Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(4,200)	$227,382	$22,811	$(6,014)	$15,597
Capital gains distributions received	45,352	—	—	93,982	72,070
Net realized gain (loss) on shares redeemed	(6,785)	(4,046)	342	(4,823)	9,855
Net change in unrealized appreciation (depreciation) on investments	28,169	(239,518)	(181)	90,858	(1,684)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	62,536	(16,182)	22,972	174,003	95,838

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	160,030	16,134	17,775	119,438	188,808
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(172,804)	(8,169)	(24,040)	(223,261)	(337,942)
Net transfers between other subaccounts
or fixed rate option	106,684	236,519	401	629,779	57,479
Miscellaneous transactions	40	7	(25)	516	(9)
Other charges	(942)	(1,343)	(1,416)	(1,007)	(1,886)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	93,008	243,148	(7,305)	525,465	(93,550)

TOTAL INCREASE (DECREASE) IN NET ASSETS	155,544	226,966	15,667	699,468	2,288

NET ASSETS
Beginning of period	1,046,477	2,554,434	363,669	869,235	1,379,640
End of period	$1,202,021	$2,781,400	$379,336	$1,568,703	$1,381,928

Beginning units	89,361	280,202	36,213	69,960	117,984
Units issued	25,177	29,827	1,742	62,845	21,653
Units redeemed	(15,974)	(2,576)	(2,527)	(22,194)	(29,043)
Ending units	98,564	307,453	35,428	110,611	110,594

The accompanying notes are an integral part of these financial statements.
A108

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	MFS® International Growth Portfolio (Service Class)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	MFS® Technology Portfolio (Service Class)	MFS® Investors Trust Series (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(143)	$(4,833)	$(13,585)	$(111,644)	$(817)
Capital gains distributions received	12,029	26,429	307,468	215,632	34,430
Net realized gain (loss) on shares redeemed	3,557	217,967	36,753	1,188,669	12,077
Net change in unrealized appreciation (depreciation) on investments	9,347	308,980	114,095	4,772,461	34,596
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	24,790	548,543	444,731	6,065,118	80,286

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	831,388	1,144,541	1,975,609	56,428
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(76,187)	(690,930)	(258,615)	(2,115,143)	(26,592)
Net transfers between other subaccounts
or fixed rate option	1,376	166,970	(103,697)	(2,050,415)	2,209
Miscellaneous transactions	—	(3,578)	1,002	3,028	5
Other charges	(130)	(17,104)	(14,435)	(91,369)	(2,683)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(74,941)	286,746	768,796	(2,278,290)	29,367

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,151)	835,289	1,213,527	3,786,828	109,653

NET ASSETS
Beginning of period	178,640	6,705,259	2,817,652	17,682,007	392,612
End of period	$128,489	$7,540,548	$4,031,179	$21,468,835	$502,265

Beginning units	12,175	484,699	168,830	1,098,822	24,553
Units issued	624	479,099	74,433	155,502	8,511
Units redeemed	(5,248)	(457,217)	(34,031)	(271,245)	(6,567)
Ending units	7,551	506,581	209,232	983,079	26,497

The accompanying notes are an integral part of these financial statements.
A109

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Mid Cap Growth Series (Service Class)	MFS® New Discovery Series (Service Class)	MFS® Research Series (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(52,199)	$(15,920)	$(1,491)	$766,237	$319,204
Capital gains distributions received	707,404	—	49,097	—	1,269,007
Net realized gain (loss) on shares redeemed	(146,375)	(239,731)	14,019	(190,244)	65,950
Net change in unrealized appreciation (depreciation) on investments	710,247	429,401	64,576	(249,202)	(215,888)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,219,077	173,750	126,201	326,791	1,438,273

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	948,658	53,413	94,545	2,386,773	2,509,788
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(918,983)	(392,577)	(39,678)	(2,775,666)	(1,644,536)
Net transfers between other subaccounts
or fixed rate option	32,250	45,036	(104,199)	1,839,317	1,291,375
Miscellaneous transactions	(35)	7	291	(1,811)	9,607
Other charges	(44,411)	(13,772)	(3,802)	(62,684)	(37,342)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	17,479	(307,893)	(52,843)	1,385,929	2,128,892

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,236,556	(134,143)	73,358	1,712,720	3,567,165

NET ASSETS
Beginning of period	8,668,559	3,040,377	708,875	22,615,742	23,619,742
End of period	$9,905,115	$2,906,234	$782,233	$24,328,462	$27,186,907

Beginning units	607,616	227,191	44,271	2,383,158	1,796,374
Units issued	101,450	21,607	10,908	2,001,510	2,003,246
Units redeemed	(99,329)	(43,741)	(13,693)	(1,856,698)	(1,852,756)
Ending units	609,737	205,057	41,486	2,527,970	1,946,864

The accompanying notes are an integral part of these financial statements.
A110

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Utilities Series (Service Class)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	American Funds IS® Asset Allocation Fund (Class 4)	American Funds IS® Washington Mutual Investors Fund (Class 4)	American Funds IS® The Bond Fund of America (Class 4)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$106,070	$(54,993)	$425,704	$98,577	$358,797
Capital gains distributions received	200,720	1,349,449	1,412,053	84,736	—
Net realized gain (loss) on shares redeemed	(97,871)	623,299	(72,081)	106,733	(188,187)
Net change in unrealized appreciation (depreciation) on investments	495,256	1,001,116	2,717,445	1,396,777	(136,294)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	704,175	2,918,871	4,483,121	1,686,823	34,316

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	539,286	1,525,074	1,448,512	877,084	993,910
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,116,272)	(1,407,583)	(1,574,455)	(560,029)	(873,937)
Net transfers between other subaccounts
or fixed rate option	(213,741)	11,588	(2,405,503)	249,016	489,016
Miscellaneous transactions	76	(4,165)	2,086	103	(1,163)
Other charges	(33,750)	(48,477)	(170,234)	(46,568)	(48,451)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(824,401)	76,437	(2,699,594)	519,606	559,375

TOTAL INCREASE (DECREASE) IN NET ASSETS	(120,226)	2,995,308	1,783,527	2,206,429	593,691

NET ASSETS
Beginning of period	6,957,744	8,606,317	30,800,485	9,308,738	9,880,499
End of period	$6,837,518	$11,601,625	$32,584,012	$11,515,167	$10,474,190

Beginning units	520,973	637,896	2,549,872	624,456	1,091,268
Units issued	81,620	223,315	226,913	129,771	286,024
Units redeemed	(140,297)	(213,498)	(440,461)	(100,681)	(225,304)
Ending units	462,296	647,713	2,336,324	653,546	1,151,988

The accompanying notes are an integral part of these financial statements.
A111

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® Capital World Growth and Income Fund (Class 4)	American Funds IS® Global Small Capitalization Fund (Class 4)	American Funds IS® Growth Fund (Class 4)	American Funds IS® Growth-Income Fund (Class 4)	American Funds IS® International Fund (Class 4)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$63,278	$6,883	$(96,176)	$39,641	$12,357
Capital gains distributions received	—	82,882	589,744	438,512	—
Net realized gain (loss) on shares redeemed	7,705	(102,125)	405,077	170,712	(57,269)
Net change in unrealized appreciation (depreciation) on investments	645,810	49,535	5,921,172	1,270,090	90,657
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	716,793	37,175	6,819,817	1,918,955	45,745

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	880,511	96,293	4,022,731	1,365,586	311,713
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(502,832)	(160,004)	(2,343,871)	(923,906)	(266,550)
Net transfers between other subaccounts
or fixed rate option	413,985	98,057	8,439	236,364	(109,174)
Miscellaneous transactions	519	(11)	(1,667)	276	105
Other charges	(28,744)	(11,125)	(118,806)	(44,026)	(11,997)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	763,439	23,210	1,566,826	634,294	(75,903)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,480,232	60,385	8,386,643	2,553,249	(30,158)

NET ASSETS
Beginning of period	5,377,430	2,160,544	21,844,107	8,233,939	2,682,960
End of period	$6,857,662	$2,220,929	$30,230,750	$10,787,188	$2,652,802

Beginning units	423,113	203,473	1,543,531	583,005	253,456
Units issued	108,560	28,505	367,699	137,620	59,647
Units redeemed	(54,468)	(26,062)	(275,497)	(100,934)	(68,455)
Ending units	477,205	205,916	1,635,733	619,691	244,648

The accompanying notes are an integral part of these financial statements.
A112

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	American Funds IS® New World Fund (Class 4)	BlackRock Advantage Large Cap Core V.I. Fund (Class III)	BlackRock Advantage Large Cap Value V.I. Fund (Class III)	BlackRock Basic Value V.I. Fund (Class III)	BlackRock Capital Appreciation V.I. Fund (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$20,573	$(4,728)	$37,563	$20,870	$(20,540)
Capital gains distributions received	15,187	526,711	626,125	145,054	1,585,160
Net realized gain (loss) on shares redeemed	(40,190)	31,831	59,702	26,105	73,196
Net change in unrealized appreciation (depreciation) on investments	180,629	506,707	(132,929)	34,968	(625,120)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	176,199	1,060,521	590,461	226,997	1,012,696

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	214,007	369,325	508,802	61,506	730,825
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(392,875)	(270,467)	(296,810)	(673,478)	(498,937)
Net transfers between other subaccounts
or fixed rate option	125,197	435,522	56,211	(148,988)	(265,195)
Miscellaneous transactions	(151)	(224)	737	225	(3,411)
Other charges	(15,702)	(22,174)	(18,263)	(10,568)	(17,491)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(69,524)	511,982	250,677	(771,303)	(54,209)

TOTAL INCREASE (DECREASE) IN NET ASSETS	106,675	1,572,503	841,138	(544,306)	958,487

NET ASSETS
Beginning of period	3,199,336	4,096,936	3,620,563	2,466,626	3,378,967
End of period	$3,306,011	$5,669,439	$4,461,701	$1,922,320	$4,337,454

Beginning units	289,880	290,332	249,051	162,949	264,993
Units issued	36,130	65,296	55,827	11,935	92,002
Units redeemed	(42,765)	(32,775)	(39,189)	(58,868)	(97,882)
Ending units	283,245	322,853	265,689	116,016	259,113

The accompanying notes are an integral part of these financial statements.
A113

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Equity Dividend V.I. Fund (Class III)	BlackRock Large Cap Focus Growth V.I. Fund (Class III)	Fidelity® VIP Balanced Portfolio (Service Class 2)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	Fidelity® VIP Health Care Portfolio (Service Class 2)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$76,720	$(39,506)	$364,097	$(89,936)	$(54,400)
Capital gains distributions received	326,654	598,977	941,725	—	—
Net realized gain (loss) on shares redeemed	(19,366)	360,875	211,987	708,427	52,371
Net change in unrealized appreciation (depreciation) on investments	32,994	955,867	2,594,155	4,699,864	431,172
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	417,002	1,876,213	4,111,964	5,318,355	429,143

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	258,596	267,237	4,037,818	2,581,189	834,541
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(774,783)	(873,748)	(2,036,516)	(4,658,362)	(1,057,578)
Net transfers between other subaccounts
or fixed rate option	(307,502)	(551,329)	(459,665)	1,445,593	(473,483)
Miscellaneous transactions	(8)	796	5,004	2,765	371
Other charges	(21,753)	(31,058)	(145,153)	(75,672)	(46,117)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(845,450)	(1,188,102)	1,401,488	(704,487)	(742,266)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(428,448)	688,111	5,513,452	4,613,868	(313,123)

NET ASSETS
Beginning of period	4,802,109	6,735,238	27,266,711	14,555,466	9,318,353
End of period	$4,373,661	$7,423,349	$32,780,163	$19,169,334	$9,005,230

Beginning units	335,366	541,720	2,120,907	1,193,960	858,345
Units issued	47,829	65,592	452,135	398,792	137,489
Units redeemed	(103,448)	(150,479)	(355,490)	(451,672)	(200,780)
Ending units	279,747	456,833	2,217,552	1,141,080	795,054

The accompanying notes are an integral part of these financial statements.
A114

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	AST Bond Portfolio 2032	PSF Global Portfolio (Class III)	PSF Mid-Cap Growth Portfolio (Class III)	PSF Natural Resources Portfolio (Class III)	PSF PGIM 50/50 Balanced Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(726,335)	$(6,394)	$(9,965)	$(109,181)	$(34,045)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,642,481)	31,089	21,774	618,378	101,969
Net change in unrealized appreciation (depreciation) on investments	2,183,661	128,147	196,884	357,386	637,770
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,185,155)	152,842	208,693	866,583	705,694

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	118,523	457,456	160,162	789,820
Annuity payments	—	—	—	(46,918)	—
Surrenders, withdrawals and death benefits	(11,455,202)	(155,357)	(111,476)	(4,030,242)	(744,098)
Net transfers between other subaccounts
or fixed rate option	(2,176,192)	67,877	153,148	(424,841)	394,438
Miscellaneous transactions	(1,369)	111	(182)	(371)	508
Other charges	(22,333)	(5,546)	(8,345)	(85,312)	(31,146)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,655,096)	25,608	490,601	(4,427,522)	409,522

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,840,251)	178,450	699,294	(3,560,939)	1,115,216

NET ASSETS
Beginning of period	46,457,854	1,021,604	1,439,580	20,075,218	5,701,912
End of period	$31,617,603	$1,200,054	$2,138,874	$16,514,279	$6,817,128

Beginning units	6,217,704	100,450	158,316	1,489,201	547,809
Units issued	165,801	19,340	66,362	96,347	110,476
Units redeemed	(2,055,225)	(16,506)	(17,145)	(402,233)	(74,146)
Ending units	4,328,280	103,284	207,533	1,183,315	584,139

The accompanying notes are an integral part of these financial statements.
A115

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Flexible Managed Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM High Yield Bond Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(1,120,186)	$(14,416)	$(51,728)	$(14,988)	$(59,443)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,829,432	33,153	97,532	147,969	549,803
Net change in unrealized appreciation (depreciation) on investments	18,739,590	(20,656)	645,259	442,574	2,250,409
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,448,836	(1,919)	691,063	575,555	2,740,769

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,436,731	246,690	1,064,658	563,411	1,540,764
Annuity payments	(363,524)	—	—	—	—
Surrenders, withdrawals and death benefits	(31,630,523)	(1,462,698)	(869,449)	(242,095)	(690,500)
Net transfers between other subaccounts
or fixed rate option	(4,854,785)	633,705	1,357,547	(281,682)	(192,350)
Miscellaneous transactions	(4,489)	(176)	735	690	4,739
Other charges	(863,331)	(12,880)	(46,208)	(12,999)	(51,173)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(36,279,921)	(595,359)	1,507,283	27,325	611,480

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,831,085)	(597,278)	2,198,346	602,880	3,352,249

NET ASSETS
Beginning of period	188,033,229	2,668,958	9,102,485	2,138,809	9,289,995
End of period	$177,202,144	$2,071,680	$11,300,831	$2,741,689	$12,642,244

Beginning units	17,568,192	302,472	899,623	196,969	890,859
Units issued	112,086	153,561	287,940	69,340	247,073
Units redeemed	(3,229,427)	(221,740)	(149,994)	(64,676)	(204,580)
Ending units	14,450,851	234,293	1,037,569	201,633	933,352

The accompanying notes are an integral part of these financial statements.
A116

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)	PSF Small-Cap Stock Index Portfolio (Class III)	PSF Stock Index Portfolio (Class III)	PSF PGIM Government Income Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(17,562)	$(63,207)	$(48,465)	$(208,869)	$(1,560)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	81,270	18,103	137,374	965,788	(3,004)
Net change in unrealized appreciation (depreciation) on investments	476,349	280,959	578,306	7,158,537	4,475
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	540,057	235,855	667,215	7,915,456	(89)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,276,634	3,982,793	1,101,186	7,207,924	142,899
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(169,429)	(1,389,078)	(879,862)	(2,363,406)	(38,800)
Net transfers between other subaccounts
or fixed rate option	268,041	2,370,088	424,331	2,534,399	(134,403)
Miscellaneous transactions	559	851	1,236	507	(415)
Other charges	(14,829)	(55,257)	(42,576)	(179,815)	(176)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,360,976	4,909,397	604,315	7,199,609	(30,895)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,901,033	5,145,252	1,271,530	15,115,065	(30,984)

NET ASSETS
Beginning of period	2,562,895	9,202,952	8,915,013	31,430,386	507,431
End of period	$4,463,928	$14,348,204	$10,186,543	$46,545,451	$476,447

Beginning units	221,426	1,007,934	899,680	2,717,481	56,009
Units issued	132,149	776,753	224,510	907,611	17,996
Units redeemed	(32,098)	(245,321)	(168,199)	(371,073)	(21,768)
Ending units	321,477	1,539,366	955,991	3,254,019	52,237

The accompanying notes are an integral part of these financial statements.
A117

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Fidelity® VIP High Income Portfolio (Initial Class)	MFS® Investors Trust Series (Initial Class)	MFS® Utilities Series (Initial Class)	MFS® Value Series (Initial Class)	Vanguard VIF Capital Growth Portfolio
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$29,925	$1,679	$9,884	$20,101	$1,945
Capital gains distributions received	—	45,830	15,013	116,088	13,647
Net realized gain (loss) on shares redeemed	1,771	(2,315)	(45,668)	12,785	14,454
Net change in unrealized appreciation (depreciation) on investments	11,337	63,769	61,655	21,636	48,467
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	43,033	108,963	40,884	170,610	78,513

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	151,695	28,775	129,184	65,266	35,109
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(95,196)	(39,971)	(12,211)	(195,417)	(58,309)
Net transfers between other subaccounts
or fixed rate option	46,950	(13,839)	(212,979)	(8,023)	(17,824)
Miscellaneous transactions	(40)	—	(504)	—	(128)
Other charges	(675)	(12)	(257)	(2,506)	(904)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	102,734	(25,047)	(96,767)	(140,680)	(42,056)

TOTAL INCREASE (DECREASE) IN NET ASSETS	145,767	83,916	(55,883)	29,930	36,457

NET ASSETS
Beginning of period	361,068	584,031	647,891	1,548,325	615,773
End of period	$506,835	$667,947	$592,008	$1,578,255	$652,230

Beginning units	35,063	42,547	59,142	120,693	42,166
Units issued	20,248	2,494	28,430	8,781	3,167
Units redeemed	(9,935)	(4,148)	(38,884)	(18,900)	(5,626)
Ending units	45,376	40,893	48,688	110,574	39,707

The accompanying notes are an integral part of these financial statements.
A118

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Equity Income Portfolio	Vanguard VIF International Portfolio	American Funds IS® Ultra-Short Bond Fund (Class 1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$14,750	$14,830	$10,494	$111,181	$12,042
Capital gains distributions received	116,171	43,052	69,619	—	281,510
Net realized gain (loss) on shares redeemed	56,095	4,578	(50,308)	3,528	125,423
Net change in unrealized appreciation (depreciation) on investments	98,693	32,751	149,523	(12,343)	(65,164)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	285,709	95,211	179,328	102,366	353,811

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	475,695	51,820	197,617	335,346	1,556,098
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(433,656)	(15,808)	(215,327)	(253,041)	(353,475)
Net transfers between other subaccounts
or fixed rate option	(96,890)	(99,547)	(100,488)	27,073	(266,642)
Miscellaneous transactions	53	1	683	9	(228)
Other charges	(1,980)	(1,498)	(2,657)	(4,538)	(2,568)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(56,778)	(65,032)	(120,172)	104,849	933,185

TOTAL INCREASE (DECREASE) IN NET ASSETS	228,931	30,179	59,156	207,215	1,286,996

NET ASSETS
Beginning of period	1,830,526	683,925	2,028,751	2,320,032	1,506,703
End of period	$2,059,457	$714,104	$2,087,907	$2,527,247	$2,793,699

Beginning units	123,333	51,149	172,930	225,255	103,604
Units issued	45,507	4,791	21,598	38,058	87,067
Units redeemed	(47,118)	(9,200)	(30,099)	(28,016)	(37,155)
Ending units	121,722	46,740	164,429	235,297	153,516

The accompanying notes are an integral part of these financial statements.
A119

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	BlackRock Large Cap Focus Growth V.I. Fund (Class I)	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	ClearBridge Variable Appreciation Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(4,569)	$11,739	$18,363	$50,993	$1,026
Capital gains distributions received	103,917	5,432	18,088	32,624	33,483
Net realized gain (loss) on shares redeemed	64,265	70,709	7,147	40,291	2,363
Net change in unrealized appreciation (depreciation) on investments	158,534	108,478	(23,280)	(50,621)	20,280
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	322,147	196,358	20,318	73,287	57,152

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	83,054	—	126,650	401,773	54,720
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(129,207)	(970,473)	(148,524)	(365,912)	(5,024)
Net transfers between other subaccounts
or fixed rate option	3,363	(21,241)	(5,072)	16,200	(10,083)
Miscellaneous transactions	—	—	212	(30)	—
Other charges	(493)	(2,586)	(1,536)	(1,503)	(257)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(43,283)	(994,300)	(28,270)	50,528	39,356

TOTAL INCREASE (DECREASE) IN NET ASSETS	278,864	(797,942)	(7,952)	123,815	96,508

NET ASSETS
Beginning of period	1,105,908	1,747,456	585,742	1,302,405	242,664
End of period	$1,384,772	$949,514	$577,790	$1,426,220	$339,172

Beginning units	76,664	139,312	49,344	96,893	16,988
Units issued	18,355	—	12,605	58,575	3,525
Units redeemed	(21,796)	(71,272)	(14,650)	(55,152)	(1,074)
Ending units	73,223	68,040	47,299	100,316	19,439

The accompanying notes are an integral part of these financial statements.
A120

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio (Class I)	ClearBridge Variable Large Cap Growth Portfolio (Class I)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	Franklin Multi-Asset Variable Growth Fund (Class I)	MFS® Technology Portfolio (Initial Class)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$12,282	$(1,629)	$672	$2,211	$(2,669)
Capital gains distributions received	151,125	21,071	939	12,187	8,178
Net realized gain (loss) on shares redeemed	(4,704)	37,395	13	(281)	58,226
Net change in unrealized appreciation (depreciation) on investments	65,136	35,812	1,498	9,355	126,177
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	223,839	92,649	3,122	23,472	189,912

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	49,045	145,403	—	18,262	143,683
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(66,166)	(183,128)	—	(27,022)	(69,328)
Net transfers between other subaccounts
or fixed rate option	(169,521)	(7,418)	—	(2,148)	(102,590)
Miscellaneous transactions	7	1,132	—	—	(49)
Other charges	(1,984)	(840)	(15)	(321)	(976)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(188,619)	(44,851)	(15)	(11,229)	(29,260)

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,220	47,798	3,107	12,243	160,652

NET ASSETS
Beginning of period	1,423,154	297,276	27,541	139,260	488,112
End of period	$1,458,374	$345,074	$30,648	$151,503	$648,764

Beginning units	102,476	20,542	2,322	10,409	32,823
Units issued	5,321	8,853	—	1,243	19,805
Units redeemed	(17,528)	(10,660)	(2)	(1,982)	(20,588)
Ending units	90,269	18,735	2,320	9,670	32,040

The accompanying notes are an integral part of these financial statements.
A121

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	MFS® Value Series (Service Class)	PSF PGIM Government Money Market Portfolio (Class III)	AST Bond Portfolio 2033	Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	AST Bond Portfolio 2034
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$42,955	$10,931,191	$(1,800)	$627	$(25,771)
Capital gains distributions received	1,541,267	—	—	3,604	—
Net realized gain (loss) on shares redeemed	277,277	—	365	3,432	(78,270)
Net change in unrealized appreciation (depreciation) on investments	(246,736)	—	(3,041)	93	(47,872)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,614,763	10,931,191	(4,476)	7,756	(151,913)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,908,134	336,575,378	—	4,112	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,081,524)	(168,001,200)	(19,723)	(27,274)	(143,384)
Net transfers between other subaccounts
or fixed rate option	2,734,583	(95,596,544)	(2,223)	19,482	1,262,962
Miscellaneous transactions	15,138	(125,265)	—	—	—
Other charges	—	(654,680)	(56)	(67)	(1,777)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,576,331	72,197,689	(22,002)	(3,747)	1,117,801

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,191,094	83,128,880	(26,478)	4,009	965,888

NET ASSETS
Beginning of period	14,322,593	207,530,397	112,055	51,985	174,969
End of period	$20,513,687	$290,659,277	$85,577	$55,994	$1,140,857

Beginning units	928,930	19,853,595	14,018	4,080	17,277
Units issued	1,812,526	37,989,726	—	1,688	499,102
Units redeemed	(1,530,716)	(31,095,631)	(2,922)	(1,950)	(398,900)
Ending units	1,210,740	26,747,690	11,096	3,818	117,479

The accompanying notes are an integral part of these financial statements.
A122

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

SUBACCOUNT
AST Bond Portfolio 2035
1/2/2024*
to
12/31/2024

OPERATIONS
Net investment income (loss)	$(2,672)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	(8,925)
Net change in unrealized appreciation (depreciation) on investments	(4,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,609)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—
Annuity payments	—
Surrenders, withdrawals and death benefits	—
Net transfers between other subaccounts
or fixed rate option	174,282
Miscellaneous transactions	(77)
Other charges	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	174,205

TOTAL INCREASE (DECREASE) IN NET ASSETS	158,596

NET ASSETS
Beginning of period	—
End of period	$158,596

Beginning units	—
Units issued	47,620
Units redeemed	(30,995)
Ending units	16,625

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A123

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Note 1:    General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice Variable Annuity	Prudential Premier Retirement Variable Annuity X, B, L, C Series
Discovery Preferred Variable Annuity	Prudential Premier Variable Annuity B, L, X Series
Discovery Select Variable Annuity	Prudential Premier Variable Annuity Bb SeriesSM
Prudential Defined Income (PDI) Variable Annuity	Strategic PartnersSM Advisor Variable Annuity
Prudential FlexGuard	Strategic PartnersSM Flexelite Variable Annuity
Prudential FlexGuard Income	Strategic PartnersSM Flexelite 2 Variable Annuity
Prudential FlexGuard Income Select	Strategic Partners Plus Variable Annuity
Prudential MyRock Advisor Variable Annuity	Strategic Partners Plus 3 Variable Annuity
Prudential Premier Advisor Variable Annuity Series	Strategic PartnersSM Select Variable Annuity
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Annuity One Variable Annuity
Prudential Premier Retirement Variable Annuity	Strategic Partners Annuity One 3 Variable Annuity

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Natural Resources Portfolio (Class I)*
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
PSF Small-Cap Stock Index Portfolio (Class I)
T. Rowe Price International Stock Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
Invesco V.I. Core Equity Fund (Series I)
Janus Henderson VIT Research Portfolio (Institutional Shares)
Janus Henderson VIT Overseas Portfolio (Institutional Shares)
MFS® Research Series (Initial Class)
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MFS® Growth Series (Initial Class)
LVIP American Century Value Fund (Standard Class II)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Davis Equity Portfolio
AB VPS Large Cap Growth Portfolio (Class B)
Janus Henderson VIT Research Portfolio (Service Shares)
PSF Mid-Cap Growth Portfolio (Class I)*
AST Cohen & Steers Realty Portfolio*
AST J.P. Morgan Conservative Multi-Asset Portfolio
AST High Yield Portfolio*
AST Large-Cap Value Portfolio
AST T. Rowe Price Natural Resources Portfolio*
AST MFS Global Equity Portfolio*
AST Aggressive Asset Allocation Portfolio (formerly AST Capital Growth Asset Allocation Portfolio)
AST Multi-Asset Diversified Plus Portfolio (formerly AST Academic Strategies Asset Allocation Portfolio)
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST PGIM Aggressive Multi-Asset Portfolio (formerly AST Prudential Growth Allocation Portfolio)
AST Multi-Asset Diversified Portfolio (formerly AST Advanced Strategies Portfolio)
AST Large-Cap Growth Portfolio
AST Government Money Market Portfolio
AST Small-Cap Equity Portfolio
AST International Equity Portfolio
AST Investment Grade Bond Portfolio
AST Core Fixed Income Portfolio
AST Emerging Markets Equity Portfolio*
AST J.P. Morgan Moderate Multi-Asset Portfolio
ProFund VP Consumer Discretionary
ProFund VP Consumer Staples
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Communication Services
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Allspring VT Discovery All Cap Growth Fund (Class 1)
Allspring VT Small Cap Growth Fund (Class 1)
AST Quantitative Modeling Portfolio
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Allspring VT Opportunity Fund (Class 1)
AST ClearBridge Dividend Growth Portfolio*
AST Multi-Sector Fixed Income Portfolio
AST Large-Cap Equity Portfolio (formerly AST Large-Cap Core Portfolio)
AST Bond Portfolio 2025**
AST J.P. Morgan Aggressive Multi-Asset Portfolio
AST Bond Portfolio 2026
AST Global Bond Portfolio*
BlackRock Global Allocation V.I. Fund (Class III)
AST Bond Portfolio 2027
NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D) (formerly NVIT Emerging Markets Fund (Class D))
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST Bond Portfolio 2030
AST Bond Portfolio 2031
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
MFS® New Discovery Series (Initial Class)
MFS® Total Return Series (Initial Class)
MFS® Total Return Bond Series (Initial Class)
Vanguard VIF Equity Index Portfolio¹
Vanguard VIF Global Bond Index Portfolio¹
Vanguard VIF Mid-Cap Index Portfolio¹
Vanguard VIF Real Estate Index Portfolio¹
Vanguard VIF Total Bond Market Index Portfolio¹
Vanguard VIF Total International Stock Market Index Portfolio¹
Vanguard VIF Total Stock Market Index Portfolio¹
Vanguard VIF Balanced Portfolio¹
Vanguard VIF Conservative Allocation Portfolio¹
Vanguard VIF Growth Portfolio¹
Vanguard VIF High Yield Bond Portfolio¹
Vanguard VIF Moderate Allocation Portfolio¹
Vanguard VIF Short-Term Investment Grade Portfolio¹
American Funds IS® Asset Allocation Fund (Class 1)²
American Funds IS® Washington Mutual Investors Fund (Class 1)²
American Funds IS® The Bond Fund of America (Class 1)²
American Funds IS® Growth Fund (Class 1)²
American Funds IS® Growth-Income Fund (Class 1)²
American Funds IS® U.S. Government Securities Fund (Class 1)²
BlackRock Basic Value V.I. Fund (Class I)
BlackRock Capital Appreciation V.I. Fund (Class I)
BlackRock Equity Dividend V.I. Fund (Class I)
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BlackRock Global Allocation V.I. Fund (Class I)
Dimensional VA Global Bond Portfolio
Dimensional VA Short-Term Fixed Portfolio
Dimensional VA U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value Portfolio
Fidelity® VIP Balanced Portfolio (Initial Class)
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)
Fidelity® VIP Emerging Markets Portfolio (Initial Class)
Fidelity® VIP Financials Portfolio (Initial Class)
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
Fidelity® VIP Health Care Portfolio (Initial Class)
Fidelity® VIP Industrials Portfolio (Initial Class)
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
Fidelity® VIP Mid Cap Portfolio (Initial Class)
Fidelity® VIP Strategic Income Portfolio (Initial Class)
Fidelity® VIP Technology Portfolio (Initial Class)
Fidelity® VIP Utilities Portfolio (Initial Class)
ClearBridge Variable Mid Cap Portfolio (Class I)
ClearBridge Variable Small Cap Growth Portfolio (Class I)
Western Asset Core Plus VIT Portfolio (Class I)
Western Asset Variable Global High Yield Bond Portfolio (Class I)
MFS® Mid Cap Growth Series (Initial Class)
MFS® International Intrinsic Value Portfolio (Initial Class)
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)
MFS® International Growth Portfolio (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
MFS® Technology Portfolio (Service Class)
MFS® Investors Trust Series (Service Class)
MFS® Mid Cap Growth Series (Service Class)
MFS® New Discovery Series (Service Class)
MFS® Research Series (Service Class)
MFS® Total Return Bond Series (Service Class)
MFS® Total Return Series (Service Class)
MFS® Utilities Series (Service Class)
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
American Funds IS® Asset Allocation Fund (Class 4)²
American Funds IS® Washington Mutual Investors Fund (Class 4)²
American Funds IS® The Bond Fund of America (Class 4)²
American Funds IS® Capital World Growth and Income Fund (Class 4)²
American Funds IS® Global Small Capitalization Fund (Class 4)²
American Funds IS® Growth Fund (Class 4)²
American Funds IS® Growth-Income Fund (Class 4)²
American Funds IS® International Fund (Class 4)²
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American Funds IS® New World Fund (Class 4)²
BlackRock Advantage Large Cap Core V.I. Fund (Class III)
BlackRock Advantage Large Cap Value V.I. Fund (Class III)
BlackRock Basic Value V.I. Fund (Class III)
BlackRock Capital Appreciation V.I. Fund (Class III)
BlackRock Equity Dividend V.I. Fund (Class III)
BlackRock Large Cap Focus Growth V.I. Fund (Class III)
Fidelity® VIP Balanced Portfolio (Service Class 2)
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
Fidelity® VIP Health Care Portfolio (Service Class 2)
AST Bond Portfolio 2032
PSF Global Portfolio (Class III)
PSF Mid-Cap Growth Portfolio (Class III)*
PSF Natural Resources Portfolio (Class III)*
PSF PGIM 50/50 Balanced Portfolio (Class III)
PSF PGIM Flexible Managed Portfolio (Class III)
PSF PGIM Government Income Portfolio (Class III)*
PSF PGIM High Yield Bond Portfolio (Class III)
PSF PGIM Jennison Blend Portfolio (Class III)
PSF PGIM Jennison Growth Portfolio (Class III)
PSF PGIM Jennison Value Portfolio (Class III)
PSF PGIM Total Return Bond Portfolio (Class III)
PSF Small-Cap Stock Index Portfolio (Class III)
PSF Stock Index Portfolio (Class III)
PSF PGIM Government Income Portfolio (Class I)*
Fidelity® VIP High Income Portfolio (Initial Class)
MFS® Investors Trust Series (Initial Class)
MFS® Utilities Series (Initial Class)
MFS® Value Series (Initial Class)
Vanguard VIF Capital Growth Portfolio¹
Vanguard VIF Diversified Value Portfolio¹
Vanguard VIF Equity Income Portfolio¹
Vanguard VIF International Portfolio¹
American Funds IS® Ultra-Short Bond Fund (Class 1)²
BlackRock Advantage Large Cap Core V.I. Fund (Class I)
BlackRock Large Cap Focus Growth V.I. Fund (Class I)
Dimensional VA Global Moderate Allocation Portfolio
Dimensional VA International Small Portfolio
Dimensional VA International Value Portfolio
ClearBridge Variable Appreciation Portfolio (Class I)
ClearBridge Variable Dividend Strategy Portfolio (Class I)
ClearBridge Variable Large Cap Growth Portfolio (Class I)
Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
Franklin Multi-Asset Variable Growth Fund (Class I)
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MFS® Technology Portfolio (Initial Class)
MFS® Value Series (Service Class)
PSF PGIM Government Money Market Portfolio (Class III)
AST Bond Portfolio 2033
Franklin Multi-Asset Variable Moderate Growth Fund (Class I)
AST Bond Portfolio 2034
AST Bond Portfolio 2035
AST Bond Portfolio 2036
ClearBridge Variable Growth Portfolio (Class I)***

¹	VIF - Variable Insurance Funds
²	IS - Insurance Series

*	Subaccount merged during the period ended December 31, 2025.
**	Subaccount liquidated during the period ended December 31, 2025.
***	Subaccount was available for investment but had no assets as of December 31, 2025, and had no activity during 2025.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2025 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
January 10, 2025	AST Emerging Markets Equity Portfolio	AST International Equity Portfolio
January 24, 2025	AST Cohen & Steers Realty Portfolio	AST Large-Cap Equity Portfolio
January 24, 2025	AST T. Rowe Price Natural Resources Portfolio	AST Large-Cap Equity Portfolio
January 24, 2025	AST MFS Global Equity Portfolio	AST Large-Cap Equity Portfolio
January 24, 2025	AST ClearBridge Dividend Growth Portfolio	AST Large-Cap Equity Portfolio
February 7, 2025	AST High Yield Portfolio	AST Core Fixed Income Portfolio
February 7, 2025	AST Global Bond Portfolio	AST Core Fixed Income Portfolio
April 11, 2025	PSF Natural Resources Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)
April 11, 2025	PSF Mid-Cap Growth Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)
April 11, 2025	PSF Mid-Cap Growth Portfolio (Class III)	PSF PGIM Jennison Growth Portfolio (Class III)
April 11, 2025	PSF Natural Resources Portfolio (Class III)	PSF PGIM Jennison Blend Portfolio (Class III)
April 25, 2025	PSF PGIM Government Income Portfolio (Class III)	PSF PGIM Total Return Bond Portfolio (Class III)
April 25, 2025	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the chief operating decision maker (“CODM”) to measure the segment’s performance, and also to assess the
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allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 2: Significant Accounting Policies.

The Account’s CODM is a group of executives that include the chief financial officer, the life company investment committee and the business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.

Note 2:     Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
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Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2025, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2025 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$17,064,127	$27,598,279
PSF PGIM Total Return Bond Portfolio (Class I)	2,054,187	15,473,346
PSF PGIM Jennison Blend Portfolio (Class I)	3,816,669	31,378,392
PSF PGIM Flexible Managed Portfolio (Class I)	21,412	1,373,257
PSF PGIM 50/50 Balanced Portfolio (Class I)	588,934	1,786,973
PSF PGIM Jennison Value Portfolio (Class I)	2,198,924	35,563,738
PSF PGIM High Yield Bond Portfolio (Class I)	1,232,596	16,267,516
PSF Natural Resources Portfolio (Class I)	34,948	2,663,013
PSF Stock Index Portfolio (Class I)	6,958,293	93,277,662
PSF Global Portfolio (Class I)	714,095	8,009,943
PSF PGIM Jennison Growth Portfolio (Class I)	56,314,950	74,676,612
PSF Small-Cap Stock Index Portfolio (Class I)	3,522,516	22,108,038
T. Rowe Price International Stock Portfolio	94,984	2,130,539
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)	147,637	7,831,135
Invesco V.I. Core Equity Fund (Series I)	401,449	10,498,344
Janus Henderson VIT Research Portfolio (Institutional Shares)	862,827	10,329,524
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	245,402	7,313,058
MFS® Research Series (Initial Class)	78,840	2,225,769
MFS® Growth Series (Initial Class)	441,376	13,612,144
LVIP American Century Value Fund (Standard Class II)	1,013,713	3,221,326
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	383,637	3,259,393
Davis Equity Portfolio	28,277	3,058,831
AB VPS Large Cap Growth Portfolio (Class B)	507,975	1,956,572
Janus Henderson VIT Research Portfolio (Service Shares)	705,749	1,704,126
PSF Mid-Cap Growth Portfolio (Class I)	1,314,845	60,182,821
AST Cohen & Steers Realty Portfolio	2,285,132	177,428,808
AST J.P. Morgan Conservative Multi-Asset Portfolio	209,918,439	701,244,745
AST High Yield Portfolio	799,555	135,075,191
AST Large-Cap Value Portfolio	51,272,702	256,063,190
AST T. Rowe Price Natural Resources Portfolio	1,363,145	123,849,602
AST MFS Global Equity Portfolio	1,751,356	280,250,578
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	Purchases	Sales
AST Aggressive Asset Allocation Portfolio	$272,154,907	$1,826,588,053
AST Multi-Asset Diversified Plus Portfolio	139,042,776	347,825,982
AST Balanced Asset Allocation Portfolio	328,147,036	3,778,008,475
AST Preservation Asset Allocation Portfolio	207,035,708	587,321,230
AST PGIM Aggressive Multi-Asset Portfolio	611,259,112	2,449,740,830
AST Multi-Asset Diversified Portfolio	68,511,798	900,027,087
AST Large-Cap Growth Portfolio	80,742,792	533,451,155
AST Government Money Market Portfolio	352,239,818	401,845,922
AST Small-Cap Equity Portfolio	50,711,248	120,190,542
AST International Equity Portfolio	164,267,331	163,951,581
AST Investment Grade Bond Portfolio	4,853,725,737	6,207,881,878
AST Core Fixed Income Portfolio	465,732,788	477,281,281
AST Emerging Markets Equity Portfolio	392,968	126,922,237
AST J.P. Morgan Moderate Multi-Asset Portfolio	61,767,999	356,010,206
ProFund VP Consumer Discretionary	80,241	132,947
ProFund VP Consumer Staples	64,704	61,451
ProFund VP Financials	195,571	248,173
ProFund VP Health Care	336,524	540,780
ProFund VP Industrials	51,537	162,463
ProFund VP Mid-Cap Growth	190,762	178,114
ProFund VP Mid-Cap Value	208,519	88,411
ProFund VP Real Estate	24,163	23,305
ProFund VP Small-Cap Growth	89,285	94,097
ProFund VP Small-Cap Value	78,819	83,348
ProFund VP Communication Services	36,659	65,495
ProFund VP Utilities	63,509	124,439
ProFund VP Large-Cap Growth	109,834	307,255
ProFund VP Large-Cap Value	328,479	192,363
Allspring VT Discovery All Cap Growth Fund (Class 1)	16,408	91,019
Allspring VT Small Cap Growth Fund (Class 1)	6	4,742
AST Quantitative Modeling Portfolio	4,626,241	237,583,249
Allspring VT Opportunity Fund (Class 1)	—	219,788
AST ClearBridge Dividend Growth Portfolio	1,172,912	190,665,866
AST Multi-Sector Fixed Income Portfolio	34,002,551	1,380,152,162
AST Large-Cap Equity Portfolio	814,922,604	220,962,000
AST Bond Portfolio 2025	11,892,861	31,484,828
AST J.P. Morgan Aggressive Multi-Asset Portfolio	463,732,073	977,496,408
AST Bond Portfolio 2026	15,713,784	10,236,305
AST Global Bond Portfolio	1,783,673	147,594,919
BlackRock Global Allocation V.I. Fund (Class III)	3,431,844	10,437,678
AST Bond Portfolio 2027	1,964,186	2,717,241
NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)	296,394	765,198
AST Bond Portfolio 2028	289,374	3,297,027
AST Bond Portfolio 2029	10,833	786,305
AST Bond Portfolio 2030	1,143,089	3,624,353
AST Bond Portfolio 2031	8,849,319	14,418,767
Fidelity® VIP Contrafund℠ Portfolio (Initial Class)	250,683	1,170,995
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	Purchases	Sales
Fidelity® VIP Growth Opportunities Portfolio (Initial Class)	$226,384	$823,922
Fidelity® VIP Growth Portfolio (Initial Class)	749,722	1,632,038
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	181,209	690,763
MFS® New Discovery Series (Initial Class)	797,154	1,220,690
MFS® Total Return Series (Initial Class)	797,737	904,292
MFS® Total Return Bond Series (Initial Class)	1,032,842	1,082,885
Vanguard VIF Equity Index Portfolio	443,109	306,049
Vanguard VIF Global Bond Index Portfolio	62,737	32,993
Vanguard VIF Mid-Cap Index Portfolio	330,033	280,083
Vanguard VIF Real Estate Index Portfolio	290,586	344,731
Vanguard VIF Total Bond Market Index Portfolio	1,616,792	926,224
Vanguard VIF Total International Stock Market Index Portfolio	388,907	897,564
Vanguard VIF Total Stock Market Index Portfolio	108,207	402,194
Vanguard VIF Balanced Portfolio	154,786	218,125
Vanguard VIF Conservative Allocation Portfolio	11,242	12,336
Vanguard VIF Growth Portfolio	32,265	96,430
Vanguard VIF High Yield Bond Portfolio	19,318	58,917
Vanguard VIF Moderate Allocation Portfolio	2,431	248,336
Vanguard VIF Short-Term Investment Grade Portfolio	449,436	364,591
American Funds IS® Asset Allocation Fund (Class 1)	2,481,153	3,287,140
American Funds IS® Washington Mutual Investors Fund (Class 1)	1,310,924	1,335,353
American Funds IS® The Bond Fund of America (Class 1)	212,767	1,194,749
American Funds IS® Growth Fund (Class 1)	861,066	1,553,232
American Funds IS® Growth-Income Fund (Class 1)	584,677	3,088,305
American Funds IS® U.S. Government Securities Fund (Class 1)	55,075	292,930
BlackRock Basic Value V.I. Fund (Class I)	123,070	384,643
BlackRock Capital Appreciation V.I. Fund (Class I)	13,488	445,643
BlackRock Equity Dividend V.I. Fund (Class I)	16,927	2,716,668
BlackRock Global Allocation V.I. Fund (Class I)	606,226	408,323
Dimensional VA Global Bond Portfolio	70,512	87,375
Dimensional VA Short-Term Fixed Portfolio	149,131	129,510
Dimensional VA U.S. Large Value Portfolio	61,570	193,125
Dimensional VA U.S. Targeted Value Portfolio	371,204	429,228
Fidelity® VIP Balanced Portfolio (Initial Class)	918,026	1,167,351
Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)	930	2,421
Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)	389,353	208,367
Fidelity® VIP Emerging Markets Portfolio (Initial Class)	467,671	801,985
Fidelity® VIP Financials Portfolio (Initial Class)	5,775	62,568
Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)	105,165	1,273,492
Fidelity® VIP Health Care Portfolio (Initial Class)	18,525	141,033
Fidelity® VIP Industrials Portfolio (Initial Class)	4,578	5,601
Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)	160,904	1,272,157
Fidelity® VIP Mid Cap Portfolio (Initial Class)	909,719	932,837
Fidelity® VIP Strategic Income Portfolio (Initial Class)	236,775	659,225
Fidelity® VIP Technology Portfolio (Initial Class)	74,942	631,865
Fidelity® VIP Utilities Portfolio (Initial Class)	25,515	369,874
ClearBridge Variable Mid Cap Portfolio (Class I)	35,974	60,736
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NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	Purchases	Sales
ClearBridge Variable Small Cap Growth Portfolio (Class I)	$203,645	$365,961
Western Asset Core Plus VIT Portfolio (Class I)	254,322	2,426,122
Western Asset Variable Global High Yield Bond Portfolio (Class I)	337,968	346,071
MFS® Mid Cap Growth Series (Initial Class)	490,123	1,309,514
MFS® International Intrinsic Value Portfolio (Initial Class)	21,594	698,795
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	3,792	26,541
MFS® International Growth Portfolio (Service Class)	5,326,629	2,853,062
MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)	436,086	436,969
MFS® Technology Portfolio (Service Class)	3,281,978	4,851,110
MFS® Investors Trust Series (Service Class)	98,147	157,272
MFS® Mid Cap Growth Series (Service Class)	2,739,160	1,922,315
MFS® New Discovery Series (Service Class)	391,489	742,314
MFS® Research Series (Service Class)	155,618	115,049
MFS® Total Return Bond Series (Service Class)	10,469,917	8,234,244
MFS® Total Return Series (Service Class)	9,250,040	6,832,223
MFS® Utilities Series (Service Class)	1,926,379	1,438,766
Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)	8,694,594	3,546,671
American Funds IS® Asset Allocation Fund (Class 4)	7,054,835	5,722,566
American Funds IS® Washington Mutual Investors Fund (Class 4)	3,040,631	2,298,023
American Funds IS® The Bond Fund of America (Class 4)	3,481,070	1,514,181
American Funds IS® Capital World Growth and Income Fund (Class 4)	2,298,140	1,144,846
American Funds IS® Global Small Capitalization Fund (Class 4)	714,113	289,980
American Funds IS® Growth Fund (Class 4)	12,994,512	6,062,907
American Funds IS® Growth-Income Fund (Class 4)	4,366,005	2,748,342
American Funds IS® International Fund (Class 4)	1,556,292	440,556
American Funds IS® New World Fund (Class 4)	990,838	751,760
BlackRock Advantage Large Cap Core V.I. Fund (Class III)	1,912,690	1,606,407
BlackRock Advantage Large Cap Value V.I. Fund (Class III)	1,400,152	1,853,250
BlackRock Basic Value V.I. Fund (Class III)	1,066,719	572,160
BlackRock Capital Appreciation V.I. Fund (Class III)	1,183,260	587,198
BlackRock Equity Dividend V.I. Fund (Class III)	1,543,195	822,471
BlackRock Large Cap Focus Growth V.I. Fund (Class III)	1,480,323	1,840,755
Fidelity® VIP Balanced Portfolio (Service Class 2)	4,669,282	5,988,625
Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)	7,181,107	7,981,425
Fidelity® VIP Health Care Portfolio (Service Class 2)	1,290,010	1,799,621
AST Bond Portfolio 2032	3,817,172	8,849,170
PSF Global Portfolio (Class III)	541,420	439,956
PSF Mid-Cap Growth Portfolio (Class III)	1,253,236	3,039,072
PSF Natural Resources Portfolio (Class III)	715,132	16,350,316
PSF PGIM 50/50 Balanced Portfolio (Class III)	2,142,522	1,274,223
PSF PGIM Flexible Managed Portfolio (Class III)	2,112,020	45,917,434
PSF PGIM Government Income Portfolio (Class III)	1,007,379	3,146,803
PSF PGIM High Yield Bond Portfolio (Class III)	2,911,146	2,673,582
PSF PGIM Jennison Blend Portfolio (Class III)	15,859,344	2,949,296
PSF PGIM Jennison Growth Portfolio (Class III)	5,602,312	3,764,152
PSF PGIM Jennison Value Portfolio (Class III)	2,172,197	897,703
PSF PGIM Total Return Bond Portfolio (Class III)	10,351,440	4,380,996
A134

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	Purchases	Sales
PSF Small-Cap Stock Index Portfolio (Class III)	$3,219,947	$1,840,695
PSF Stock Index Portfolio (Class III)	13,001,529	6,061,653
PSF PGIM Government Income Portfolio (Class I)	3,681	494,490
Fidelity® VIP High Income Portfolio (Initial Class)	15,695	204,467
MFS® Investors Trust Series (Initial Class)	11,520	141,294
MFS® Utilities Series (Initial Class)	7,670	307,330
MFS® Value Series (Initial Class)	105,106	293,983
Vanguard VIF Capital Growth Portfolio	316,026	499,407
Vanguard VIF Diversified Value Portfolio	126,324	720,334
Vanguard VIF Equity Income Portfolio	118,433	144,900
Vanguard VIF International Portfolio	110,028	506,662
American Funds IS® Ultra-Short Bond Fund (Class 1)	70,262	820,013
BlackRock Advantage Large Cap Core V.I. Fund (Class I)	216,936	629,950
BlackRock Large Cap Focus Growth V.I. Fund (Class I)	38,633	347,961
Dimensional VA Global Moderate Allocation Portfolio	5,722	18,452
Dimensional VA International Small Portfolio	252,109	232,657
Dimensional VA International Value Portfolio	549,960	612,745
ClearBridge Variable Appreciation Portfolio (Class I)	8,475	233,609
ClearBridge Variable Dividend Strategy Portfolio (Class I)	27,376	266,976
ClearBridge Variable Large Cap Growth Portfolio (Class I)	18,920	104,983
Franklin Multi-Asset Variable Conservative Growth Fund (Class I)	—	2,475
Franklin Multi-Asset Variable Growth Fund (Class I)	81,937	100,703
MFS® Technology Portfolio (Initial Class)	21,101	197,488
MFS® Value Series (Service Class)	12,702,455	11,347,285
PSF PGIM Government Money Market Portfolio (Class III)	401,276,908	346,568,121
AST Bond Portfolio 2033	—	1,749
Franklin Multi-Asset Variable Moderate Growth Fund (Class I)	5,803	42,195
AST Bond Portfolio 2034	17,850,818	15,027,701
AST Bond Portfolio 2035	3,840,184	2,879,462
AST Bond Portfolio 2036	564,670	23,491

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM
A135

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The subaccounts of the Account indirectly bear the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

Pruco Life sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units outstanding, the ranges of lowest to highest unit values, the net assets, the investment income ratio, expense ratios, and total returns are presented for the products offered by Pruco Life and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life.

A136

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2025	36,546	$0.92	to	$11.54	$49,159	3.98%	0.25%	to	2.00%	1.98%	to	3.79%
December 31, 2024	44,445	$0.90	to	$11.12	$57,578	4.90%	0.25%	to	2.00%	2.92%	to	4.75%
December 31, 2023	46,020	$0.88	to	$10.62	$59,366	4.76%	0.25%	to	2.10%	2.73%	to	4.62%
December 31, 2022	56,003	$0.85	to	$10.15	$72,769	1.35%	0.25%	to	2.00%	-0.62%	to	1.13%
December 31, 2021	59,499	$0.86	to	$10.03	$77,044	0.04%	0.25%	to	2.00%	-1.98%	to	-0.21%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2025	19,813	$2.37	to	$10.42	$71,939	0.00%	0.25%	to	1.65%	6.05%	to	7.53%
December 31, 2024	23,241	$2.24	to	$9.69	$79,627	0.00%	0.25%	to	1.65%	1.32%	to	2.75%
December 31, 2023	26,325	$2.21	to	$9.43	$87,009	0.00%	0.25%	to	1.65%	5.54%	to	7.00%
December 31, 2022	29,547	$2.09	to	$8.81	$89,169	0.00%	0.25%	to	1.65%	-16.19%	to	-13.58%
December 31, 2021	32,077	$2.50	to	$10.37	$99,491	0.00%	0.25%	to	1.65%	-2.37%	to	-1.01%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2025	17,620	$5.65	to	$21.59	$165,097	0.00%	0.25%	to	2.00%	16.20%	to	18.23%
December 31, 2024	20,655	$4.85	to	$18.26	$164,799	0.00%	0.25%	to	2.00%	23.83%	to	26.00%
December 31, 2023	24,769	$3.90	to	$14.50	$158,934	0.00%	0.25%	to	2.00%	29.93%	to	32.19%
December 31, 2022	23,627	$2.99	to	$10.93	$114,633	0.00%	0.35%	to	2.00%	-26.57%	to	-25.36%
December 31, 2021	27,054	$4.06	to	$14.65	$178,083	0.00%	0.35%	to	2.00%	18.00%	to	19.93%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2025	1,078	$5.82	to	$16.17	$6,365	0.00%	0.40%	to	1.40%	11.60%	to	12.71%
December 31, 2024	1,311	$5.22	to	$14.35	$6,918	0.00%	0.40%	to	1.40%	13.91%	to	15.05%
December 31, 2023	1,557	$4.58	to	$12.47	$7,208	0.00%	0.40%	to	1.40%	16.30%	to	17.46%
December 31, 2022	1,766	$3.94	to	$10.62	$7,019	0.00%	0.40%	to	1.40%	-15.88%	to	-15.04%
December 31, 2021	2,012	$4.68	to	$12.50	$9,478	0.00%	0.40%	to	1.40%	15.74%	to	16.89%

	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2025	1,083	$4.88	to	$14.98	$5,972	0.00%	0.40%	to	1.40%	10.61%	to	11.71%
December 31, 2024	1,398	$4.41	to	$13.41	$6,493	0.00%	0.40%	to	1.40%	11.46%	to	12.57%
December 31, 2023	1,690	$3.96	to	$11.91	$7,168	0.00%	0.40%	to	1.40%	13.86%	to	14.99%
December 31, 2022	2,063	$3.47	to	$10.36	$7,609	0.00%	0.40%	to	1.40%	-15.87%	to	-15.04%
December 31, 2021	2,619	$4.13	to	$12.19	$11,001	0.00%	0.40%	to	1.40%	11.81%	to	12.92%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2025	19,254	$4.43	to	$19.49	$131,891	0.00%	0.25%	to	2.00%	14.59%	to	16.58%
December 31, 2024	24,348	$3.86	to	$16.72	$144,511	0.00%	0.25%	to	2.00%	18.59%	to	20.67%
December 31, 2023	28,938	$3.25	to	$13.86	$144,223	0.00%	0.25%	to	2.00%	12.95%	to	14.91%
December 31, 2022	33,400	$2.88	to	$12.06	$146,744	0.00%	0.25%	to	2.00%	-9.70%	to	-8.12%
December 31, 2021	39,451	$3.18	to	$13.12	$190,554	0.00%	0.25%	to	2.00%	25.29%	to	27.47%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2025	9,198	$3.32	to	$23.89	$62,984	0.00%	0.25%	to	2.00%	6.77%	to	8.63%
December 31, 2024	11,375	$3.10	to	$22.24	$72,286	0.00%	0.25%	to	2.00%	6.47%	to	8.34%
December 31, 2023	13,048	$2.90	to	$20.77	$78,063	0.00%	0.25%	to	2.00%	9.64%	to	11.55%
December 31, 2022	14,956	$2.64	to	$18.83	$80,619	0.00%	0.25%	to	2.00%	-12.98%	to	-11.47%
December 31, 2021	17,136	$3.02	to	$21.51	$106,644	0.00%	0.40%	to	2.00%	5.81%	to	7.50%

	PSF Natural Resources Portfolio (Class I) (merged April 11, 2025)
December 31, 2025	—	$7.45	to	$17.56	$—	0.00%	0.25%	to	1.40%	-6.53%	to	-6.24%
December 31, 2024	288	$7.97	to	$18.72	$2,796	0.00%	0.25%	to	1.40%	2.93%	to	4.12%
December 31, 2023	339	$7.75	to	$17.98	$3,204	0.00%	0.25%	to	1.40%	0.58%	to	1.73%
December 31, 2022	411	$7.70	to	$17.68	$3,825	0.00%	0.25%	to	1.40%	20.36%	to	21.74%
December 31, 2021	449	$6.40	to	$14.52	$3,312	0.00%	0.25%	to	1.40%	23.77%	to	25.19%

	PSF Stock Index Portfolio (Class I)
December 31, 2025	28,616	$4.63	to	$27.25	$362,462	0.00%	0.25%	to	2.00%	15.26%	to	17.27%
December 31, 2024	35,064	$4.00	to	$23.31	$389,026	0.00%	0.25%	to	2.00%	22.19%	to	24.33%
December 31, 2023	42,194	$3.27	to	$18.80	$380,093	0.00%	0.25%	to	2.00%	23.45%	to	25.60%
December 31, 2022	48,606	$2.64	to	$15.02	$348,014	0.00%	0.25%	to	2.00%	-19.94%	to	-18.54%
December 31, 2021	54,884	$3.29	to	$18.49	$480,947	0.00%	0.35%	to	2.00%	25.77%	to	27.83%
A137

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF Global Portfolio (Class I)
December 31, 2025	6,562	$2.93	to	$18.13	$38,989	0.00%	0.25%	to	2.00%	19.64%	to	21.73%
December 31, 2024	7,751	$2.44	to	$14.90	$38,588	0.00%	0.25%	to	2.00%	12.88%	to	14.86%
December 31, 2023	8,912	$2.15	to	$12.97	$38,425	0.00%	0.25%	to	2.00%	17.25%	to	19.29%
December 31, 2022	10,017	$1.83	to	$10.82	$36,493	0.00%	0.40%	to	2.00%	-20.39%	to	-19.12%
December 31, 2021	11,460	$2.29	to	$13.38	$51,891	0.00%	0.40%	to	2.00%	15.91%	to	17.75%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2025	26,273	$5.17	to	$23.15	$322,065	0.00%	0.25%	to	2.00%	12.03%	to	13.98%
December 31, 2024	25,075	$4.60	to	$20.31	$289,064	0.00%	0.25%	to	2.00%	28.30%	to	30.55%
December 31, 2023	29,978	$3.58	to	$15.56	$267,524	0.00%	0.25%	to	2.00%	50.51%	to	53.12%
December 31, 2022	34,683	$2.37	to	$10.16	$203,877	0.00%	0.25%	to	2.00%	-38.82%	to	-37.76%
December 31, 2021	38,460	$3.86	to	$16.32	$366,145	0.00%	0.25%	to	2.00%	13.73%	to	15.72%

	PSF Small-Cap Stock Index Portfolio (Class I)
December 31, 2025	7,528	$7.01	to	$16.25	$86,120	0.00%	0.25%	to	2.00%	3.62%	to	5.43%
December 31, 2024	9,108	$6.74	to	$15.46	$100,336	0.00%	0.25%	to	2.00%	6.22%	to	8.08%
December 31, 2023	10,630	$6.32	to	$14.34	$109,419	0.00%	0.25%	to	2.00%	9.58%	to	15.45%
December 31, 2022	6,560	$5.55	to	$12.46	$57,835	0.00%	0.25%	to	1.95%	-18.00%	to	-16.58%
December 31, 2021	7,400	$6.75	to	$14.98	$78,688	0.00%	0.25%	to	1.95%	23.88%	to	26.02%

	T. Rowe Price International Stock Portfolio
December 31, 2025	3,797	$1.94	to	$2.74	$10,189	1.83%	1.35%	to	1.65%	16.49%	to	16.84%
December 31, 2024	4,532	$1.67	to	$2.35	$10,439	0.91%	1.35%	to	1.65%	1.57%	to	1.87%
December 31, 2023	4,959	$1.64	to	$2.31	$11,250	0.94%	1.35%	to	1.65%	14.36%	to	14.69%
December 31, 2022	5,771	$1.43	to	$2.01	$11,441	0.75%	1.35%	to	1.65%	-17.18%	to	-16.93%
December 31, 2021	6,394	$1.73	to	$2.42	$15,280	0.55%	1.35%	to	1.65%	-0.33%	to	-0.03%

	T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class)
December 31, 2025	4,691	$4.42	to	$7.09	$33,247	1.61%	1.35%	to	1.65%	12.51%	to	12.84%
December 31, 2024	5,784	$3.93	to	$6.29	$36,326	1.80%	1.35%	to	1.65%	9.88%	to	10.21%
December 31, 2023	6,798	$3.57	to	$5.71	$38,720	2.07%	1.35%	to	1.65%	7.77%	to	8.09%
December 31, 2022	7,927	$3.32	to	$5.28	$41,775	1.84%	1.35%	to	1.65%	-4.91%	to	-4.63%
December 31, 2021	9,163	$3.49	to	$5.54	$50,667	1.55%	1.35%	to	1.65%	23.51%	to	23.88%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2025	6,968	$3.39	to	$6.69	$46,028	0.63%	1.35%	to	1.65%	14.28%	to	14.62%
December 31, 2024	8,530	$2.97	to	$5.84	$49,199	0.67%	1.35%	to	1.65%	23.56%	to	23.93%
December 31, 2023	10,152	$2.40	to	$4.71	$46,866	0.71%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2022	11,898	$1.98	to	$3.87	$45,050	0.89%	1.35%	to	1.65%	-21.83%	to	-21.60%
December 31, 2021	13,691	$2.53	to	$4.94	$66,311	0.65%	1.35%	to	1.65%	25.67%	to	26.04%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2025	5,196	$4.67	to	$10.05	$51,084	0.12%	1.35%	to	1.65%	16.47%	to	16.81%
December 31, 2024	6,183	$4.01	to	$8.61	$52,097	0.03%	1.35%	to	1.65%	33.10%	to	33.50%
December 31, 2023	7,289	$3.01	to	$6.45	$46,056	0.14%	1.35%	to	1.65%	40.85%	to	41.27%
December 31, 2022	8,516	$2.14	to	$4.57	$38,149	0.70%	1.35%	to	1.65%	-31.02%	to	-30.82%
December 31, 2021	9,624	$3.10	to	$6.61	$62,448	0.10%	1.35%	to	1.65%	18.38%	to	18.73%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2025	6,231	$3.40	to	$6.35	$39,207	1.42%	1.35%	to	1.65%	26.79%	to	27.16%
December 31, 2024	7,380	$2.68	to	$4.99	$36,561	1.34%	1.35%	to	1.65%	4.11%	to	4.42%
December 31, 2023	8,215	$2.57	to	$4.78	$38,877	1.50%	1.35%	to	1.65%	9.08%	to	9.40%
December 31, 2022	9,200	$2.36	to	$4.37	$39,793	1.74%	1.35%	to	1.65%	-10.09%	to	-9.82%
December 31, 2021	10,243	$2.62	to	$4.85	$49,176	1.12%	1.35%	to	1.65%	11.74%	to	12.07%

	MFS® Research Series (Initial Class)
December 31, 2025	1,588	$4.63	to	$18.67	$12,735	0.95%	0.25%	to	1.65%	11.02%	to	12.57%
December 31, 2024	1,865	$4.17	to	$16.59	$13,359	0.60%	0.25%	to	1.65%	16.93%	to	18.57%
December 31, 2023	2,138	$3.57	to	$13.99	$13,018	0.50%	0.25%	to	1.65%	20.44%	to	22.11%
December 31, 2022	2,521	$2.96	to	$11.46	$12,614	0.48%	0.25%	to	1.65%	-18.55%	to	-17.42%
December 31, 2021	2,909	$3.64	to	$13.83	$17,534	0.53%	0.40%	to	1.65%	22.78%	to	24.30%
A138

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2025	5,434	$5.66	to	$20.21	$59,239	0.00%	0.40%	to	1.65%	10.38%	to	11.75%
December 31, 2024	6,620	$5.13	to	$18.08	$65,322	0.00%	0.40%	to	1.65%	29.32%	to	30.94%
December 31, 2023	7,579	$3.96	to	$13.84	$57,738	0.00%	0.35%	to	1.65%	33.67%	to	35.39%
December 31, 2022	8,572	$2.97	to	$10.25	$48,558	0.00%	0.25%	to	1.65%	-32.74%	to	-31.80%
December 31, 2021	9,407	$4.41	to	$15.03	$79,185	0.00%	0.25%	to	1.65%	21.53%	to	23.22%

	LVIP American Century Value Fund (Standard Class II)
December 31, 2025	2,051	$5.65	to	$7.09	$14,439	1.59%	1.35%	to	1.65%	14.14%	to	14.48%
December 31, 2024	2,364	$4.95	to	$6.19	$14,551	2.83%	1.35%	to	1.65%	7.69%	to	8.02%
December 31, 2023	2,783	$4.60	to	$5.74	$15,879	2.35%	1.35%	to	1.65%	7.33%	to	7.65%
December 31, 2022	3,454	$4.28	to	$5.33	$18,313	2.07%	1.35%	to	1.65%	-1.09%	to	-0.79%
December 31, 2021	3,743	$4.33	to	$5.38	$20,001	1.72%	1.35%	to	1.65%	22.49%	to	22.85%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2025	2,362	$3.35	to	$6.01	$13,724	0.00%	1.35%	to	1.65%	0.85%	to	1.15%
December 31, 2024	2,810	$3.33	to	$5.94	$16,248	0.00%	1.35%	to	1.65%	9.22%	to	9.55%
December 31, 2023	3,372	$3.04	to	$5.43	$17,686	0.00%	1.35%	to	1.65%	24.69%	to	25.06%
December 31, 2022	3,689	$2.44	to	$4.34	$15,438	0.00%	1.35%	to	1.65%	-34.77%	to	-34.57%
December 31, 2021	3,959	$3.74	to	$6.64	$25,439	0.00%	1.35%	to	1.65%	8.23%	to	8.55%

	Davis Equity Portfolio
December 31, 2025	3,566	$4.24	to	$4.58	$16,082	1.00%	1.35%	to	1.65%	25.18%	to	25.55%
December 31, 2024	4,283	$3.39	to	$3.65	$15,400	1.03%	1.35%	to	1.65%	16.13%	to	16.47%
December 31, 2023	5,090	$2.92	to	$3.13	$15,723	1.30%	1.35%	to	1.65%	30.49%	to	30.87%
December 31, 2022	5,919	$2.24	to	$2.39	$13,971	1.21%	1.35%	to	1.65%	-21.43%	to	-21.19%
December 31, 2021	6,752	$2.85	to	$3.04	$20,236	0.56%	1.35%	to	1.65%	15.94%	to	16.28%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2025	1,936	$4.03	to	$4.35	$8,310	0.00%	1.35%	to	1.65%	11.02%	to	11.35%
December 31, 2024	2,260	$3.63	to	$3.91	$8,713	0.00%	1.35%	to	1.65%	22.91%	to	23.28%
December 31, 2023	2,491	$2.95	to	$3.17	$7,795	0.00%	1.35%	to	1.65%	32.60%	to	33.00%
December 31, 2022	2,925	$2.23	to	$2.38	$6,874	0.00%	1.35%	to	1.65%	-29.84%	to	-29.64%
December 31, 2021	3,333	$3.17	to	$3.39	$11,136	0.00%	1.35%	to	1.65%	26.57%	to	26.93%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2025	1,673	$3.73	to	$8.69	$9,570	0.13%	1.40%	to	2.00%	15.78%	to	16.47%
December 31, 2024	1,770	$3.21	to	$7.46	$9,036	0.00%	1.40%	to	2.00%	32.30%	to	33.09%
December 31, 2023	2,071	$2.42	to	$5.60	$8,094	0.06%	1.40%	to	2.00%	40.02%	to	40.85%
December 31, 2022	2,439	$1.72	to	$3.98	$6,651	0.56%	1.40%	to	2.00%	-31.43%	to	-31.03%
December 31, 2021	2,700	$2.51	to	$5.77	$10,776	0.02%	1.40%	to	2.00%	17.69%	to	18.39%

	PSF Mid-Cap Growth Portfolio (Class I) (merged April 11, 2025)
December 31, 2025	—	$3.41	to	$13.37	$—	0.00%	0.25%	to	2.00%	-13.63%	to	-13.22%
December 31, 2024	10,307	$3.95	to	$15.40	$67,222	0.00%	0.25%	to	2.00%	12.00%	to	13.96%
December 31, 2023	12,354	$3.52	to	$13.52	$71,181	0.00%	0.25%	to	2.00%	21.13%	to	23.24%
December 31, 2022	13,946	$2.89	to	$10.97	$65,861	0.00%	0.25%	to	2.00%	-28.39%	to	-27.14%
December 31, 2021	15,674	$4.03	to	$15.05	$102,930	0.00%	0.25%	to	2.00%	8.52%	to	10.42%

	AST Cohen & Steers Realty Portfolio (merged January 24, 2025)
December 31, 2025	—	$12.45	to	$42.64	$—	0.00%	0.35%	to	2.95%	1.49%	to	1.67%
December 31, 2024	6,673	$12.25	to	$41.98	$172,256	0.00%	0.35%	to	2.95%	3.60%	to	6.29%
December 31, 2023	8,188	$11.56	to	$40.13	$202,271	0.00%	0.35%	to	2.95%	8.88%	to	11.69%
December 31, 2022	6,865	$10.38	to	$36.50	$154,142	0.00%	0.35%	to	2.95%	-27.50%	to	-25.62%
December 31, 2021	8,615	$14.00	to	$49.85	$266,661	0.00%	0.35%	to	2.95%	38.76%	to	42.35%

	AST J.P. Morgan Conservative Multi-Asset Portfolio
December 31, 2025	151,910	$11.95	to	$21.22	$2,665,543	0.00%	0.35%	to	2.95%	7.21%	to	9.99%
December 31, 2024	180,308	$11.01	to	$19.47	$2,898,457	0.00%	0.35%	to	2.95%	3.14%	to	5.82%
December 31, 2023	208,857	$10.54	to	$18.60	$3,208,395	0.00%	0.35%	to	2.95%	5.03%	to	9.97%
December 31, 2022	137,608	$10.86	to	$17.09	$1,944,153	0.00%	0.35%	to	2.95%	-18.14%	to	-16.02%
December 31, 2021	197,465	$12.93	to	$20.56	$3,368,963	0.00%	0.35%	to	2.95%	4.85%	to	7.57%
A139

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST High Yield Portfolio (merged February 7, 2025)
December 31, 2025	—	$11.54	to	$21.61	$—	0.00%	0.35%	to	2.95%	1.17%	to	1.44%
December 31, 2024	7,870	$11.38	to	$21.34	$132,345	0.00%	0.35%	to	2.95%	4.47%	to	7.19%
December 31, 2023	9,181	$10.65	to	$20.23	$145,895	0.00%	0.35%	to	2.95%	7.40%	to	10.17%
December 31, 2022	10,177	$9.70	to	$18.65	$148,100	0.00%	0.35%	to	2.95%	-14.05%	to	-11.82%
December 31, 2021	13,344	$11.03	to	$21.49	$223,789	0.00%	0.35%	to	2.95%	3.29%	to	5.96%

	AST Large-Cap Value Portfolio
December 31, 2025	35,050	$18.93	to	$50.98	$1,297,091	0.00%	0.35%	to	2.95%	12.73%	to	15.64%
December 31, 2024	40,885	$16.42	to	$44.78	$1,313,907	0.00%	0.35%	to	2.95%	6.76%	to	9.54%
December 31, 2023	37,293	$15.03	to	$41.54	$1,114,584	0.00%	0.35%	to	2.95%	6.61%	to	9.37%
December 31, 2022	40,856	$13.79	to	$38.58	$1,131,727	0.00%	0.35%	to	2.70%	-1.04%	to	1.35%
December 31, 2021	17,212	$13.65	to	$38.67	$480,280	0.00%	0.35%	to	2.95%	25.51%	to	28.76%

	AST T. Rowe Price Natural Resources Portfolio (merged January 24, 2025)
December 31, 2025	—	$11.51	to	$19.60	$—	0.00%	0.55%	to	2.95%	8.66%	to	8.83%
December 31, 2024	8,559	$10.59	to	$18.02	$112,558	0.00%	0.55%	to	2.95%	0.86%	to	3.28%
December 31, 2023	9,758	$10.48	to	$17.59	$125,342	0.00%	0.35%	to	2.95%	-3.38%	to	0.99%
December 31, 2022	12,220	$10.63	to	$17.60	$158,784	0.00%	0.35%	to	2.95%	3.05%	to	5.72%
December 31, 2021	19,538	$10.11	to	$16.82	$240,334	0.00%	0.35%	to	2.95%	20.25%	to	23.36%

	AST MFS Global Equity Portfolio (merged January 24, 2025)
December 31, 2025	—	$13.83	to	$36.85	$—	0.00%	0.35%	to	2.95%	2.88%	to	3.06%
December 31, 2024	10,135	$13.42	to	$35.79	$270,229	0.00%	0.35%	to	2.95%	2.47%	to	5.14%
December 31, 2023	11,863	$12.80	to	$34.59	$305,104	0.00%	0.35%	to	2.95%	10.76%	to	13.62%
December 31, 2022	12,927	$11.30	to	$30.93	$295,683	0.00%	0.35%	to	2.95%	-20.31%	to	-18.25%
December 31, 2021	15,828	$13.87	to	$38.43	$451,075	0.00%	0.35%	to	2.95%	13.50%	to	16.44%

	AST Aggressive Asset Allocation Portfolio
December 31, 2025	259,925	$18.86	to	$37.53	$7,658,283	0.00%	0.35%	to	2.95%	12.84%	to	15.76%
December 31, 2024	315,376	$16.29	to	$32.93	$8,092,504	0.00%	0.35%	to	2.95%	11.11%	to	14.00%
December 31, 2023	364,808	$14.29	to	$29.35	$8,316,592	0.00%	0.35%	to	2.95%	14.72%	to	17.68%
December 31, 2022	347,065	$12.14	to	$25.34	$6,865,097	0.00%	0.35%	to	2.95%	-19.28%	to	-17.19%
December 31, 2021	419,222	$14.67	to	$31.09	$10,091,464	0.00%	0.35%	to	2.95%	13.63%	to	16.57%

	AST Multi-Asset Diversified Plus Portfolio
December 31, 2025	76,823	$13.96	to	$21.24	$1,352,165	0.00%	0.35%	to	2.95%	10.30%	to	13.15%
December 31, 2024	88,860	$12.62	to	$19.07	$1,394,936	0.00%	0.35%	to	2.95%	4.61%	to	7.34%
December 31, 2023	102,040	$11.87	to	$18.05	$1,509,836	0.00%	0.35%	to	2.95%	7.07%	to	9.83%
December 31, 2022	108,587	$10.80	to	$16.70	$1,480,246	0.00%	0.35%	to	2.95%	-15.92%	to	-13.75%
December 31, 2021	166,410	$12.53	to	$19.67	$2,675,668	0.00%	0.35%	to	2.95%	9.22%	to	12.05%

	AST Balanced Asset Allocation Portfolio
December 31, 2025	656,243	$16.90	to	$30.39	$16,372,432	0.00%	0.35%	to	2.95%	11.07%	to	13.95%
December 31, 2024	798,977	$14.83	to	$26.90	$17,632,849	0.00%	0.35%	to	2.95%	8.68%	to	11.51%
December 31, 2023	418,427	$13.30	to	$24.51	$8,335,289	0.00%	0.35%	to	2.95%	12.46%	to	15.36%
December 31, 2022	444,810	$11.53	to	$21.58	$7,796,818	0.00%	0.35%	to	2.95%	-18.66%	to	-16.55%
December 31, 2021	367,938	$13.82	to	$26.27	$7,812,318	0.00%	0.35%	to	2.95%	9.61%	to	12.45%

	AST Preservation Asset Allocation Portfolio
December 31, 2025	112,851	$13.96	to	$21.63	$2,049,772	0.00%	0.35%	to	2.70%	8.32%	to	10.94%
December 31, 2024	133,854	$12.58	to	$19.54	$2,212,628	0.00%	0.35%	to	2.95%	4.70%	to	7.42%
December 31, 2023	155,961	$11.71	to	$18.26	$2,427,735	0.00%	0.35%	to	2.95%	8.58%	to	11.39%
December 31, 2022	167,992	$10.51	to	$16.52	$2,379,361	0.00%	0.35%	to	2.95%	-18.04%	to	-15.92%
December 31, 2021	239,414	$12.51	to	$19.81	$4,073,050	0.00%	0.35%	to	2.95%	3.20%	to	5.87%

	AST PGIM Aggressive Multi-Asset Portfolio
December 31, 2025	381,174	$14.38	to	$31.88	$9,707,444	0.00%	0.35%	to	2.95%	12.68%	to	15.59%
December 31, 2024	457,914	$12.57	to	$27.80	$10,175,477	0.00%	0.35%	to	2.95%	10.41%	to	13.29%
December 31, 2023	526,557	$11.21	to	$24.94	$10,465,506	0.00%	0.35%	to	2.95%	13.24%	to	17.65%
December 31, 2022	448,827	$10.87	to	$21.53	$7,777,840	0.00%	0.35%	to	2.95%	-20.64%	to	-18.58%
December 31, 2021	606,990	$13.35	to	$26.87	$13,036,419	0.00%	0.35%	to	2.95%	13.36%	to	16.29%
A140

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Multi-Asset Diversified Portfolio
December 31, 2025	146,805	$16.94	to	$32.60	$3,844,590	0.00%		0.35%	to	2.95%	12.24%	to	15.15%
December 31, 2024	179,687	$14.71	to	$28.76	$4,118,514	0.00%		0.35%	to	2.95%	7.80%	to	10.61%
December 31, 2023	214,421	$13.30	to	$26.42	$4,494,111	0.00%		0.35%	to	2.95%	11.21%	to	14.08%
December 31, 2022	233,125	$11.66	to	$23.52	$4,342,414	0.00%		0.35%	to	2.95%	-19.01%	to	-16.91%
December 31, 2021	282,766	$14.03	to	$28.76	$6,388,506	0.00%		0.35%	to	2.95%	10.57%	to	13.43%

	AST Large-Cap Growth Portfolio
December 31, 2025	28,769	$24.71	to	$99.95	$1,976,047	0.00%		0.35%	to	2.95%	13.71%	to	16.65%
December 31, 2024	36,026	$21.25	to	$87.04	$2,115,998	0.00%		0.35%	to	2.95%	26.41%	to	29.70%
December 31, 2023	36,133	$16.44	to	$68.18	$1,663,455	0.00%		0.35%	to	2.95%	39.53%	to	43.13%
December 31, 2022	42,169	$11.52	to	$48.39	$1,386,610	0.00%		0.35%	to	2.95%	-35.12%	to	-33.44%
December 31, 2021	23,701	$17.36	to	$73.86	$1,225,164	0.00%		0.35%	to	2.95%	13.76%	to	16.70%

	AST Government Money Market Portfolio
December 31, 2025	26,165	$7.35	to	$11.42	$264,885	3.73%		0.35%	to	2.95%	0.81%	to	3.42%
December 31, 2024	30,593	$7.30	to	$11.04	$303,789	4.67%		0.35%	to	2.95%	1.74%	to	4.39%
December 31, 2023	35,930	$7.17	to	$10.58	$343,813	4.52%		0.35%	to	2.95%	1.63%	to	4.25%
December 31, 2022	41,470	$7.06	to	$10.15	$383,307	1.27%		0.35%	to	2.95%	-1.67%	to	0.87%
December 31, 2021	36,208	$7.15	to	$10.06	$333,433	0.00%	(1)	0.35%	to	3.10%	-3.10%	to	-0.36%

	AST Small-Cap Equity Portfolio
December 31, 2025	15,140	$16.20	to	$55.58	$578,213	0.00%		0.35%	to	2.95%	4.33%	to	7.03%
December 31, 2024	17,041	$15.18	to	$52.75	$608,460	0.00%		0.35%	to	2.95%	11.55%	to	14.46%
December 31, 2023	10,767	$13.30	to	$46.83	$344,016	0.00%		0.35%	to	2.95%	13.75%	to	16.69%
December 31, 2022	11,002	$11.44	to	$40.77	$303,447	0.00%		0.35%	to	2.95%	-29.65%	to	-27.83%
December 31, 2021	8,474	$15.89	to	$57.39	$334,669	0.00%		0.35%	to	2.95%	1.54%	to	4.17%

	AST International Equity Portfolio
December 31, 2025	23,361	$14.83	to	$35.21	$602,004	0.00%		0.35%	to	2.70%	29.25%	to	32.37%
December 31, 2024	22,693	$11.39	to	$27.03	$438,591	0.00%		0.35%	to	2.70%	2.60%	to	5.09%
December 31, 2023	26,105	$11.02	to	$26.13	$485,135	0.00%		0.35%	to	2.95%	11.11%	to	17.34%
December 31, 2022	12,468	$11.24	to	$22.62	$208,400	0.00%		0.35%	to	2.95%	-30.73%	to	-28.93%
December 31, 2021	13,568	$15.87	to	$32.34	$324,901	0.00%		0.35%	to	2.95%	9.28%	to	12.11%

	AST Investment Grade Bond Portfolio
December 31, 2025	280,987	$11.40	to	$20.37	$4,240,956	0.00%		0.35%	to	2.35%	6.08%	to	8.19%
December 31, 2024	370,247	$10.71	to	$18.94	$5,183,168	0.00%		0.35%	to	2.35%	-0.40%	to	1.59%
December 31, 2023	523,657	$10.71	to	$18.75	$7,102,110	0.00%		0.35%	to	2.35%	4.05%	to	6.12%
December 31, 2022	860,830	$10.26	to	$17.78	$10,864,615	0.00%		0.35%	to	2.35%	-15.79%	to	-14.12%
December 31, 2021	58,908	$12.14	to	$20.82	$965,064	0.00%		0.55%	to	2.65%	-4.76%	to	-2.71%

	AST Core Fixed Income Portfolio
December 31, 2025	176,869	$9.57	to	$14.86	$2,279,905	0.00%		0.35%	to	2.95%	4.08%	to	6.78%
December 31, 2024	175,252	$9.08	to	$13.94	$2,134,299	0.00%		0.35%	to	2.95%	-1.49%	to	1.08%
December 31, 2023	186,448	$9.10	to	$13.82	$2,269,363	0.00%		0.35%	to	2.95%	3.31%	to	5.98%
December 31, 2022	191,998	$8.70	to	$13.12	$2,225,902	0.00%		0.35%	to	2.95%	-18.68%	to	-13.18%
December 31, 2021	96,332	$10.73	to	$15.82	$1,362,294	0.00%		0.35%	to	2.95%	-5.04%	to	-2.58%

	AST Emerging Markets Equity Portfolio (merged January 10, 2025)
December 31, 2025	—	$7.27	to	$13.26	$—	0.00%		0.35%	to	2.70%	-1.47%	to	-1.40%
December 31, 2024	13,432	$7.38	to	$13.46	$128,316	0.00%		0.35%	to	2.70%	1.81%	to	4.28%
December 31, 2023	15,479	$7.24	to	$13.11	$143,389	0.00%		0.35%	to	2.70%	9.29%	to	11.92%
December 31, 2022	16,587	$6.62	to	$11.90	$138,938	0.00%		0.35%	to	2.70%	-23.83%	to	-21.99%
December 31, 2021	23,598	$8.68	to	$15.50	$254,682	0.00%		0.35%	to	2.95%	-2.68%	to	-0.16%

	AST J.P. Morgan Moderate Multi-Asset Portfolio
December 31, 2025	64,510	$16.07	to	$28.66	$1,468,699	0.00%		0.35%	to	2.90%	9.36%	to	12.13%
December 31, 2024	77,885	$14.33	to	$25.96	$1,591,821	0.00%		0.35%	to	2.95%	6.67%	to	9.45%
December 31, 2023	92,324	$13.10	to	$24.10	$1,742,989	0.00%		0.35%	to	2.95%	10.63%	to	13.48%
December 31, 2022	97,624	$11.54	to	$21.57	$1,648,038	0.00%		0.35%	to	2.95%	-19.36%	to	-17.27%
December 31, 2021	124,741	$13.95	to	$26.49	$2,567,981	0.00%		0.35%	to	2.95%	9.19%	to	12.02%
A141

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Consumer Discretionary
December 31, 2025	11	$41.32	to	$57.46	$558	0.00%		0.55%	to	2.35%	3.09%	to	4.93%
December 31, 2024	12	$40.09	to	$54.76	$586	0.00%		0.55%	to	2.35%	21.56%	to	23.75%
December 31, 2023	14	$14.10	to	$44.25	$544	0.00%		0.35%	to	2.35%	29.03%	to	31.59%
December 31, 2022	15	$10.72	to	$33.69	$445	0.00%		0.35%	to	2.35%	-33.10%	to	-31.77%
December 31, 2021	16	$15.71	to	$49.48	$684	0.00%		0.35%	to	2.00%	8.07%	to	9.84%

	ProFund VP Consumer Staples
December 31, 2025	8	$15.26	to	$31.11	$203	0.92%		0.35%	to	2.30%	-2.42%	to	-0.52%
December 31, 2024	8	$15.34	to	$31.33	$199	1.61%		0.35%	to	2.00%	8.18%	to	9.97%
December 31, 2023	8	$13.94	to	$28.55	$174	0.23%		0.35%	to	2.00%	1.89%	to	3.56%
December 31, 2022	7	$13.47	to	$27.62	$168	0.05%		0.35%	to	2.00%	-26.17%	to	-24.96%
December 31, 2021	10	$17.94	to	$36.88	$336	0.38%		0.35%	to	2.00%	17.30%	to	19.23%

	ProFund VP Financials
December 31, 2025	17	$20.47	to	$42.61	$415	0.01%		0.55%	to	2.30%	10.37%	to	12.28%
December 31, 2024	18	$18.06	to	$37.95	$422	0.27%		0.35%	to	2.30%	25.54%	to	27.99%
December 31, 2023	24	$14.11	to	$29.71	$437	0.50%		0.35%	to	2.30%	11.33%	to	13.49%
December 31, 2022	23	$12.43	to	$26.23	$415	0.09%		0.35%	to	2.30%	-17.05%	to	-15.44%
December 31, 2021	40	$15.99	to	$31.08	$766	0.35%		0.55%	to	2.30%	27.18%	to	29.39%

	ProFund VP Health Care
December 31, 2025	30	$16.20	to	$46.47	$1,204	0.00%	(1)	0.35%	to	2.35%	9.98%	to	12.17%
December 31, 2024	34	$14.44	to	$41.51	$1,255	0.06%		0.35%	to	2.35%	-1.51%	to	0.46%
December 31, 2023	37	$14.38	to	$41.40	$1,358	0.00%		0.35%	to	2.35%	-1.48%	to	0.47%
December 31, 2022	42	$14.31	to	$41.29	$1,472	0.00%		0.35%	to	2.35%	-8.18%	to	-6.35%
December 31, 2021	62	$15.28	to	$44.18	$2,389	0.04%		0.35%	to	2.30%	18.81%	to	21.11%

	ProFund VP Industrials
December 31, 2025	9	$19.51	to	$50.21	$329	0.00%		0.35%	to	2.35%	14.56%	to	16.84%
December 31, 2024	12	$16.70	to	$43.06	$384	0.18%		0.35%	to	2.35%	12.80%	to	15.06%
December 31, 2023	14	$14.51	to	$37.50	$406	0.00%		0.35%	to	2.35%	13.64%	to	15.89%
December 31, 2022	16	$12.52	to	$32.42	$419	0.00%		0.35%	to	2.35%	-17.54%	to	-15.90%
December 31, 2021	18	$24.75	to	$38.63	$552	0.00%		0.55%	to	2.30%	13.79%	to	15.76%

	ProFund VP Mid-Cap Growth
December 31, 2025	20	$16.52	to	$38.63	$641	0.00%		0.35%	to	2.30%	3.30%	to	5.30%
December 31, 2024	19	$25.63	to	$36.76	$598	0.00%		0.55%	to	2.30%	11.32%	to	13.26%
December 31, 2023	28	$13.82	to	$32.45	$802	0.00%		0.35%	to	2.30%	12.97%	to	15.16%
December 31, 2022	29	$12.00	to	$28.24	$681	0.00%		0.35%	to	2.30%	-22.13%	to	-20.62%
December 31, 2021	34	$15.12	to	$35.64	$1,026	0.00%		0.35%	to	2.30%	14.34%	to	16.56%

	ProFund VP Mid-Cap Value
December 31, 2025	19	$16.40	to	$36.18	$528	0.30%		0.35%	to	2.30%	3.47%	to	5.47%
December 31, 2024	15	$15.55	to	$34.37	$381	0.25%		0.35%	to	2.30%	7.36%	to	9.46%
December 31, 2023	20	$14.21	to	$31.46	$492	0.28%		0.35%	to	2.30%	10.91%	to	13.05%
December 31, 2022	23	$12.57	to	$27.89	$506	0.15%		0.35%	to	2.30%	-10.51%	to	-8.77%
December 31, 2021	33	$13.78	to	$30.63	$800	0.25%		0.35%	to	2.30%	25.64%	to	28.08%

	ProFund VP Real Estate
December 31, 2025	7	$13.51	to	$24.33	$118	1.51%		0.55%	to	2.30%	-1.63%	to	0.08%
December 31, 2024	7	$11.75	to	$24.31	$117	1.45%		0.35%	to	2.30%	1.20%	to	3.18%
December 31, 2023	7	$13.57	to	$23.61	$118	1.01%		0.55%	to	2.30%	7.27%	to	9.13%
December 31, 2022	11	$10.41	to	$21.63	$205	0.71%		0.35%	to	2.30%	-28.21%	to	-26.81%
December 31, 2021	18	$14.23	to	$29.62	$409	0.03%		0.35%	to	2.30%	34.00%	to	36.60%

	ProFund VP Small-Cap Growth
December 31, 2025	14	$14.32	to	$38.64	$451	0.00%		0.35%	to	2.30%	1.29%	to	3.25%
December 31, 2024	14	$25.72	to	$37.50	$441	0.00%		0.55%	to	2.30%	5.36%	to	7.20%
December 31, 2023	21	$24.41	to	$34.98	$650	0.00%		0.55%	to	2.30%	12.61%	to	14.56%
December 31, 2022	20	$11.25	to	$30.53	$536	0.00%		0.35%	to	2.30%	-24.15%	to	-22.68%
December 31, 2021	23	$28.59	to	$39.57	$809	0.00%		0.55%	to	2.30%	17.93%	to	19.98%
A142

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Small-Cap Value
December 31, 2025	8	$22.55	to	$32.38	$217	0.37%	0.55%	to	2.30%	2.64%	to	4.42%
December 31, 2024	8	$23.08	to	$31.01	$212	0.38%	0.55%	to	2.00%	3.79%	to	5.29%
December 31, 2023	10	$13.04	to	$29.45	$246	0.02%	0.35%	to	2.00%	10.73%	to	12.54%
December 31, 2022	13	$11.59	to	$26.22	$278	0.00%	0.35%	to	2.00%	-14.13%	to	-12.72%
December 31, 2021	16	$13.28	to	$30.11	$412	0.07%	0.35%	to	2.00%	26.04%	to	28.11%

	ProFund VP Communication Services
December 31, 2025	4	$19.40	to	$36.19	$90	0.00%	0.35%	to	2.35%	18.14%	to	20.49%
December 31, 2024	6	$16.42	to	$30.10	$105	0.00%	0.35%	to	2.35%	29.58%	to	32.18%
December 31, 2023	5	$12.67	to	$22.82	$70	0.93%	0.35%	to	2.35%	28.80%	to	31.36%
December 31, 2022	6	$9.65	to	$17.40	$68	1.79%	0.35%	to	2.35%	-23.02%	to	-21.49%
December 31, 2021	10	$12.30	to	$22.21	$137	0.98%	0.35%	to	2.00%	16.09%	to	18.00%

	ProFund VP Utilities
December 31, 2025	13	$15.83	to	$35.91	$330	1.39%	0.35%	to	2.30%	11.42%	to	13.58%
December 31, 2024	15	$13.93	to	$31.68	$344	1.60%	0.35%	to	2.30%	18.53%	to	20.85%
December 31, 2023	17	$11.53	to	$26.26	$322	1.40%	0.35%	to	2.30%	-10.64%	to	-8.91%
December 31, 2022	27	$12.66	to	$28.89	$625	0.95%	0.35%	to	2.30%	-2.49%	to	-0.60%
December 31, 2021	26	$12.73	to	$29.12	$589	1.54%	0.35%	to	2.30%	12.81%	to	15.00%

	ProFund VP Large-Cap Growth
December 31, 2025	16	$27.34	to	$72.84	$1,006	0.00%	0.35%	to	1.50%	18.19%	to	19.54%
December 31, 2024	20	$22.87	to	$61.05	$1,022	0.00%	0.35%	to	1.50%	31.79%	to	33.31%
December 31, 2023	22	$17.16	to	$45.89	$869	0.00%	0.35%	to	2.00%	25.36%	to	27.42%
December 31, 2022	21	$24.96	to	$36.09	$605	0.00%	0.55%	to	2.30%	-32.20%	to	-31.02%
December 31, 2021	39	$36.81	to	$52.32	$1,632	0.00%	0.55%	to	2.30%	26.94%	to	29.15%

	ProFund VP Large-Cap Value
December 31, 2025	34	$19.17	to	$39.63	$1,012	0.64%	0.35%	to	2.30%	8.87%	to	10.98%
December 31, 2024	31	$17.28	to	$35.78	$782	0.30%	0.35%	to	2.30%	7.92%	to	10.03%
December 31, 2023	42	$15.70	to	$32.58	$1,096	0.49%	0.35%	to	2.30%	17.40%	to	19.67%
December 31, 2022	47	$13.12	to	$27.28	$1,028	0.51%	0.35%	to	2.30%	-8.91%	to	-7.15%
December 31, 2021	65	$18.21	to	$29.44	$1,507	0.96%	0.55%	to	2.30%	20.16%	to	22.25%

	Allspring VT Discovery All Cap Growth Fund (Class 1)
December 31, 2025	37	$9.14	to	$10.12	$358	0.00%	1.40%	to	1.85%	13.43%	to	13.93%
December 31, 2024	45	$8.06	to	$8.89	$378	0.00%	1.40%	to	1.85%	19.08%	to	19.62%
December 31, 2023	50	$6.77	to	$7.43	$357	0.00%	1.40%	to	1.85%	31.08%	to	31.66%
December 31, 2022	64	$5.16	to	$5.64	$343	0.00%	1.40%	to	1.85%	-38.19%	to	-37.91%
December 31, 2021	63	$8.35	to	$9.09	$551	0.00%	1.40%	to	1.85%	13.18%	to	13.68%

	Allspring VT Small Cap Growth Fund (Class 1)
December 31, 2025	4	$36.67	to	$38.67	$139	0.00%	1.50%	to	1.85%	7.56%	to	7.93%
December 31, 2024	4	$34.09	to	$35.83	$131	0.00%	1.50%	to	1.85%	16.90%	to	17.30%
December 31, 2023	5	$29.16	to	$30.54	$151	0.00%	1.50%	to	1.85%	2.46%	to	2.82%
December 31, 2022	7	$28.46	to	$29.71	$213	0.00%	1.50%	to	1.85%	-35.49%	to	-35.27%
December 31, 2021	9	$44.12	to	$45.89	$417	0.00%	1.50%	to	1.85%	5.97%	to	6.34%

	AST Quantitative Modeling Portfolio
December 31, 2025	17,802	$16.33	to	$28.11	$411,820	0.00%	0.35%	to	2.65%	11.80%	to	14.36%
December 31, 2024	30,366	$14.32	to	$24.63	$583,709	0.00%	0.35%	to	2.65%	11.18%	to	13.74%
December 31, 2023	47,967	$12.63	to	$21.70	$814,156	0.00%	0.35%	to	2.65%	14.45%	to	17.06%
December 31, 2022	60,994	$10.82	to	$18.57	$911,892	0.00%	0.35%	to	2.65%	-20.85%	to	-19.04%
December 31, 2021	69,769	$13.41	to	$22.99	$1,313,627	0.00%	0.35%	to	2.65%	12.46%	to	15.04%

	Allspring VT Opportunity Fund (Class 1)
December 31, 2025	8	$42.43	to	$44.58	$365	0.32%	1.50%	to	1.85%	5.06%	to	5.42%
December 31, 2024	14	$40.39	to	$42.29	$562	0.28%	1.50%	to	1.85%	13.24%	to	13.63%
December 31, 2023	15	$35.67	to	$37.22	$559	0.00%	1.50%	to	1.85%	24.54%	to	24.96%
December 31, 2022	17	$28.64	to	$29.78	$501	0.00%	1.50%	to	1.85%	(22.05)%	to	-21.78%
December 31, 2021	27	$36.74	to	$38.07	$999	0.27%	1.50%	to	1.85%	22.79%	to	23.22%
A143

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST ClearBridge Dividend Growth Portfolio (merged January 24, 2025)
December 31, 2025	—	$17.25	to	$34.91	$—	0.00%	0.35%	to	2.70%	3.49%	to	3.65%
December 31, 2024	6,309	$16.64	to	$33.68	$182,870	0.00%	0.35%	to	2.70%	13.55%	to	16.30%
December 31, 2023	7,196	$14.36	to	$29.02	$182,016	0.00%	0.35%	to	2.70%	11.25%	to	13.92%
December 31, 2022	7,272	$12.64	to	$25.52	$163,810	0.00%	0.35%	to	2.40%	-9.71%	to	-7.87%
December 31, 2021	8,130	$13.76	to	$27.76	$201,163	0.00%	0.35%	to	2.65%	23.17%	to	26.08%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2025	708,635	$11.22	to	$12.46	$7,953,837	0.00%	1.10%	to	1.90%	4.58%	to	5.44%
December 31, 2024	816,561	$10.73	to	$11.81	$8,763,405	0.00%	1.10%	to	1.90%	-1.69%	to	-0.89%
December 31, 2023	925,435	$10.91	to	$11.92	$10,102,353	0.00%	1.10%	to	1.90%	7.72%	to	8.60%
December 31, 2022	1,026,298	$10.13	to	$10.98	$10,399,992	0.00%	1.10%	to	1.90%	-22.63%	to	-22.00%
December 31, 2021	1,120,447	$13.10	to	$14.07	$14,674,471	0.00%	1.10%	to	1.90%	-2.28%	to	-1.48%

	AST Large-Cap Equity Portfolio
December 31, 2025	28,709	$13.81	to	$41.75	$950,718	0.00%	0.35%	to	2.95%	11.59%	to	14.48%
December 31, 2024	8,683	$12.36	to	$36.54	$255,717	0.00%	0.35%	to	2.95%	20.57%	to	23.71%
December 31, 2023	9,997	$10.23	to	$29.60	$240,856	0.00%	0.35%	to	2.95%	19.58%	to	22.67%
December 31, 2022	10,604	$8.54	to	$24.17	$210,976	0.00%	0.35%	to	2.95%	-19.37%	to	-17.28%
December 31, 2021	12,893	$10.58	to	$29.28	$314,091	0.00%	0.35%	to	2.95%	4.85%	to	27.39%

	AST Bond Portfolio 2025 (liquidated December 31, 2025)
December 31, 2025	—	$10.71	to	$13.22	$—	0.00%	1.15%	to	2.95%	1.36%	to	3.15%
December 31, 2024	1,669	$10.57	to	$12.81	$19,224	0.00%	1.15%	to	2.95%	2.32%	to	4.14%
December 31, 2023	239	$10.33	to	$11.90	$2,663	0.00%	1.50%	to	2.95%	2.80%	to	4.26%
December 31, 2022	207	$10.05	to	$11.41	$2,224	0.00%	1.50%	to	2.95%	-11.35%	to	-10.09%
December 31, 2021	91	$11.33	to	$12.27	$1,085	0.00%	1.90%	to	2.95%	-5.64%	to	-4.70%

	AST J.P. Morgan Aggressive Multi-Asset Portfolio
December 31, 2025	103,034	$17.92	to	$24.13	$2,260,084	0.00%	0.35%	to	1.95%	11.80%	to	13.63%
December 31, 2024	129,574	$15.77	to	$21.28	$2,523,449	0.00%	0.35%	to	1.95%	10.07%	to	11.87%
December 31, 2023	142,216	$14.10	to	$19.06	$2,498,226	0.00%	0.35%	to	1.95%	15.36%	to	17.24%
December 31, 2022	109,362	$12.02	to	$16.29	$1,652,153	0.00%	0.35%	to	1.95%	-19.50%	to	-18.19%
December 31, 2021	178,471	$14.70	to	$19.95	$3,331,255	0.00%	0.35%	to	1.95%	13.46%	to	15.31%

	AST Bond Portfolio 2026
December 31, 2025	985	$9.27	to	$11.24	$9,917	0.00%	1.15%	to	2.95%	2.18%	to	3.98%
December 31, 2024	398	$9.07	to	$10.45	$3,902	0.00%	1.50%	to	2.95%	1.56%	to	3.02%
December 31, 2023	431	$8.93	to	$10.15	$4,149	0.00%	1.50%	to	2.95%	2.91%	to	4.37%
December 31, 2022	488	$8.68	to	$9.72	$4,526	0.00%	1.50%	to	2.95%	-13.24%	to	-12.00%
December 31, 2021	378	$10.00	to	$11.05	$4,006	0.00%	1.50%	to	2.95%	-6.60%	to	-5.26%

	AST Global Bond Portfolio (merged February 7, 2025)
December 31, 2025	—	$8.54	to	$11.10	$—	0.00%	0.35%	to	2.70%	0.27%	to	0.52%
December 31, 2024	14,936	$8.51	to	$11.05	$145,030	0.00%	0.35%	to	2.70%	-0.05%	to	2.37%
December 31, 2023	15,832	$8.52	to	$10.81	$152,037	0.00%	0.35%	to	2.70%	3.42%	to	5.92%
December 31, 2022	15,712	$8.24	to	$10.23	$144,184	0.00%	0.35%	to	2.70%	-14.56%	to	-12.50%
December 31, 2021	18,812	$9.64	to	$11.71	$198,009	0.00%	0.35%	to	2.70%	-4.12%	to	-1.81%

	BlackRock Global Allocation V.I. Fund (Class III)
December 31, 2025	2,515	$15.96	to	$19.30	$44,662	4.02%	0.48%	to	0.86%	18.48%	to	18.94%
December 31, 2024	2,928	$13.44	to	$16.29	$43,802	1.37%	0.48%	to	0.86%	7.98%	to	8.40%
December 31, 2023	3,426	$12.42	to	$15.08	$47,722	2.25%	0.48%	to	0.86%	11.52%	to	11.95%
December 31, 2022	4,240	$11.12	to	$13.52	$53,948	0.00%	0.48%	to	0.86%	-16.79%	to	-16.48%
December 31, 2021	4,483	$13.33	to	$16.25	$68,723	0.83%	0.48%	to	0.86%	5.50%	to	5.90%

	AST Bond Portfolio 2027
December 31, 2025	454	$9.13	to	$10.52	$4,559	0.00%	1.50%	to	2.95%	2.95%	to	4.42%
December 31, 2024	517	$8.91	to	$10.08	$5,002	0.00%	1.50%	to	2.90%	0.84%	to	2.24%
December 31, 2023	712	$8.83	to	$10.01	$6,716	0.00%	1.30%	to	2.90%	2.55%	to	4.16%
December 31, 2022	755	$8.61	to	$9.70	$6,886	0.00%	1.15%	to	2.90%	-15.15%	to	-13.70%
December 31, 2021	749	$10.12	to	$11.24	$7,993	0.00%	1.15%	to	2.95%	-7.33%	to	-5.69%
A144

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D)
December 31, 2025	201	$13.53	to	$14.30	$2,806	0.30%		1.40%	to	2.00%	33.11%	to	33.90%
December 31, 2024	242	$10.16	to	$10.68	$2,525	1.34%		1.40%	to	2.00%	3.90%	to	4.51%
December 31, 2023	291	$9.78	to	$10.22	$2,916	1.40%		1.40%	to	2.00%	1.77%	to	2.37%
December 31, 2022	325	$9.61	to	$9.98	$3,184	0.17%		1.40%	to	2.00%	-26.47%	to	-26.03%
December 31, 2021	345	$13.07	to	$13.49	$4,581	0.92%		1.40%	to	2.00%	-9.40%	to	-8.87%

	AST Bond Portfolio 2028
December 31, 2025	1,169	$9.53	to	$10.26	$11,929	0.00%		1.90%	to	2.70%	4.13%	to	4.99%
December 31, 2024	1,447	$9.15	to	$9.77	$14,063	0.00%		1.90%	to	2.70%	-0.17%	to	0.65%
December 31, 2023	2,112	$9.17	to	$9.71	$20,405	0.00%		1.90%	to	2.70%	2.67%	to	3.51%
December 31, 2022	2,656	$8.93	to	$9.38	$24,826	0.00%		1.90%	to	2.70%	-16.37%	to	-15.68%
December 31, 2021	1,810	$10.67	to	$11.12	$20,083	0.00%		1.90%	to	2.70%	-7.03%	to	-6.26%

	AST Bond Portfolio 2029
December 31, 2025	77	$9.89	to	$10.86	$781	0.00%		1.15%	to	2.30%	5.30%	to	6.54%
December 31, 2024	154	$9.36	to	$10.19	$1,473	0.00%		1.15%	to	2.40%	-0.92%	to	0.30%
December 31, 2023	207	$9.15	to	$10.16	$1,990	0.00%		1.15%	to	2.95%	2.61%	to	4.41%
December 31, 2022	224	$8.91	to	$9.73	$2,083	0.00%		1.15%	to	2.95%	-18.38%	to	-16.94%
December 31, 2021	2	$10.92	to	$11.27	$23	0.00%		2.15%	to	2.95%	-7.25%	to	-6.52%

	AST Bond Portfolio 2030
December 31, 2025	1,144	$9.76	to	$10.93	$11,994	0.00%		1.30%	to	2.95%	4.94%	to	6.65%
December 31, 2024	1,364	$9.30	to	$10.24	$13,454	0.00%		1.30%	to	2.95%	-1.91%	to	-0.30%
December 31, 2023	1,486	$9.48	to	$10.28	$14,796	0.00%		1.30%	to	2.95%	2.37%	to	4.04%
December 31, 2022	1,549	$9.26	to	$9.88	$14,919	0.00%		1.30%	to	2.95%	-19.50%	to	-18.19%
December 31, 2021	1,496	$11.50	to	$12.07	$17,743	0.00%		1.30%	to	2.95%	-6.95%	to	-5.43%

	AST Bond Portfolio 2031
December 31, 2025	3,409	$8.42	to	$9.28	$30,312	0.00%		1.30%	to	2.95%	5.33%	to	7.04%
December 31, 2024	3,980	$8.00	to	$8.67	$33,323	0.00%		1.30%	to	2.95%	-2.67%	to	-1.08%
December 31, 2023	4,529	$8.22	to	$8.77	$38,643	0.00%		1.30%	to	2.95%	2.35%	to	4.02%
December 31, 2022	5,315	$8.03	to	$8.43	$43,854	0.00%		1.30%	to	2.95%	-21.06%	to	-19.78%
December 31, 2021	3,709	$10.17	to	$10.53	$38,423	0.00%		1.15%	to	2.95%	-7.50%	to	-5.87%

	Fidelity® VIP Contrafund℠ Portfolio (Initial Class)
December 31, 2025	66	$24.16	to	$24.52	$1,595	0.12%		0.25%	to	0.50%	20.87%	to	21.18%
December 31, 2024	109	$19.99	to	$20.24	$2,180	0.20%		0.25%	to	0.50%	33.12%	to	33.46%
December 31, 2023	107	$15.02	to	$15.16	$1,614	0.75%		0.25%	to	0.50%	32.79%	to	33.12%
December 31, 2022	60	$11.31	to	$11.36	$685	0.76%		0.35%	to	0.50%	-26.68%	to	-26.57%
December 31, 2021	48	$15.42	to	$15.47	$736	0.01%		0.35%	to	0.50%	27.20%	to	27.39%

	Fidelity® VIP Growth Opportunities Portfolio (Initial Class)
December 31, 2025	98	$25.46	to	$25.84	$2,507	0.00%		0.25%	to	0.50%	21.34%	to	21.64%
December 31, 2024	125	$20.99	to	$21.24	$2,637	0.00%		0.25%	to	0.50%	38.19%	to	38.54%
December 31, 2023	96	$15.19	to	$15.33	$1,471	0.00%		0.25%	to	0.50%	44.92%	to	45.29%
December 31, 2022	51	$10.48	to	$10.55	$532	0.00%		0.25%	to	0.50%	-38.46%	to	-38.30%
December 31, 2021	40	$17.03	to	$17.11	$674	0.00%		0.25%	to	0.50%	11.38%	to	11.66%

	Fidelity® VIP Growth Portfolio (Initial Class)
December 31, 2025	43	$24.57	to	$24.94	$1,076	0.29%		0.25%	to	0.50%	14.32%	to	14.61%
December 31, 2024	80	$21.50	to	$21.76	$1,732	0.00%	(1)	0.25%	to	0.50%	29.73%	to	30.06%
December 31, 2023	74	$16.57	to	$16.73	$1,234	0.16%		0.25%	to	0.50%	35.56%	to	35.90%
December 31, 2022	43	$12.22	to	$12.31	$523	0.59%		0.25%	to	0.50%	-24.83%	to	-24.65%
December 31, 2021	5	$16.26	to	$16.29	$78	0.00%		0.40%	to	0.50%	22.60%	to	22.72%

	Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
December 31, 2025	161	$9.73	to	$10.45	$1,676	3.49%		0.40%	to	1.30%	5.83%	to	6.80%
December 31, 2024	211	$9.20	to	$9.81	$2,059	3.83%		0.35%	to	1.30%	0.46%	to	1.43%
December 31, 2023	136	$9.15	to	$9.65	$1,307	4.50%		0.40%	to	1.30%	4.83%	to	5.78%
December 31, 2022	33	$9.10	to	$9.13	$302	2.21%		0.40%	to	0.50%	-13.39%	to	-13.31%
December 31, 2021	43	$10.51	to	$10.53	$452	3.93%		0.40%	to	0.50%	-1.10%	to	-1.00%
A145

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® New Discovery Series (Initial Class)
December 31, 2025	38	$13.38	to	$13.58	$507	0.00%	0.25%	to	0.50%	12.40%	to	12.68%
December 31, 2024	69	$11.91	to	$12.05	$830	0.00%	0.25%	to	0.50%	6.19%	to	6.45%
December 31, 2023	50	$11.21	to	$11.32	$566	0.00%	0.25%	to	0.50%	13.84%	to	14.13%
December 31, 2022	27	$9.85	to	$9.92	$264	0.00%	0.25%	to	0.50%	-30.11%	to	-29.93%
December 31, 2021	26	$14.10	to	$14.16	$368	0.00%	0.25%	to	0.50%	1.29%	to	1.55%

	MFS® Total Return Series (Initial Class)
December 31, 2025	25	$14.31	to	$14.52	$359	2.13%	0.25%	to	0.50%	10.61%	to	10.89%
December 31, 2024	32	$12.94	to	$13.09	$419	2.23%	0.25%	to	0.50%	7.21%	to	7.48%
December 31, 2023	31	$12.07	to	$12.18	$374	1.43%	0.25%	to	0.50%	9.89%	to	10.17%
December 31, 2022	103	$10.98	to	$11.06	$1,130	1.71%	0.25%	to	0.50%	-10.03%	to	-9.81%
December 31, 2021	100	$12.23	to	$12.26	$1,225	1.86%	0.25%	to	0.40%	13.66%	to	13.83%

	MFS® Total Return Bond Series (Initial Class)
December 31, 2025	121	$9.79	to	$10.48	$1,256	3.89%	0.25%	to	1.30%	5.78%	to	6.90%
December 31, 2024	126	$9.26	to	$9.80	$1,220	3.90%	0.25%	to	1.30%	1.21%	to	2.29%
December 31, 2023	222	$9.15	to	$9.58	$2,108	2.84%	0.25%	to	1.30%	5.99%	to	7.11%
December 31, 2022	176	$8.88	to	$8.95	$1,566	4.14%	0.25%	to	0.50%	-14.36%	to	-14.15%
December 31, 2021	36	$10.37	to	$10.42	$376	4.24%	0.25%	to	0.50%	-1.31%	to	-1.06%

	Vanguard VIF Equity Index Portfolio
December 31, 2025	76	$21.15	to	$21.46	$1,624	1.07%	0.60%	to	0.85%	16.70%	to	17.00%
December 31, 2024	66	$18.12	to	$18.35	$1,197	1.33%	0.60%	to	0.85%	23.78%	to	24.09%
December 31, 2023	74	$14.64	to	$14.78	$1,092	1.36%	0.60%	to	0.85%	25.05%	to	25.36%
December 31, 2022	66	$11.71	to	$11.79	$777	1.20%	0.60%	to	0.85%	-18.92%	to	-18.72%
December 31, 2021	36	$14.44	to	$14.51	$515	0.29%	0.60%	to	0.85%	27.46%	to	27.78%

	Vanguard VIF Global Bond Index Portfolio
December 31, 2025	16	$9.70	to	$9.84	$154	2.95%	0.60%	to	0.85%	4.80%	to	5.06%
December 31, 2024	12	$9.25	to	$9.30	$116	2.61%	0.75%	to	0.85%	1.16%	to	1.27%
December 31, 2023	21	$9.15	to	$9.18	$197	1.86%	0.75%	to	0.85%	5.62%	to	5.72%
December 31, 2022	19	$8.66	to	$8.68	$161	2.21%	0.75%	to	0.85%	-13.86%	to	-13.78%
December 31, 2021	32	$10.05	to	$10.07	$324	0.88%	0.75%	to	0.85%	-2.67%	to	-2.58%

	Vanguard VIF Mid-Cap Index Portfolio
December 31, 2025	154	$16.32	to	$16.56	$2,535	1.30%	0.60%	to	0.85%	10.59%	to	10.87%
December 31, 2024	150	$14.75	to	$14.93	$2,225	0.97%	0.60%	to	0.85%	14.09%	to	14.38%
December 31, 2023	102	$12.93	to	$13.06	$1,321	1.46%	0.60%	to	0.85%	14.85%	to	15.14%
December 31, 2022	107	$11.26	to	$11.34	$1,212	0.92%	0.60%	to	0.85%	-19.51%	to	-19.31%
December 31, 2021	87	$13.99	to	$14.05	$1,226	0.14%	0.60%	to	0.85%	23.30%	to	23.61%

	Vanguard VIF Real Estate Index Portfolio
December 31, 2025	108	$10.53	to	$10.68	$1,141	2.89%	0.60%	to	0.85%	2.24%	to	2.49%
December 31, 2024	113	$10.29	to	$10.42	$1,166	2.99%	0.60%	to	0.85%	3.85%	to	4.11%
December 31, 2023	101	$9.91	to	$10.01	$1,005	2.42%	0.60%	to	0.85%	10.75%	to	11.03%
December 31, 2022	91	$8.95	to	$9.02	$820	1.87%	0.60%	to	0.85%	-26.92%	to	-26.74%
December 31, 2021	79	$12.25	to	$12.31	$975	0.29%	0.60%	to	0.85%	39.02%	to	39.37%

	Vanguard VIF Total Bond Market Index Portfolio
December 31, 2025	257	$9.72	to	$9.87	$2,507	2.84%	0.60%	to	0.85%	6.03%	to	6.30%
December 31, 2024	180	$9.17	to	$9.28	$1,662	2.75%	0.60%	to	0.85%	0.38%	to	0.63%
December 31, 2023	194	$9.14	to	$9.22	$1,779	2.02%	0.60%	to	0.85%	4.69%	to	4.95%
December 31, 2022	145	$8.73	to	$8.79	$1,269	1.84%	0.60%	to	0.85%	-13.95%	to	-13.73%
December 31, 2021	110	$10.14	to	$10.19	$1,118	0.30%	0.60%	to	0.85%	-2.55%	to	-2.31%

	Vanguard VIF Total International Stock Market Index Portfolio
December 31, 2025	227	$15.75	to	$15.98	$3,594	2.88%	0.60%	to	0.85%	30.92%	to	31.25%
December 31, 2024	263	$12.03	to	$12.17	$3,182	2.84%	0.60%	to	0.85%	4.16%	to	4.42%
December 31, 2023	292	$11.55	to	$11.66	$3,385	2.65%	0.60%	to	0.85%	14.57%	to	14.85%
December 31, 2022	164	$10.08	to	$10.15	$1,661	2.57%	0.60%	to	0.85%	-16.73%	to	-16.52%
December 31, 2021	107	$12.10	to	$12.16	$1,297	0.55%	0.60%	to	0.85%	7.61%	to	7.88%
A146

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard VIF Total Stock Market Index Portfolio
December 31, 2025	123	$20.36	to	$20.66	$2,515	1.19%	0.60%	to	0.85%	15.94%	to	16.23%
December 31, 2024	137	$17.56	to	$17.78	$2,416	1.30%	0.60%	to	0.85%	22.66%	to	22.97%
December 31, 2023	140	$14.32	to	$14.46	$2,008	1.18%	0.60%	to	0.85%	24.89%	to	25.20%
December 31, 2022	174	$11.47	to	$11.55	$2,005	1.05%	0.60%	to	0.85%	-20.27%	to	-20.07%
December 31, 2021	100	$14.38	to	$14.45	$1,443	0.37%	0.60%	to	0.85%	24.57%	to	24.88%

	Vanguard VIF Balanced Portfolio
December 31, 2025	115	$16.03	to	$16.17	$1,852	2.10%	0.70%	to	0.85%	15.48%	to	15.65%
December 31, 2024	118	$13.88	to	$13.98	$1,648	2.18%	0.70%	to	0.85%	13.82%	to	14.00%
December 31, 2023	176	$12.20	to	$12.27	$2,150	2.01%	0.70%	to	0.85%	13.36%	to	13.53%
December 31, 2022	185	$10.76	to	$10.84	$1,990	1.83%	0.60%	to	0.85%	-15.03%	to	-14.82%
December 31, 2021	174	$12.66	to	$12.70	$2,203	0.15%	0.70%	to	0.85%	18.01%	to	18.18%

	Vanguard VIF Conservative Allocation Portfolio
December 31, 2025	15	$12.80	to	$12.88	$190	2.58%	0.75%	to	0.85%	11.77%	to	11.89%
December 31, 2024	15	$11.45	to	$11.51	$170	2.66%	0.75%	to	0.85%	6.57%	to	6.68%
December 31, 2023	24	$10.75	to	$10.79	$260	1.99%	0.75%	to	0.85%	11.56%	to	11.67%
December 31, 2022	41	$9.63	to	$9.66	$399	2.50%	0.75%	to	0.85%	-15.62%	to	-15.53%
December 31, 2021	40	$11.42	to	$11.44	$455	0.50%	0.75%	to	0.85%	5.09%	to	5.19%

	Vanguard VIF Growth Portfolio
December 31, 2025	41	$21.46	to	$21.78	$891	0.21%	0.60%	to	0.85%	15.89%	to	16.19%
December 31, 2024	44	$18.52	to	$18.74	$819	0.26%	0.60%	to	0.85%	32.00%	to	32.33%
December 31, 2023	43	$14.03	to	$14.16	$612	0.22%	0.60%	to	0.85%	38.95%	to	39.30%
December 31, 2022	40	$10.10	to	$10.17	$404	0.00%	0.60%	to	0.85%	-33.93%	to	-33.76%
December 31, 2021	31	$15.28	to	$15.35	$472	0.02%	0.60%	to	0.85%	16.86%	to	17.16%

	Vanguard VIF High Yield Bond Portfolio
December 31, 2025	39	$12.11	to	$12.29	$478	6.41%	0.60%	to	0.85%	8.26%	to	8.53%
December 31, 2024	42	$11.19	to	$11.33	$476	5.02%	0.60%	to	0.85%	5.54%	to	5.81%
December 31, 2023	34	$10.60	to	$10.70	$357	3.79%	0.60%	to	0.85%	10.72%	to	11.00%
December 31, 2022	22	$9.57	to	$9.64	$216	3.49%	0.60%	to	0.85%	-10.13%	to	-9.91%
December 31, 2021	16	$10.65	to	$10.70	$167	0.32%	0.60%	to	0.85%	2.80%	to	3.06%

	Vanguard VIF Moderate Allocation Portfolio
December 31, 2025	110	$14.56	to	$14.64	$1,609	2.52%	0.75%	to	0.85%	15.20%	to	15.32%
December 31, 2024	127	$12.64	to	$12.79	$1,607	2.32%	0.60%	to	0.85%	9.38%	to	9.66%
December 31, 2023	126	$11.55	to	$11.67	$1,468	2.06%	0.60%	to	0.85%	14.57%	to	14.86%
December 31, 2022	136	$10.08	to	$10.16	$1,383	1.93%	0.60%	to	0.85%	-16.64%	to	-16.43%
December 31, 2021	36	$12.10	to	$12.15	$433	0.90%	0.60%	to	0.85%	9.14%	to	9.41%

	Vanguard VIF Short-Term Investment Grade Portfolio
December 31, 2025	274	$11.07	to	$11.24	$3,051	4.06%	0.60%	to	0.85%	5.95%	to	6.21%
December 31, 2024	264	$10.45	to	$10.58	$2,770	3.70%	0.60%	to	0.85%	4.00%	to	4.26%
December 31, 2023	263	$10.05	to	$10.15	$2,656	1.93%	0.60%	to	0.85%	5.26%	to	5.52%
December 31, 2022	198	$9.55	to	$9.62	$1,900	1.49%	0.60%	to	0.85%	-6.52%	to	-6.29%
December 31, 2021	82	$10.21	to	$10.26	$835	0.74%	0.60%	to	0.85%	-1.30%	to	-1.05%

	American Funds IS® Asset Allocation Fund (Class 1)
December 31, 2025	314	$16.30	to	$16.55	$5,181	2.09%	0.60%	to	0.85%	15.17%	to	15.46%
December 31, 2024	355	$14.16	to	$14.33	$5,058	2.42%	0.60%	to	0.85%	15.74%	to	16.03%
December 31, 2023	363	$12.23	to	$12.35	$4,464	2.39%	0.60%	to	0.85%	13.58%	to	13.86%
December 31, 2022	484	$10.77	to	$10.85	$5,231	2.23%	0.60%	to	0.85%	-13.93%	to	-13.71%
December 31, 2021	439	$12.51	to	$12.57	$5,504	3.08%	0.60%	to	0.85%	14.42%	to	14.71%

	American Funds IS® Washington Mutual Investors Fund (Class 1)
December 31, 2025	118	$19.93	to	$20.23	$2,365	1.46%	0.60%	to	0.85%	16.50%	to	16.80%
December 31, 2024	121	$17.11	to	$17.32	$2,078	1.83%	0.60%	to	0.85%	18.38%	to	18.68%
December 31, 2023	136	$14.45	to	$14.59	$1,964	2.63%	0.60%	to	0.85%	16.66%	to	16.95%
December 31, 2022	87	$12.39	to	$12.48	$1,086	2.32%	0.60%	to	0.85%	-9.06%	to	-8.83%
December 31, 2021	65	$13.62	to	$13.66	$884	1.99%	0.70%	to	0.85%	27.03%	to	27.22%
A147

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS® The Bond Fund of America (Class 1)
December 31, 2025	175	$10.25	to	$10.41	$1,808	3.83%	0.60%	to	0.85%	6.49%	to	6.76%
December 31, 2024	272	$9.63	to	$9.75	$2,630	4.94%	0.60%	to	0.85%	0.63%	to	0.88%
December 31, 2023	180	$9.57	to	$9.66	$1,730	5.02%	0.60%	to	0.85%	4.32%	to	4.58%
December 31, 2022	82	$9.17	to	$9.24	$758	3.69%	0.60%	to	0.85%	-13.00%	to	-12.79%
December 31, 2021	49	$10.54	to	$10.59	$516	2.59%	0.60%	to	0.85%	-0.99%	to	-0.74%

	American Funds IS® Growth Fund (Class 1)
December 31, 2025	163	$25.19	to	$25.56	$4,135	0.23%	0.60%	to	0.85%	19.51%	to	19.81%
December 31, 2024	197	$21.08	to	$21.34	$4,175	0.57%	0.60%	to	0.85%	30.84%	to	31.17%
December 31, 2023	207	$16.11	to	$16.27	$3,350	0.70%	0.60%	to	0.85%	37.64%	to	37.98%
December 31, 2022	125	$11.71	to	$11.79	$1,470	0.57%	0.60%	to	0.85%	-30.35%	to	-30.18%
December 31, 2021	131	$16.81	to	$16.89	$2,203	0.63%	0.60%	to	0.85%	21.26%	to	21.56%

	American Funds IS® Growth-Income Fund (Class 1)
December 31, 2025	146	$20.52	to	$20.82	$3,008	1.00%	0.60%	to	0.85%	17.36%	to	17.66%
December 31, 2024	288	$17.48	to	$17.70	$5,069	1.39%	0.60%	to	0.85%	23.48%	to	23.79%
December 31, 2023	260	$14.16	to	$14.30	$3,707	1.77%	0.60%	to	0.85%	25.40%	to	25.71%
December 31, 2022	171	$11.29	to	$11.37	$1,937	1.65%	0.60%	to	0.85%	-17.00%	to	-16.79%
December 31, 2021	138	$13.60	to	$13.67	$1,880	2.03%	0.60%	to	0.85%	23.36%	to	23.67%

	American Funds IS® U.S. Government Securities Fund (Class 1)
December 31, 2025	90	$10.32	to	$10.47	$931	4.18%	0.60%	to	0.85%	7.09%	to	7.36%
December 31, 2024	112	$9.63	to	$9.75	$1,089	4.59%	0.60%	to	0.85%	0.12%	to	0.38%
December 31, 2023	116	$9.62	to	$9.72	$1,121	4.76%	0.60%	to	0.85%	2.34%	to	2.59%
December 31, 2022	61	$9.40	to	$9.47	$572	5.39%	0.60%	to	0.85%	-11.50%	to	-11.28%
December 31, 2021	34	$10.62	to	$10.67	$358	2.07%	0.60%	to	0.85%	-1.29%	to	-1.04%

	BlackRock Basic Value V.I. Fund (Class I)
December 31, 2025	60	$18.81	to	$19.09	$1,145	2.04%	0.25%	to	0.50%	23.76%	to	24.07%
December 31, 2024	78	$15.20	to	$15.38	$1,192	1.93%	0.25%	to	0.50%	9.82%	to	10.10%
December 31, 2023	99	$13.84	to	$13.97	$1,376	2.60%	0.25%	to	0.50%	16.03%	to	16.32%
December 31, 2022	47	$11.93	to	$12.01	$558	1.58%	0.25%	to	0.50%	-5.39%	to	-5.16%
December 31, 2021	42	$12.61	to	$12.66	$535	1.59%	0.25%	to	0.50%	21.07%	to	21.37%

	BlackRock Capital Appreciation V.I. Fund (Class I)
December 31, 2025	14	$21.07	to	$21.38	$288	0.00%	0.25%	to	0.50%	11.48%	to	11.76%
December 31, 2024	35	$18.90	to	$19.13	$673	0.00%	0.25%	to	0.50%	31.62%	to	31.95%
December 31, 2023	59	$14.36	to	$14.50	$855	0.00%	0.25%	to	0.50%	48.26%	to	48.63%
December 31, 2022	64	$9.68	to	$9.75	$624	0.00%	0.25%	to	0.50%	-37.95%	to	-37.79%
December 31, 2021	25	$15.61	to	$15.64	$391	0.00%	0.40%	to	0.50%	20.55%	to	20.67%

	BlackRock Equity Dividend V.I. Fund (Class I)
December 31, 2025	62	$17.60	to	$17.76	$1,094	2.01%	0.35%	to	0.50%	20.94%	to	21.12%
December 31, 2024	226	$14.56	to	$14.66	$3,317	2.57%	0.35%	to	0.50%	9.51%	to	9.67%
December 31, 2023	226	$13.29	to	$13.42	$3,024	2.08%	0.25%	to	0.50%	11.68%	to	11.96%
December 31, 2022	210	$11.90	to	$11.99	$2,509	1.68%	0.25%	to	0.50%	-4.33%	to	-4.09%
December 31, 2021	227	$12.44	to	$12.50	$2,838	1.89%	0.25%	to	0.50%	19.94%	to	20.24%

	BlackRock Global Allocation V.I. Fund (Class I)
December 31, 2025	94	$15.27	to	$15.50	$1,446	4.07%	0.25%	to	0.50%	19.20%	to	19.50%
December 31, 2024	80	$12.81	to	$12.97	$1,035	1.21%	0.25%	to	0.50%	8.68%	to	8.96%
December 31, 2023	139	$11.79	to	$11.90	$1,645	2.28%	0.25%	to	0.50%	12.27%	to	12.55%
December 31, 2022	145	$10.50	to	$10.57	$1,527	0.00%	0.25%	to	0.50%	-16.28%	to	-16.07%
December 31, 2021	100	$12.54	to	$12.60	$1,258	1.29%	0.25%	to	0.50%	6.14%	to	6.41%

	Dimensional VA Global Bond Portfolio
December 31, 2025	46	$10.29	to	$10.38	$480	4.21%	0.70%	to	0.85%	3.47%	to	3.62%
December 31, 2024	48	$9.94	to	$10.02	$478	8.47%	0.70%	to	0.85%	4.49%	to	4.64%
December 31, 2023	25	$9.52	to	$9.61	$242	2.88%	0.60%	to	0.85%	4.16%	to	4.43%
December 31, 2022	50	$9.14	to	$9.20	$463	1.58%	0.60%	to	0.85%	-7.13%	to	-6.89%
December 31, 2021	51	$9.84	to	$9.88	$500	1.22%	0.60%	to	0.85%	-1.88%	to	-1.64%
A148

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Dimensional VA Short-Term Fixed Portfolio
December 31, 2025	81	$10.88	to	$11.04	$891	4.27%	0.60%	to	0.85%	3.45%	to	3.71%
December 31, 2024	79	$10.51	to	$10.64	$835	5.00%	0.60%	to	0.85%	4.58%	to	4.85%
December 31, 2023	111	$10.05	to	$10.15	$1,121	3.50%	0.60%	to	0.85%	4.09%	to	4.35%
December 31, 2022	91	$9.66	to	$9.73	$885	1.36%	0.60%	to	0.85%	-1.99%	to	-1.75%
December 31, 2021	80	$9.85	to	$9.90	$788	0.01%	0.60%	to	0.85%	-1.03%	to	-0.78%

	Dimensional VA U.S. Large Value Portfolio
December 31, 2025	78	$16.79	to	$17.04	$1,318	1.90%	0.60%	to	0.85%	14.84%	to	15.13%
December 31, 2024	87	$14.62	to	$14.80	$1,271	2.14%	0.60%	to	0.85%	12.42%	to	12.70%
December 31, 2023	105	$13.01	to	$13.13	$1,375	2.63%	0.60%	to	0.85%	9.98%	to	10.26%
December 31, 2022	125	$11.83	to	$11.91	$1,480	2.54%	0.60%	to	0.85%	-5.68%	to	-5.45%
December 31, 2021	49	$12.54	to	$12.60	$620	2.67%	0.60%	to	0.85%	25.96%	to	26.28%

	Dimensional VA U.S. Targeted Value Portfolio
December 31, 2025	143	$19.50	to	$19.79	$2,821	1.89%	0.60%	to	0.85%	8.02%	to	8.29%
December 31, 2024	145	$18.05	to	$18.27	$2,636	2.02%	0.60%	to	0.85%	7.22%	to	7.49%
December 31, 2023	110	$16.83	to	$17.00	$1,867	2.02%	0.60%	to	0.85%	19.02%	to	19.32%
December 31, 2022	68	$14.14	to	$14.25	$962	1.72%	0.60%	to	0.85%	-5.02%	to	-4.79%
December 31, 2021	20	$14.89	to	$14.96	$302	3.03%	0.60%	to	0.85%	38.50%	to	38.84%

	Fidelity® VIP Balanced Portfolio (Initial Class)
December 31, 2025	122	$18.01	to	$18.27	$2,205	1.64%	0.25%	to	0.50%	14.63%	to	14.92%
December 31, 2024	135	$15.71	to	$15.90	$2,125	1.86%	0.25%	to	0.50%	15.34%	to	15.63%
December 31, 2023	116	$13.62	to	$13.75	$1,578	1.62%	0.25%	to	0.50%	20.92%	to	21.22%
December 31, 2022	232	$11.26	to	$11.34	$2,615	1.29%	0.25%	to	0.50%	-18.35%	to	-18.15%
December 31, 2021	312	$13.79	to	$13.86	$4,308	1.00%	0.25%	to	0.50%	17.67%	to	17.97%

	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class)
December 31, 2025	4	$18.78	to	$18.78	$67	0.07%	0.40%	to	0.40%	6.37%	to	6.37%
December 31, 2024	4	$17.65	to	$17.65	$64	0.04%	0.40%	to	0.40%	24.21%	to	24.21%
December 31, 2023	5	$14.21	to	$14.30	$66	0.03%	0.25%	to	0.40%	41.43%	to	41.64%
December 31, 2022	30	$10.02	to	$10.09	$307	0.00%	0.25%	to	0.50%	-34.96%	to	-34.80%
December 31, 2021	7	$15.41	to	$15.44	$112	0.00%	0.40%	to	0.50%	18.81%	to	18.93%

	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class)
December 31, 2025	51	$19.11	to	$19.39	$986	0.89%	0.25%	to	0.50%	16.79%	to	17.09%
December 31, 2024	39	$16.36	to	$16.44	$644	1.22%	0.40%	to	0.50%	16.29%	to	16.40%
December 31, 2023	30	$14.07	to	$14.21	$418	1.01%	0.25%	to	0.50%	20.36%	to	20.66%
December 31, 2022	52	$11.69	to	$11.78	$616	0.87%	0.25%	to	0.50%	-18.64%	to	-18.44%
December 31, 2021	29	$14.37	to	$14.44	$420	0.41%	0.25%	to	0.50%	20.05%	to	20.36%

	Fidelity® VIP Emerging Markets Portfolio (Initial Class)
December 31, 2025	188	$17.19	to	$17.45	$3,261	1.89%	0.25%	to	0.50%	40.50%	to	40.85%
December 31, 2024	212	$12.24	to	$12.39	$2,613	1.65%	0.25%	to	0.50%	9.48%	to	9.76%
December 31, 2023	148	$11.18	to	$11.29	$1,658	2.71%	0.25%	to	0.50%	9.11%	to	9.39%
December 31, 2022	109	$10.24	to	$10.32	$1,116	1.96%	0.25%	to	0.50%	-20.51%	to	-20.31%
December 31, 2021	76	$12.89	to	$12.95	$988	3.53%	0.25%	to	0.50%	-2.73%	to	-2.49%

	Fidelity® VIP Financials Portfolio (Initial Class)
December 31, 2025	17	$20.83	to	$20.95	$347	1.73%	0.40%	to	0.50%	14.60%	to	14.72%
December 31, 2024	20	$18.18	to	$18.27	$356	1.66%	0.40%	to	0.50%	32.06%	to	32.20%
December 31, 2023	24	$13.76	to	$13.90	$325	2.92%	0.25%	to	0.50%	14.16%	to	14.44%
December 31, 2022	35	$12.06	to	$12.14	$424	1.98%	0.25%	to	0.50%	-8.79%	to	-8.56%
December 31, 2021	8	$13.22	to	$13.24	$101	3.20%	0.40%	to	0.50%	32.53%	to	32.66%

	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class)
December 31, 2025	82	$13.34	to	$13.54	$1,105	7.26%	0.25%	to	0.50%	4.80%	to	5.06%
December 31, 2024	173	$12.73	to	$12.89	$2,213	8.14%	0.25%	to	0.50%	7.96%	to	8.23%
December 31, 2023	174	$11.79	to	$11.91	$2,066	7.90%	0.25%	to	0.50%	11.62%	to	11.89%
December 31, 2022	127	$10.56	to	$10.64	$1,344	4.52%	0.25%	to	0.50%	-1.01%	to	-0.76%
December 31, 2021	39	$10.67	to	$10.72	$415	5.09%	0.25%	to	0.50%	4.68%	to	4.95%

A149

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Fidelity® VIP Health Care Portfolio (Initial Class)
December 31, 2025	19	$13.98	to	$14.06	$262	0.35%	0.40%	to	0.50%	13.82%	to	13.94%
December 31, 2024	29	$12.28	to	$12.34	$352	0.00%	0.40%	to	0.50%	4.61%	to	4.71%
December 31, 2023	29	$11.74	to	$11.85	$340	0.00%	0.25%	to	0.50%	3.74%	to	4.00%
December 31, 2022	52	$11.31	to	$11.40	$588	0.00%	0.25%	to	0.50%	-12.85%	to	-12.63%
December 31, 2021	19	$12.98	to	$13.01	$248	0.01%	0.40%	to	0.50%	11.17%	to	11.29%

	Fidelity® VIP Industrials Portfolio (Initial Class)
December 31, 2025	15	$20.95	to	$21.26	$313	0.09%	0.25%	to	0.50%	23.89%	to	24.20%
December 31, 2024	15	$16.91	to	$17.12	$252	0.71%	0.25%	to	0.50%	23.02%	to	23.33%
December 31, 2023	11	$13.75	to	$13.88	$157	0.33%	0.25%	to	0.50%	22.64%	to	22.95%
December 31, 2022	34	$11.21	to	$11.29	$387	0.18%	0.25%	to	0.50%	-10.75%	to	-10.53%
December 31, 2021	3	$12.56	to	$12.58	$43	0.00%	0.40%	to	0.50%	16.50%	to	16.62%

	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class)
December 31, 2025	167	$15.62	to	$15.85	$2,616	0.90%	0.25%	to	0.50%	18.10%	to	18.39%
December 31, 2024	242	$13.22	to	$13.39	$3,210	1.02%	0.25%	to	0.50%	7.65%	to	7.92%
December 31, 2023	171	$12.28	to	$12.40	$2,105	0.59%	0.25%	to	0.50%	26.86%	to	27.18%
December 31, 2022	78	$9.68	to	$9.75	$760	0.33%	0.25%	to	0.50%	-26.76%	to	-26.58%
December 31, 2021	42	$13.22	to	$13.28	$558	0.00%	0.25%	to	0.50%	11.78%	to	12.06%

	Fidelity® VIP Mid Cap Portfolio (Initial Class)
December 31, 2025	127	$18.21	to	$18.48	$2,325	0.44%	0.25%	to	0.50%	11.19%	to	11.47%
December 31, 2024	129	$16.38	to	$16.58	$2,125	0.56%	0.25%	to	0.50%	16.90%	to	17.20%
December 31, 2023	140	$14.01	to	$14.14	$1,969	0.83%	0.25%	to	0.50%	14.50%	to	14.79%
December 31, 2022	76	$12.23	to	$12.32	$932	0.55%	0.25%	to	0.50%	-15.17%	to	-14.96%
December 31, 2021	40	$14.42	to	$14.49	$582	0.74%	0.25%	to	0.50%	24.97%	to	25.29%

	Fidelity® VIP Strategic Income Portfolio (Initial Class)
December 31, 2025	206	$11.92	to	$12.10	$2,476	3.75%	0.25%	to	0.50%	8.30%	to	8.58%
December 31, 2024	242	$11.01	to	$11.15	$2,683	3.86%	0.25%	to	0.50%	5.54%	to	5.81%
December 31, 2023	201	$10.43	to	$10.53	$2,102	6.92%	0.25%	to	0.50%	8.86%	to	9.14%
December 31, 2022	89	$9.58	to	$9.65	$859	6.24%	0.25%	to	0.50%	-11.70%	to	-11.48%
December 31, 2021	8	$10.85	to	$10.87	$90	5.99%	0.40%	to	0.50%	3.22%	to	3.32%

	Fidelity® VIP Technology Portfolio (Initial Class)
December 31, 2025	47	$31.65	to	$32.12	$1,502	0.00%	0.25%	to	0.50%	22.15%	to	22.46%
December 31, 2024	67	$25.91	to	$26.23	$1,748	0.00%	0.25%	to	0.50%	34.91%	to	35.25%
December 31, 2023	67	$19.21	to	$19.39	$1,295	0.16%	0.25%	to	0.50%	57.53%	to	57.92%
December 31, 2022	50	$12.19	to	$12.28	$616	0.00%	0.25%	to	0.50%	-36.18%	to	-36.02%
December 31, 2021	22	$19.10	to	$19.19	$421	0.00%	0.25%	to	0.50%	27.52%	to	27.84%

	Fidelity® VIP Utilities Portfolio (Initial Class)
December 31, 2025	18	$16.30	to	$16.54	$292	1.60%	0.25%	to	0.50%	13.54%	to	13.82%
December 31, 2024	41	$14.35	to	$14.53	$592	2.02%	0.25%	to	0.50%	28.35%	to	28.68%
December 31, 2023	37	$11.18	to	$11.23	$419	2.81%	0.40%	to	0.50%	-1.53%	to	-1.43%
December 31, 2022	15	$11.36	to	$11.39	$169	2.21%	0.40%	to	0.50%	4.90%	to	5.00%
December 31, 2021	2	$10.83	to	$10.85	$18	7.50%	0.40%	to	0.50%	16.91%	to	17.03%

	ClearBridge Variable Mid Cap Portfolio (Class I)
December 31, 2025	10	$13.55	to	$13.67	$137	0.27%	0.35%	to	0.50%	3.82%	to	3.98%
December 31, 2024	12	$13.05	to	$13.15	$156	0.60%	0.35%	to	0.50%	9.45%	to	9.62%
December 31, 2023	19	$11.92	to	$12.04	$232	0.12%	0.25%	to	0.50%	12.36%	to	12.64%
December 31, 2022	25	$10.61	to	$10.69	$269	0.39%	0.25%	to	0.50%	-25.69%	to	-25.50%
December 31, 2021	17	$14.28	to	$14.31	$239	0.03%	0.40%	to	0.50%	28.06%	to	28.19%

	ClearBridge Variable Small Cap Growth Portfolio (Class I)
December 31, 2025	85	$13.16	to	$13.35	$1,127	0.00%	0.25%	to	0.50%	8.69%	to	8.96%
December 31, 2024	99	$12.11	to	$12.25	$1,202	0.00%	0.25%	to	0.50%	3.98%	to	4.24%
December 31, 2023	89	$11.64	to	$11.76	$1,046	0.00%	0.25%	to	0.50%	7.86%	to	8.13%
December 31, 2022	67	$10.79	to	$10.87	$728	0.00%	0.25%	to	0.50%	-29.20%	to	-29.02%
December 31, 2021	60	$15.25	to	$15.32	$913	0.00%	0.25%	to	0.50%	12.05%	to	12.33%

A150

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Western Asset Core Plus VIT Portfolio (Class I)
December 31, 2025	78	$9.18	to	$9.77	$753	1.78%	0.25%	to	1.30%	6.35%	to	7.48%
December 31, 2024	307	$8.98	to	$9.09	$2,781	8.87%	0.25%	to	0.50%	-0.92%	to	-0.67%
December 31, 2023	280	$9.06	to	$9.15	$2,554	4.11%	0.25%	to	0.50%	6.28%	to	6.55%
December 31, 2022	240	$8.52	to	$8.56	$2,050	2.10%	0.35%	to	0.50%	-17.64%	to	-17.52%
December 31, 2021	229	$10.35	to	$10.38	$2,372	4.94%	0.35%	to	0.50%	-2.46%	to	-2.31%

	Western Asset Variable Global High Yield Bond Portfolio (Class I)
December 31, 2025	35	$11.66	to	$11.84	$408	6.15%	0.25%	to	0.50%	9.41%	to	9.68%
December 31, 2024	35	$10.66	to	$10.71	$379	6.75%	0.40%	to	0.50%	6.52%	to	6.63%
December 31, 2023	36	$10.01	to	$10.05	$364	17.89%	0.40%	to	0.50%	9.71%	to	9.82%
December 31, 2022	6	$9.12	to	$9.15	$53	6.52%	0.40%	to	0.50%	-14.15%	to	-14.07%
December 31, 2021	7	$10.63	to	$10.65	$73	5.24%	0.40%	to	0.50%	0.82%	to	0.92%

	MFS® Mid Cap Growth Series (Initial Class)
December 31, 2025	51	$14.58	to	$14.79	$749	0.00%	0.25%	to	0.50%	3.15%	to	3.40%
December 31, 2024	111	$14.13	to	$14.31	$1,569	0.00%	0.25%	to	0.50%	14.15%	to	14.43%
December 31, 2023	70	$12.38	to	$12.50	$869	0.00%	0.25%	to	0.50%	20.72%	to	21.02%
December 31, 2022	60	$10.26	to	$10.33	$613	0.00%	0.25%	to	0.50%	-29.05%	to	-28.88%
December 31, 2021	41	$14.46	to	$14.50	$600	0.00%	0.35%	to	0.50%	13.54%	to	13.71%

	MFS® International Intrinsic Value Portfolio (Initial Class)
December 31, 2025	64	$16.50	to	$16.74	$1,062	1.35%	0.25%	to	0.50%	32.59%	to	32.92%
December 31, 2024	111	$12.44	to	$12.60	$1,382	1.42%	0.25%	to	0.50%	6.71%	to	6.98%
December 31, 2023	118	$11.66	to	$11.77	$1,380	0.87%	0.25%	to	0.50%	17.07%	to	17.36%
December 31, 2022	33	$9.96	to	$10.03	$325	0.82%	0.25%	to	0.50%	-23.94%	to	-23.75%
December 31, 2021	17	$13.10	to	$13.12	$223	0.40%	0.40%	to	0.50%	10.00%	to	10.11%

	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)
December 31, 2025	6	$18.51	to	$18.68	$116	0.27%	0.35%	to	0.50%	9.35%	to	9.52%
December 31, 2024	8	$16.93	to	$17.05	$128	0.32%	0.35%	to	0.50%	15.68%	to	15.86%
December 31, 2023	12	$14.63	to	$14.72	$179	0.40%	0.35%	to	0.50%	23.39%	to	23.57%
December 31, 2022	5	$11.86	to	$11.91	$65	0.13%	0.35%	to	0.50%	-19.66%	to	-19.54%
December 31, 2021	2	$14.76	to	$14.76	$35	0.29%	0.50%	to	0.50%	25.34%	to	25.34%

	MFS® International Growth Portfolio (Service Class)
December 31, 2025	661	$17.44	to	$18.29	$11,758	0.80%	0.48%	to	1.30%	19.24%	to	20.23%
December 31, 2024	507	$14.63	to	$15.21	$7,541	0.88%	0.48%	to	1.30%	7.34%	to	8.24%
December 31, 2023	485	$13.63	to	$14.05	$6,705	0.97%	0.48%	to	1.30%	12.91%	to	13.85%
December 31, 2022	375	$12.07	to	$12.34	$4,575	0.47%	0.48%	to	1.30%	-16.28%	to	-15.59%
December 31, 2021	164	$14.42	to	$14.62	$2,399	0.43%	0.48%	to	1.30%	4.47%	to	8.47%

	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
December 31, 2025	210	$20.61	to	$21.06	$4,408	0.02%	0.48%	to	0.86%	8.66%	to	9.08%
December 31, 2024	209	$18.97	to	$19.31	$4,031	0.13%	0.48%	to	0.86%	14.98%	to	15.42%
December 31, 2023	169	$16.50	to	$16.73	$2,818	0.05%	0.48%	to	0.86%	22.65%	to	23.11%
December 31, 2022	93	$13.45	to	$13.59	$1,264	0.00%	0.48%	to	0.86%	-20.14%	to	-19.83%
December 31, 2021	50	$16.84	to	$16.95	$846	0.04%	0.48%	to	0.86%	24.58%	to	25.05%

	MFS® Technology Portfolio (Service Class)
December 31, 2025	916	$24.80	to	$25.35	$23,145	0.00%	0.48%	to	0.86%	15.28%	to	15.72%
December 31, 2024	983	$21.51	to	$21.90	$21,469	0.00%	0.48%	to	0.86%	35.27%	to	35.79%
December 31, 2023	1,099	$15.91	to	$16.13	$17,682	0.00%	0.48%	to	0.86%	52.50%	to	53.08%
December 31, 2022	993	$10.43	to	$10.54	$10,442	0.00%	0.48%	to	0.86%	-36.40%	to	-36.16%
December 31, 2021	829	$16.40	to	$16.51	$13,673	0.00%	0.48%	to	0.86%	12.45%	to	12.88%

	MFS® Investors Trust Series (Service Class)
December 31, 2025	24	$21.04	to	$21.50	$507	0.58%	0.48%	to	0.86%	12.35%	to	12.78%
December 31, 2024	26	$18.84	to	$19.06	$502	0.45%	0.48%	to	0.73%	18.35%	to	18.65%
December 31, 2023	25	$15.92	to	$16.07	$393	0.47%	0.48%	to	0.73%	17.80%	to	18.10%
December 31, 2022	30	$13.51	to	$13.60	$402	0.41%	0.48%	to	0.73%	-17.30%	to	-17.09%
December 31, 2021	32	$16.34	to	$16.41	$520	0.46%	0.48%	to	0.73%	25.58%	to	25.90%

A151

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Mid Cap Growth Series (Service Class)
December 31, 2025	663	$16.40	to	$16.76	$11,075	0.00%	0.48%	to	0.86%	2.51%	to	2.90%
December 31, 2024	610	$16.00	to	$16.29	$9,905	0.00%	0.48%	to	0.86%	13.46%	to	13.89%
December 31, 2023	608	$14.10	to	$14.30	$8,669	0.00%	0.48%	to	0.86%	19.94%	to	20.39%
December 31, 2022	559	$11.76	to	$11.88	$6,632	0.00%	0.48%	to	0.86%	-29.40%	to	-29.13%
December 31, 2021	467	$16.66	to	$16.77	$7,817	0.00%	0.48%	to	0.86%	12.90%	to	13.33%

	MFS® New Discovery Series (Service Class)
December 31, 2025	183	$15.56	to	$15.91	$2,903	0.00%	0.48%	to	0.86%	11.59%	to	12.02%
December 31, 2024	205	$13.95	to	$14.20	$2,906	0.00%	0.48%	to	0.86%	5.52%	to	5.92%
December 31, 2023	227	$13.22	to	$13.41	$3,040	0.00%	0.48%	to	0.86%	13.27%	to	13.71%
December 31, 2022	230	$11.67	to	$11.79	$2,708	0.00%	0.48%	to	0.86%	-30.60%	to	-30.33%
December 31, 2021	208	$16.81	to	$16.92	$3,508	0.00%	0.48%	to	0.86%	0.70%	to	1.09%

	MFS® Research Series (Service Class)
December 31, 2025	44	$20.79	to	$21.25	$930	0.16%	0.48%	to	0.86%	11.60%	to	12.03%
December 31, 2024	41	$18.63	to	$18.96	$782	0.40%	0.48%	to	0.86%	17.54%	to	17.99%
December 31, 2023	44	$15.85	to	$16.07	$709	0.28%	0.48%	to	0.86%	21.07%	to	21.54%
December 31, 2022	36	$13.09	to	$13.23	$477	0.19%	0.48%	to	0.86%	-18.14%	to	-17.83%
December 31, 2021	31	$15.99	to	$16.09	$494	0.37%	0.48%	to	0.86%	23.44%	to	23.92%

	MFS® Total Return Bond Series (Service Class)
December 31, 2025	2,791	$9.96	to	$10.44	$28,400	4.22%	0.48%	to	1.30%	5.55%	to	6.43%
December 31, 2024	2,528	$9.43	to	$9.81	$24,328	4.14%	0.48%	to	1.30%	0.99%	to	1.84%
December 31, 2023	2,383	$9.34	to	$9.63	$22,616	3.21%	0.48%	to	1.30%	5.74%	to	6.62%
December 31, 2022	2,032	$8.83	to	$9.03	$18,161	2.72%	0.48%	to	1.30%	-15.30%	to	-14.59%
December 31, 2021	1,053	$10.43	to	$10.58	$11,112	2.64%	0.48%	to	1.30%	-1.92%	to	-0.45%

	MFS® Total Return Series (Service Class)
December 31, 2025	2,138	$15.15	to	$15.80	$32,726	2.56%	0.48%	to	1.30%	9.47%	to	10.38%
December 31, 2024	1,947	$13.84	to	$14.32	$27,187	2.33%	0.48%	to	1.30%	6.06%	to	6.94%
December 31, 2023	1,796	$13.05	to	$13.39	$23,620	1.88%	0.48%	to	1.30%	8.79%	to	9.69%
December 31, 2022	1,503	$11.99	to	$12.21	$18,134	1.80%	0.48%	to	1.30%	-11.01%	to	-10.27%
December 31, 2021	511	$13.48	to	$13.60	$6,941	1.79%	0.48%	to	1.30%	4.19%	to	13.29%

	MFS® Utilities Series (Service Class)
December 31, 2025	497	$16.58	to	$16.94	$8,394	2.76%	0.48%	to	0.86%	13.77%	to	14.21%
December 31, 2024	462	$14.57	to	$14.84	$6,838	2.09%	0.48%	to	0.86%	10.38%	to	10.81%
December 31, 2023	521	$13.20	to	$13.39	$6,958	3.25%	0.48%	to	0.86%	-3.17%	to	-2.80%
December 31, 2022	600	$13.63	to	$13.77	$8,254	2.44%	0.48%	to	0.86%	-0.38%	to	0.00%
December 31, 2021	295	$13.69	to	$13.77	$4,054	1.61%	0.48%	to	0.86%	12.84%	to	13.28%

	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2)
December 31, 2025	942	$21.21	to	$21.65	$20,336	0.00%	0.48%	to	0.86%	20.15%	to	20.61%
December 31, 2024	648	$17.65	to	$17.95	$11,602	0.03%	0.48%	to	0.86%	32.30%	to	32.80%
December 31, 2023	638	$13.34	to	$13.52	$8,606	0.28%	0.48%	to	0.86%	31.98%	to	32.48%
December 31, 2022	654	$10.11	to	$10.20	$6,667	0.33%	0.48%	to	0.86%	-27.12%	to	-26.84%
December 31, 2021	415	$13.87	to	$13.95	$5,777	0.01%	0.48%	to	0.86%	26.42%	to	26.90%

	American Funds IS® Asset Allocation Fund (Class 4)
December 31, 2025	2,437	$15.79	to	$16.12	$39,082	1.88%	0.48%	to	0.86%	14.60%	to	15.04%
December 31, 2024	2,336	$13.78	to	$14.02	$32,584	1.93%	0.48%	to	0.86%	15.11%	to	15.55%
December 31, 2023	2,550	$11.97	to	$12.13	$30,800	2.21%	0.48%	to	0.86%	13.05%	to	13.48%
December 31, 2022	2,126	$10.59	to	$10.69	$22,655	1.67%	0.48%	to	0.86%	-14.40%	to	-14.08%
December 31, 2021	2,036	$12.37	to	$12.44	$25,283	1.72%	0.48%	to	0.86%	13.85%	to	14.29%

	American Funds IS® Washington Mutual Investors Fund (Class 4)
December 31, 2025	700	$20.14	to	$20.55	$14,332	1.30%	0.48%	to	0.86%	15.89%	to	16.34%
December 31, 2024	654	$17.37	to	$17.67	$11,515	1.50%	0.48%	to	0.86%	17.83%	to	18.28%
December 31, 2023	624	$14.75	to	$14.94	$9,309	1.72%	0.48%	to	0.86%	15.97%	to	16.41%
December 31, 2022	641	$12.72	to	$12.83	$8,216	1.95%	0.48%	to	0.86%	-9.47%	to	-9.12%
December 31, 2021	408	$14.05	to	$14.12	$5,754	1.76%	0.48%	to	0.86%	26.42%	to	26.90%

A152

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Funds IS® The Bond Fund of America (Class 4)
December 31, 2025	1,368	$9.51	to	$9.71	$13,226	4.35%	0.48%	to	0.86%	6.06%	to	6.47%
December 31, 2024	1,152	$8.97	to	$9.12	$10,474	4.12%	0.48%	to	0.86%	0.10%	to	0.49%
December 31, 2023	1,091	$8.96	to	$9.07	$9,880	3.55%	0.48%	to	0.86%	3.83%	to	4.22%
December 31, 2022	905	$8.63	to	$8.71	$7,862	2.95%	0.48%	to	0.86%	-13.50%	to	-13.17%
December 31, 2021	606	$9.97	to	$10.03	$6,067	1.62%	0.48%	to	0.86%	-1.44%	to	-1.06%

	American Funds IS® Capital World Growth and Income Fund (Class 4)
December 31, 2025	553	$17.49	to	$17.86	$9,841	1.32%	0.48%	to	0.86%	23.39%	to	23.86%
December 31, 2024	477	$14.18	to	$14.42	$6,858	1.58%	0.48%	to	0.86%	12.71%	to	13.15%
December 31, 2023	423	$12.58	to	$12.74	$5,377	1.79%	0.48%	to	0.86%	19.62%	to	20.07%
December 31, 2022	392	$10.51	to	$10.61	$4,150	2.35%	0.48%	to	0.86%	-18.28%	to	-17.97%
December 31, 2021	282	$12.87	to	$12.93	$3,641	2.36%	0.48%	to	0.86%	13.48%	to	13.91%

	American Funds IS® Global Small Capitalization Fund (Class 4)
December 31, 2025	245	$12.05	to	$12.30	$3,001	0.22%	0.48%	to	0.86%	13.35%	to	13.78%
December 31, 2024	206	$10.63	to	$10.81	$2,221	0.84%	0.48%	to	0.86%	1.24%	to	1.63%
December 31, 2023	203	$10.50	to	$10.64	$2,161	0.03%	0.48%	to	0.86%	14.79%	to	15.23%
December 31, 2022	180	$9.15	to	$9.23	$1,658	0.00%	0.48%	to	0.86%	-30.29%	to	-30.03%
December 31, 2021	156	$13.15	to	$13.19	$2,052	0.00%	0.48%	to	0.73%	5.65%	to	5.92%

	American Funds IS® Growth Fund (Class 4)
December 31, 2025	2,008	$21.66	to	$22.11	$44,258	0.12%	0.48%	to	0.86%	18.90%	to	19.35%
December 31, 2024	1,636	$18.22	to	$18.53	$30,231	0.17%	0.48%	to	0.86%	30.16%	to	30.66%
December 31, 2023	1,544	$14.00	to	$14.18	$21,844	0.18%	0.48%	to	0.86%	36.95%	to	37.48%
December 31, 2022	1,356	$10.22	to	$10.31	$13,961	0.11%	0.48%	to	0.86%	-30.71%	to	-30.45%
December 31, 2021	895	$14.75	to	$14.83	$13,257	0.05%	0.48%	to	0.86%	20.64%	to	21.10%

	American Funds IS® Growth-Income Fund (Class 4)
December 31, 2025	721	$20.04	to	$20.46	$14,690	0.77%	0.48%	to	0.86%	16.76%	to	17.21%
December 31, 2024	620	$17.17	to	$17.46	$10,787	0.96%	0.48%	to	0.86%	22.85%	to	23.32%
December 31, 2023	583	$13.97	to	$14.16	$8,234	1.27%	0.48%	to	0.86%	24.75%	to	25.22%
December 31, 2022	493	$11.20	to	$11.30	$5,564	1.19%	0.48%	to	0.86%	-17.42%	to	-17.10%
December 31, 2021	384	$13.56	to	$13.64	$5,228	1.36%	0.48%	to	0.86%	22.74%	to	23.21%

	American Funds IS® International Fund (Class 4)
December 31, 2025	339	$13.39	to	$13.67	$4,621	1.39%	0.48%	to	0.86%	25.32%	to	25.80%
December 31, 2024	245	$10.68	to	$10.86	$2,653	0.99%	0.48%	to	0.86%	2.04%	to	2.43%
December 31, 2023	253	$10.47	to	$10.61	$2,683	1.15%	0.48%	to	0.86%	14.57%	to	15.00%
December 31, 2022	227	$9.17	to	$9.22	$2,089	1.71%	0.48%	to	0.73%	-21.60%	to	-21.40%
December 31, 2021	152	$11.69	to	$11.73	$1,786	3.69%	0.48%	to	0.73%	-2.43%	to	-2.18%

	American Funds IS® New World Fund (Class 4)
December 31, 2025	306	$14.60	to	$14.91	$4,542	0.97%	0.48%	to	0.86%	26.83%	to	27.31%
December 31, 2024	283	$11.51	to	$11.71	$3,306	1.18%	0.48%	to	0.86%	5.41%	to	5.82%
December 31, 2023	290	$10.92	to	$11.07	$3,199	1.24%	0.48%	to	0.86%	14.68%	to	15.12%
December 31, 2022	300	$9.53	to	$9.61	$2,875	1.19%	0.48%	to	0.86%	-22.92%	to	-22.63%
December 31, 2021	220	$12.36	to	$12.42	$2,725	0.82%	0.48%	to	0.86%	3.73%	to	4.13%

	BlackRock Advantage Large Cap Core V.I. Fund (Class III)
December 31, 2025	339	$20.75	to	$20.98	$7,086	0.26%	0.48%	to	0.68%	18.91%	to	19.15%
December 31, 2024	323	$17.41	to	$17.61	$5,669	0.45%	0.48%	to	0.73%	24.19%	to	24.51%
December 31, 2023	290	$14.02	to	$14.14	$4,097	0.63%	0.48%	to	0.73%	23.99%	to	24.30%
December 31, 2022	355	$11.27	to	$11.38	$4,032	0.78%	0.48%	to	0.86%	-20.84%	to	-20.54%
December 31, 2021	286	$14.24	to	$14.32	$4,093	0.09%	0.48%	to	0.86%	26.96%	to	27.45%

	BlackRock Advantage Large Cap Value V.I. Fund (Class III)
December 31, 2025	233	$19.35	to	$19.75	$4,588	1.14%	0.48%	to	0.86%	16.98%	to	17.43%
December 31, 2024	266	$16.64	to	$16.82	$4,462	1.41%	0.48%	to	0.73%	15.27%	to	15.57%
December 31, 2023	249	$14.43	to	$14.56	$3,621	1.44%	0.48%	to	0.73%	12.54%	to	12.83%
December 31, 2022	238	$12.82	to	$12.90	$3,071	1.81%	0.48%	to	0.73%	-9.08%	to	-8.85%
December 31, 2021	90	$14.10	to	$14.15	$1,270	1.84%	0.48%	to	0.73%	25.30%	to	25.61%

A153

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	BlackRock Basic Value V.I. Fund (Class III)
December 31, 2025	146	$20.09	to	$20.51	$2,979	2.08%	0.48%	to	0.86%	22.97%	to	23.45%
December 31, 2024	116	$16.43	to	$16.62	$1,922	1.45%	0.48%	to	0.73%	9.25%	to	9.52%
December 31, 2023	163	$15.07	to	$15.17	$2,467	1.46%	0.48%	to	0.68%	15.45%	to	15.68%
December 31, 2022	166	$13.05	to	$13.11	$2,172	1.33%	0.48%	to	0.68%	-5.77%	to	-5.58%
December 31, 2021	80	$13.85	to	$13.89	$1,116	1.53%	0.48%	to	0.68%	20.51%	to	20.76%

	BlackRock Capital Appreciation V.I. Fund (Class III)
December 31, 2025	293	$18.28	to	$18.66	$5,457	0.00%	0.48%	to	0.86%	10.81%	to	11.24%
December 31, 2024	259	$16.50	to	$16.78	$4,337	0.00%	0.48%	to	0.86%	30.79%	to	31.30%
December 31, 2023	265	$12.61	to	$12.78	$3,379	0.00%	0.48%	to	0.86%	47.32%	to	47.88%
December 31, 2022	180	$8.56	to	$8.64	$1,553	0.00%	0.48%	to	0.86%	-38.35%	to	-38.11%
December 31, 2021	160	$13.91	to	$13.96	$2,228	0.00%	0.48%	to	0.73%	20.01%	to	20.31%

	BlackRock Equity Dividend V.I. Fund (Class III)
December 31, 2025	325	$18.53	to	$18.92	$6,130	2.08%	0.48%	to	0.86%	20.28%	to	20.74%
December 31, 2024	280	$15.50	to	$15.67	$4,374	2.21%	0.48%	to	0.73%	8.90%	to	9.18%
December 31, 2023	335	$14.23	to	$14.35	$4,802	1.81%	0.48%	to	0.73%	11.18%	to	11.45%
December 31, 2022	310	$12.80	to	$12.88	$3,983	1.51%	0.48%	to	0.73%	-4.80%	to	-4.56%
December 31, 2021	208	$13.45	to	$13.49	$2,807	1.32%	0.48%	to	0.73%	19.42%	to	19.72%

	BlackRock Large Cap Focus Growth V.I. Fund (Class III)
December 31, 2025	433	$17.71	to	$18.08	$7,799	0.00%	0.48%	to	0.86%	10.52%	to	10.95%
December 31, 2024	457	$16.03	to	$16.30	$7,423	0.00%	0.48%	to	0.86%	30.25%	to	30.75%
December 31, 2023	542	$12.31	to	$12.47	$6,735	0.00%	0.48%	to	0.86%	51.16%	to	51.74%
December 31, 2022	231	$8.17	to	$8.21	$1,898	0.00%	0.48%	to	0.73%	-38.70%	to	-38.55%
December 31, 2021	159	$13.32	to	$13.37	$2,121	0.00%	0.48%	to	0.73%	16.92%	to	17.22%

	Fidelity® VIP Balanced Portfolio (Service Class 2)
December 31, 2025	2,137	$16.62	to	$16.97	$36,113	1.61%	0.48%	to	0.86%	13.97%	to	14.40%
December 31, 2024	2,218	$14.58	to	$14.83	$32,780	1.75%	0.48%	to	0.86%	14.63%	to	15.07%
December 31, 2023	2,121	$12.72	to	$12.89	$27,267	1.61%	0.48%	to	0.86%	20.19%	to	20.65%
December 31, 2022	1,855	$10.58	to	$10.68	$19,782	1.09%	0.48%	to	0.86%	-18.89%	to	-18.58%
December 31, 2021	1,435	$13.05	to	$13.12	$18,796	0.90%	0.48%	to	0.86%	16.98%	to	17.42%

	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2)
December 31, 2025	1,096	$19.97	to	$20.38	$22,288	0.00%	0.48%	to	0.86%	20.59%	to	21.05%
December 31, 2024	1,141	$16.56	to	$16.84	$19,169	0.00%	0.48%	to	0.86%	37.36%	to	37.89%
December 31, 2023	1,194	$12.06	to	$12.21	$14,555	0.00%	0.48%	to	0.86%	44.06%	to	44.61%
December 31, 2022	1,170	$8.37	to	$8.44	$9,872	0.00%	0.48%	to	0.86%	-38.85%	to	-38.61%
December 31, 2021	861	$13.68	to	$13.76	$11,832	0.00%	0.48%	to	0.86%	10.71%	to	11.13%

	Fidelity® VIP Health Care Portfolio (Service Class 2)
December 31, 2025	763	$12.63	to	$12.90	$9,813	0.17%	0.48%	to	0.86%	13.12%	to	13.55%
December 31, 2024	795	$11.17	to	$11.36	$9,005	0.00%	0.48%	to	0.86%	3.95%	to	4.35%
December 31, 2023	858	$10.74	to	$10.88	$9,318	0.00%	0.48%	to	0.86%	3.12%	to	3.51%
December 31, 2022	832	$10.42	to	$10.51	$8,730	0.00%	0.48%	to	0.86%	-13.37%	to	-13.04%
December 31, 2021	623	$12.03	to	$12.09	$7,524	0.03%	0.48%	to	0.86%	10.49%	to	10.91%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2025	3,735	$7.43	to	$8.11	$29,112	0.00%	1.15%	to	2.95%	5.62%	to	7.48%
December 31, 2024	4,328	$7.03	to	$7.50	$31,618	0.00%	1.30%	to	2.95%	-3.49%	to	-1.91%
December 31, 2023	6,218	$7.29	to	$7.65	$46,458	0.00%	1.30%	to	2.95%	2.15%	to	3.81%
December 31, 2022	7,149	$7.13	to	$7.37	$51,878	0.00%	1.30%	to	2.95%	-22.46%	to	-21.19%
December 31, 2021	4,353	$9.20	to	$9.35	$40,391	0.00%	1.30%	to	2.95%	-7.99%	to	-6.50%

	PSF Global Portfolio (Class III) (available April 26, 2021)
December 31, 2025	114	$13.85	to	$14.10	$1,609	0.00%	0.48%	to	0.86%	20.69%	to	21.15%
December 31, 2024	103	$11.48	to	$11.64	$1,200	0.00%	0.48%	to	0.86%	13.88%	to	14.32%
December 31, 2023	100	$10.08	to	$10.18	$1,022	0.00%	0.48%	to	0.86%	18.26%	to	18.72%
December 31, 2022	66	$8.52	to	$8.58	$568	0.00%	0.48%	to	0.86%	-19.70%	to	-19.39%
December 31, 2021	15	$10.63	to	$10.64	$160	0.00%	0.48%	to	0.66%	6.00%	to	6.13%

A154

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF Mid-Cap Growth Portfolio (Class III) (merged April 11, 2025)
December 31, 2025	—	$8.82	to	$8.95	$—	0.00%	0.48%	to	0.86%	-13.41%	to	-13.32%
December 31, 2024	208	$10.18	to	$10.33	$2,139	0.00%	0.48%	to	0.86%	12.96%	to	13.39%
December 31, 2023	158	$9.02	to	$9.11	$1,440	0.00%	0.48%	to	0.86%	22.18%	to	22.65%
December 31, 2022	112	$7.40	to	$7.43	$835	0.00%	0.48%	to	0.73%	-27.69%	to	-27.51%
December 31, 2021	49	$10.23	to	$10.24	$498	0.00%	0.48%	to	0.68%	1.12%	to	1.26%

	PSF Natural Resources Portfolio (Class III) (merged April 11, 2025)
December 31, 2025	—	$12.91	to	$13.11	$—	0.00%	0.48%	to	0.86%	-6.45%	to	-6.35%
December 31, 2024	1,183	$13.80	to	$14.00	$16,514	0.00%	0.48%	to	0.86%	3.20%	to	3.60%
December 31, 2023	1,489	$13.37	to	$13.51	$20,075	0.00%	0.48%	to	0.86%	0.88%	to	1.26%
December 31, 2022	369	$13.26	to	$13.34	$4,919	0.00%	0.48%	to	0.86%	20.83%	to	21.29%
December 31, 2021	59	$10.99	to	$11.00	$647	0.00%	0.48%	to	0.68%	8.26%	to	8.41%

	PSF PGIM 50/50 Balanced Portfolio (Class III) (available April 26, 2021)
December 31, 2025	656	$12.79	to	$13.02	$8,509	0.00%	0.48%	to	0.86%	10.92%	to	11.35%
December 31, 2024	584	$11.59	to	$11.70	$6,817	0.00%	0.48%	to	0.73%	11.90%	to	12.18%
December 31, 2023	548	$10.35	to	$10.43	$5,702	0.00%	0.48%	to	0.73%	14.33%	to	14.61%
December 31, 2022	554	$9.06	to	$9.10	$5,031	0.00%	0.48%	to	0.73%	-15.52%	to	-15.31%
December 31, 2021	170	$10.72	to	$10.74	$1,829	0.00%	0.48%	to	0.68%	7.17%	to	7.31%

	PSF PGIM Flexible Managed Portfolio (Class III) (available April 26, 2021)
December 31, 2025	11,066	$13.53	to	$14.54	$152,263	0.00%	0.48%	to	0.86%	11.90%	to	12.32%
December 31, 2024	14,451	$12.09	to	$12.97	$177,202	0.00%	0.48%	to	0.86%	14.24%	to	14.68%
December 31, 2023	17,568	$10.58	to	$11.34	$188,033	0.00%	0.48%	to	0.86%	14.19%	to	17.09%
December 31, 2022	300	$9.07	to	$9.13	$2,739	0.00%	0.48%	to	0.86%	-15.64%	to	-15.32%
December 31, 2021	148	$10.77	to	$10.78	$1,591	0.00%	0.48%	to	0.68%	7.54%	to	7.69%

	PSF PGIM Government Income Portfolio (Class III) (merged April 25, 2025)
December 31, 2025	—	$8.98	to	$9.12	$—	0.00%	0.48%	to	0.86%	2.72%	to	2.85%
December 31, 2024	234	$8.79	to	$8.87	$2,072	0.00%	0.48%	to	0.73%	-0.03%	to	0.22%
December 31, 2023	302	$8.79	to	$8.85	$2,669	0.00%	0.48%	to	0.73%	4.11%	to	4.37%
December 31, 2022	170	$8.44	to	$8.48	$1,442	0.00%	0.48%	to	0.73%	-14.32%	to	-14.10%
December 31, 2021	23	$9.85	to	$9.87	$222	0.00%	0.48%	to	0.68%	-1.38%	to	-1.24%

	PSF PGIM High Yield Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2025	1,066	$11.60	to	$11.81	$12,557	0.00%	0.48%	to	0.86%	7.77%	to	8.19%
December 31, 2024	1,038	$10.76	to	$10.91	$11,301	0.00%	0.48%	to	0.86%	7.27%	to	7.69%
December 31, 2023	900	$10.03	to	$10.13	$9,102	0.00%	0.48%	to	0.86%	10.57%	to	10.99%
December 31, 2022	744	$9.07	to	$9.13	$6,786	0.00%	0.48%	to	0.86%	-12.17%	to	-11.84%
December 31, 2021	413	$10.33	to	$10.36	$4,280	0.00%	0.48%	to	0.86%	3.13%	to	3.40%

	PSF PGIM Jennison Blend Portfolio (Class III) (available April 26, 2021)
December 31, 2025	1,274	$15.77	to	$16.05	$20,371	0.00%	0.48%	to	0.86%	17.21%	to	17.66%
December 31, 2024	202	$13.52	to	$13.64	$2,742	0.00%	0.48%	to	0.73%	25.07%	to	25.39%
December 31, 2023	197	$10.81	to	$10.88	$2,139	0.00%	0.48%	to	0.73%	31.23%	to	31.56%
December 31, 2022	76	$8.24	to	$8.27	$631	0.00%	0.48%	to	0.73%	-25.83%	to	-25.64%
December 31, 2021	41	$11.10	to	$11.12	$454	0.00%	0.48%	to	0.73%	10.14%	to	10.33%

	PSF PGIM Jennison Growth Portfolio (Class III) (available April 26, 2021)
December 31, 2025	1,104	$15.12	to	$15.39	$16,954	0.00%	0.48%	to	0.86%	13.00%	to	13.43%
December 31, 2024	933	$13.38	to	$13.57	$12,642	0.00%	0.48%	to	0.86%	29.42%	to	29.91%
December 31, 2023	891	$10.34	to	$10.45	$9,290	0.00%	0.48%	to	0.86%	51.81%	to	52.39%
December 31, 2022	638	$6.83	to	$6.85	$4,366	0.00%	0.48%	to	0.73%	-38.21%	to	-38.05%
December 31, 2021	336	$11.05	to	$11.06	$3,715	0.00%	0.48%	to	0.73%	9.18%	to	9.37%

	PSF PGIM Jennison Value Portfolio (Class III) (available April 26, 2021)
December 31, 2025	413	$15.86	to	$16.15	$6,659	0.00%	0.48%	to	0.86%	15.59%	to	16.03%
December 31, 2024	321	$13.79	to	$13.92	$4,464	0.00%	0.48%	to	0.73%	19.76%	to	20.07%
December 31, 2023	221	$11.51	to	$11.59	$2,563	0.00%	0.48%	to	0.73%	14.08%	to	14.37%
December 31, 2022	180	$10.09	to	$10.13	$1,822	0.00%	0.48%	to	0.73%	-8.79%	to	-8.56%
December 31, 2021	70	$11.07	to	$11.08	$774	0.00%	0.48%	to	0.68%	10.43%	to	10.58%

A155

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF PGIM Total Return Bond Portfolio (Class III) (available April 26, 2021)
December 31, 2025	2,172	$9.82	to	$10.00	$21,645	0.00%	0.48%	to	0.86%	6.61%	to	7.02%
December 31, 2024	1,539	$9.26	to	$9.34	$14,348	0.00%	0.48%	to	0.73%	1.92%	to	2.18%
December 31, 2023	1,008	$9.08	to	$9.14	$9,203	0.00%	0.48%	to	0.73%	6.30%	to	6.57%
December 31, 2022	724	$8.54	to	$8.58	$6,204	0.00%	0.48%	to	0.73%	-15.71%	to	-15.50%
December 31, 2021	386	$10.14	to	$10.16	$3,917	0.00%	0.48%	to	0.73%	1.38%	to	1.56%

	PSF Small-Cap Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2025	1,091	$11.00	to	$11.19	$12,191	0.00%	0.48%	to	0.86%	4.52%	to	4.92%
December 31, 2024	956	$10.52	to	$10.67	$10,187	0.00%	0.48%	to	0.86%	7.15%	to	7.56%
December 31, 2023	900	$9.82	to	$9.92	$8,915	0.00%	0.48%	to	0.86%	14.45%	to	14.89%
December 31, 2022	831	$8.58	to	$8.63	$7,167	0.00%	0.48%	to	0.86%	-17.30%	to	-16.98%
December 31, 2021	472	$10.37	to	$10.40	$4,903	0.00%	0.48%	to	0.86%	3.20%	to	3.47%

	PSF Stock Index Portfolio (Class III) (available April 26, 2021)
December 31, 2025	3,725	$16.43	to	$16.72	$62,147	0.00%	0.48%	to	0.86%	16.26%	to	16.71%
December 31, 2024	3,254	$14.13	to	$14.33	$46,545	0.00%	0.48%	to	0.86%	23.26%	to	23.73%
December 31, 2023	2,717	$11.46	to	$11.58	$31,430	0.00%	0.48%	to	0.86%	24.52%	to	25.00%
December 31, 2022	2,070	$9.21	to	$9.27	$19,160	0.00%	0.48%	to	0.86%	-19.24%	to	-18.93%
December 31, 2021	1,037	$11.40	to	$11.43	$11,846	0.00%	0.48%	to	0.86%	13.80%	to	14.10%

	PSF PGIM Government Income Portfolio (Class I) (merged April 25, 2025)
December 31, 2025	—	$9.34	to	$9.41	$—	0.00%	0.35%	to	0.50%	2.88%	to	2.93%
December 31, 2024	52	$9.08	to	$9.14	$476	0.00%	0.35%	to	0.50%	0.51%	to	0.66%
December 31, 2023	56	$9.03	to	$9.07	$507	0.00%	0.40%	to	0.50%	4.57%	to	4.68%
December 31, 2022	46	$8.64	to	$8.66	$398	0.00%	0.40%	to	0.50%	-13.88%	to	-13.80%
December 31, 2021	25	$10.03	to	$10.05	$255	0.00%	0.40%	to	0.50%	-3.65%	to	-3.56%

	Fidelity® VIP High Income Portfolio (Initial Class)
December 31, 2025	29	$12.20	to	$12.38	$359	5.45%	0.25%	to	0.50%	9.81%	to	10.09%
December 31, 2024	45	$11.11	to	$11.24	$507	6.37%	0.25%	to	0.50%	8.43%	to	8.70%
December 31, 2023	35	$10.24	to	$10.34	$361	10.83%	0.25%	to	0.50%	9.93%	to	10.20%
December 31, 2022	9	$9.32	to	$9.35	$81	4.01%	0.40%	to	0.50%	-11.82%	to	-11.73%
December 31, 2021	9	$10.57	to	$10.59	$100	13.90%	0.40%	to	0.50%	3.89%	to	3.99%

	MFS® Investors Trust Series (Initial Class)
December 31, 2025	33	$18.40	to	$18.56	$615	1.60%	0.35%	to	0.50%	13.00%	to	13.17%
December 31, 2024	41	$16.28	to	$16.40	$668	0.70%	0.35%	to	0.50%	18.92%	to	19.10%
December 31, 2023	43	$13.69	to	$13.77	$584	0.70%	0.35%	to	0.50%	18.39%	to	18.56%
December 31, 2022	48	$11.56	to	$11.61	$554	0.70%	0.35%	to	0.50%	-16.91%	to	-16.78%
December 31, 2021	50	$13.92	to	$13.96	$700	0.89%	0.35%	to	0.50%	26.18%	to	26.37%

	MFS® Utilities Series (Initial Class)
December 31, 2025	25	$13.85	to	$14.05	$344	2.48%	0.25%	to	0.50%	14.43%	to	14.72%
December 31, 2024	49	$12.10	to	$12.25	$592	2.11%	0.25%	to	0.50%	11.10%	to	11.38%
December 31, 2023	59	$10.89	to	$11.00	$648	4.34%	0.25%	to	0.50%	-2.60%	to	-2.35%
December 31, 2022	33	$11.21	to	$11.26	$368	3.70%	0.25%	to	0.40%	0.35%	to	0.50%
December 31, 2021	7	$11.17	to	$11.17	$76	2.85%	0.40%	to	0.40%	13.64%	to	13.64%

	MFS® Value Series (Initial Class)
December 31, 2025	99	$15.93	to	$16.16	$1,586	1.53%	0.25%	to	0.50%	12.45%	to	12.73%
December 31, 2024	111	$14.16	to	$14.34	$1,578	1.61%	0.25%	to	0.50%	11.05%	to	11.33%
December 31, 2023	121	$12.75	to	$12.88	$1,548	1.68%	0.25%	to	0.50%	7.39%	to	7.66%
December 31, 2022	58	$11.88	to	$11.96	$691	1.26%	0.25%	to	0.50%	-6.38%	to	-6.14%
December 31, 2021	66	$12.69	to	$12.74	$834	1.53%	0.25%	to	0.50%	24.83%	to	25.14%

	Vanguard VIF Capital Growth Portfolio
December 31, 2025	31	$20.97	to	$21.28	$644	1.27%	0.60%	to	0.85%	27.89%	to	28.21%
December 31, 2024	40	$16.39	to	$16.47	$652	1.10%	0.75%	to	0.85%	12.44%	to	12.56%
December 31, 2023	42	$14.58	to	$14.72	$616	0.60%	0.60%	to	0.85%	26.90%	to	27.22%
December 31, 2022	24	$11.49	to	$11.57	$277	0.87%	0.60%	to	0.85%	-16.20%	to	-15.99%
December 31, 2021	26	$13.71	to	$13.77	$360	0.22%	0.60%	to	0.85%	20.51%	to	20.81%

A156

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Vanguard VIF Diversified Value Portfolio
December 31, 2025	88	$19.54	to	$19.83	$1,730	1.75%	0.60%	to	0.85%	15.84%	to	16.13%
December 31, 2024	122	$16.87	to	$16.99	$2,059	1.46%	0.70%	to	0.85%	13.91%	to	14.08%
December 31, 2023	123	$14.81	to	$14.95	$1,831	1.12%	0.60%	to	0.85%	19.11%	to	19.41%
December 31, 2022	105	$12.43	to	$12.52	$1,313	0.98%	0.60%	to	0.85%	-12.24%	to	-12.02%
December 31, 2021	54	$14.17	to	$14.23	$765	0.31%	0.60%	to	0.85%	29.36%	to	29.68%

	Vanguard VIF Equity Income Portfolio
December 31, 2025	46	$17.62	to	$17.88	$807	2.63%	0.60%	to	0.85%	15.81%	to	16.10%
December 31, 2024	47	$15.22	to	$15.40	$714	2.84%	0.60%	to	0.85%	14.14%	to	14.43%
December 31, 2023	51	$13.33	to	$13.46	$684	2.76%	0.60%	to	0.85%	7.18%	to	7.45%
December 31, 2022	70	$12.44	to	$12.53	$868	1.58%	0.60%	to	0.85%	-1.50%	to	-1.26%
December 31, 2021	34	$12.63	to	$12.69	$431	0.00%	0.60%	to	0.85%	24.27%	to	24.58%

	Vanguard VIF International Portfolio
December 31, 2025	138	$15.00	to	$15.22	$2,085	0.87%	0.60%	to	0.85%	18.95%	to	19.25%
December 31, 2024	164	$12.61	to	$12.76	$2,088	1.19%	0.60%	to	0.85%	8.08%	to	8.36%
December 31, 2023	173	$11.67	to	$11.78	$2,029	1.03%	0.60%	to	0.85%	13.68%	to	13.97%
December 31, 2022	84	$10.26	to	$10.34	$866	1.31%	0.60%	to	0.85%	-30.71%	to	-30.54%
December 31, 2021	61	$14.81	to	$14.88	$908	0.03%	0.60%	to	0.85%	-2.38%	to	-2.13%

	American Funds IS® Ultra-Short Bond Fund (Class 1)
December 31, 2025	168	$11.05	to	$11.21	$1,863	3.85%	0.60%	to	0.85%	3.27%	to	3.53%
December 31, 2024	235	$10.70	to	$10.83	$2,527	5.31%	0.60%	to	0.85%	4.19%	to	4.45%
December 31, 2023	225	$10.27	to	$10.37	$2,320	5.82%	0.60%	to	0.85%	4.05%	to	4.31%
December 31, 2022	128	$9.87	to	$9.94	$1,265	1.42%	0.60%	to	0.85%	0.56%	to	0.81%
December 31, 2021	33	$9.82	to	$9.83	$322	0.00%	0.75%	to	0.85%	-1.20%	to	-1.09%

	BlackRock Advantage Large Cap Core V.I. Fund (Class I)
December 31, 2025	133	$21.61	to	$21.93	$2,900	0.50%	0.25%	to	0.50%	19.45%	to	19.75%
December 31, 2024	154	$18.09	to	$18.31	$2,794	1.08%	0.25%	to	0.50%	24.81%	to	25.13%
December 31, 2023	104	$14.49	to	$14.64	$1,507	1.17%	0.25%	to	0.50%	24.60%	to	24.92%
December 31, 2022	35	$11.63	to	$11.68	$412	1.65%	0.35%	to	0.50%	-20.39%	to	-20.27%
December 31, 2021	19	$14.61	to	$14.64	$272	3.03%	0.40%	to	0.50%	27.80%	to	27.93%

	BlackRock Large Cap Focus Growth V.I. Fund (Class I)
December 31, 2025	58	$20.92	to	$21.23	$1,213	0.00%	0.25%	to	0.50%	11.24%	to	11.52%
December 31, 2024	73	$18.81	to	$19.04	$1,385	0.00%	0.25%	to	0.50%	31.05%	to	31.38%
December 31, 2023	77	$14.35	to	$14.49	$1,106	0.00%	0.25%	to	0.50%	52.09%	to	52.47%
December 31, 2022	69	$9.44	to	$9.48	$649	0.00%	0.35%	to	0.50%	-38.42%	to	-38.32%
December 31, 2021	22	$15.32	to	$15.35	$342	0.00%	0.40%	to	0.50%	17.50%	to	17.62%

	Dimensional VA Global Moderate Allocation Portfolio
December 31, 2025	68	$15.82	to	$15.91	$1,075	2.62%	0.75%	to	0.85%	13.71%	to	13.82%
December 31, 2024	68	$13.91	to	$13.98	$950	1.52%	0.75%	to	0.85%	11.04%	to	11.15%
December 31, 2023	139	$12.53	to	$12.65	$1,747	2.66%	0.60%	to	0.85%	13.75%	to	14.04%
December 31, 2022	160	$11.01	to	$11.09	$1,770	1.66%	0.60%	to	0.85%	-11.71%	to	-11.49%
December 31, 2021	127	$12.47	to	$12.53	$1,588	2.37%	0.60%	to	0.85%	13.24%	to	13.52%

	Dimensional VA International Small Portfolio
December 31, 2025	48	$16.50	to	$16.75	$798	3.64%	0.60%	to	0.85%	35.83%	to	36.17%
December 31, 2024	47	$12.15	to	$12.30	$578	3.50%	0.60%	to	0.85%	2.93%	to	3.19%
December 31, 2023	49	$11.81	to	$11.92	$586	3.77%	0.60%	to	0.85%	13.15%	to	13.43%
December 31, 2022	37	$10.43	to	$10.51	$384	4.01%	0.60%	to	0.85%	-18.34%	to	-18.14%
December 31, 2021	12	$12.78	to	$12.84	$154	4.41%	0.60%	to	0.85%	13.59%	to	13.88%

	Dimensional VA International Value Portfolio
December 31, 2025	98	$20.45	to	$20.76	$2,023	4.42%	0.60%	to	0.85%	44.40%	to	44.77%
December 31, 2024	100	$14.16	to	$14.34	$1,426	4.02%	0.60%	to	0.85%	5.71%	to	5.98%
December 31, 2023	97	$13.40	to	$13.53	$1,302	8.41%	0.60%	to	0.85%	16.86%	to	17.15%
December 31, 2022	26	$11.47	to	$11.55	$300	4.42%	0.60%	to	0.85%	-4.27%	to	-4.03%
December 31, 2021	23	$11.98	to	$12.03	$273	9.43%	0.60%	to	0.85%	17.11%	to	17.41%
A157

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ClearBridge Variable Appreciation Portfolio (Class I)
December 31, 2025	7	$19.84	to	$19.96	$145	0.34%		0.40%	to	0.50%	13.92%	to	14.03%
December 31, 2024	19	$17.42	to	$17.50	$339	0.81%		0.40%	to	0.50%	22.04%	to	22.16%
December 31, 2023	17	$14.27	to	$14.33	$243	1.53%		0.40%	to	0.50%	19.11%	to	19.23%
December 31, 2022	4	$11.98	to	$12.02	$48	1.41%		0.40%	to	0.50%	-12.88%	to	-12.80%
December 31, 2021	2	$13.78	to	$13.78	$26	5.76%		0.40%	to	0.40%	23.16%	to	23.16%

	ClearBridge Variable Dividend Strategy Portfolio (Class I)
December 31, 2025	77	$18.04	to	$18.31	$1,387	2.09%		0.25%	to	0.50%	12.06%	to	12.34%
December 31, 2024	90	$16.10	to	$16.30	$1,458	1.27%		0.25%	to	0.50%	16.26%	to	16.55%
December 31, 2023	102	$13.85	to	$13.98	$1,423	2.50%		0.25%	to	0.50%	13.62%	to	13.91%
December 31, 2022	62	$12.19	to	$12.22	$752	1.67%		0.40%	to	0.50%	-8.56%	to	-8.47%
December 31, 2021	31	$13.33	to	$13.35	$420	2.40%		0.40%	to	0.50%	26.17%	to	26.29%

	ClearBridge Variable Large Cap Growth Portfolio (Class I)
December 31, 2025	14	$19.85	to	$19.96	$282	0.00%		0.40%	to	0.50%	8.08%	to	8.18%
December 31, 2024	19	$18.36	to	$18.45	$345	0.00%		0.40%	to	0.50%	27.24%	to	27.37%
December 31, 2023	21	$14.43	to	$14.49	$297	0.00%		0.40%	to	0.50%	43.31%	to	43.45%
December 31, 2022	7	$10.07	to	$10.10	$74	0.00%		0.40%	to	0.50%	-32.58%	to	-32.52%
December 31, 2021	7	$14.94	to	$14.97	$107	0.00%		0.40%	to	0.50%	21.33%	to	21.45%

	Franklin Multi-Asset Variable Conservative Growth Fund (Class I)
December 31, 2025	2	$14.83	to	$14.83	$32	2.71%		0.40%	to	0.40%	12.30%	to	12.30%
December 31, 2024	2	$13.21	to	$13.21	$31	2.68%		0.40%	to	0.40%	11.34%	to	11.34%
December 31, 2023	2	$11.86	to	$11.86	$28	2.49%		0.40%	to	0.40%	14.17%	to	14.17%
December 31, 2022	2	$10.39	to	$10.39	$22	3.59%		0.40%	to	0.40%	-14.52%	to	-14.52%
December 31, 2021	—	$12.15	to	$12.15	$—	0.00%		0.40%	to	0.40%	11.02%	to	11.02%

	Franklin Multi-Asset Variable Growth Fund (Class I)
December 31, 2025	8	$18.16	to	$18.27	$154	1.87%		0.40%	to	0.50%	15.98%	to	16.10%
December 31, 2024	10	$15.66	to	$15.74	$152	1.96%		0.40%	to	0.50%	17.05%	to	17.17%
December 31, 2023	10	$13.38	to	$13.38	$139	1.34%		0.50%	to	0.50%	18.98%	to	18.98%
December 31, 2022	7	$11.24	to	$11.24	$75	3.18%		0.50%	to	0.50%	-15.22%	to	-15.22%
December 31, 2021	7	$13.26	to	$13.29	$89	5.25%		0.40%	to	0.50%	20.09%	to	20.21%

	MFS® Technology Portfolio (Initial Class)
December 31, 2025	24	$23.38	to	$23.59	$558	0.00%		0.35%	to	0.50%	15.99%	to	16.16%
December 31, 2024	32	$20.16	to	$20.41	$649	0.00%		0.25%	to	0.50%	36.11%	to	36.46%
December 31, 2023	33	$14.81	to	$14.90	$488	0.00%		0.35%	to	0.50%	53.47%	to	53.70%
December 31, 2022	42	$9.68	to	$9.69	$407	0.00%		0.35%	to	0.40%	-35.96%	to	-35.92%
December 31, 2021	12	$15.11	to	$15.11	$188	0.00%		0.40%	to	0.40%	13.23%	to	13.23%

	MFS® Value Series (Service Class) (available October 1, 2021)
December 31, 2025	1,310	$18.84	to	$18.95	$24,703	1.41%		1.20%	to	1.30%	11.30%	to	11.41%
December 31, 2024	1,211	$16.93	to	$17.01	$20,514	1.52%		1.20%	to	1.30%	9.90%	to	10.01%
December 31, 2023	929	$15.40	to	$15.46	$14,323	1.48%		1.20%	to	1.30%	6.24%	to	6.35%
December 31, 2022	912	$14.50	to	$14.54	$13,228	1.49%		1.20%	to	1.30%	-7.36%	to	-7.27%
December 31, 2021	19	$15.65	to	$15.65	$304	0.00%		1.30%	to	1.30%	6.98%	to	6.98%

	PSF PGIM Government Money Market Portfolio (Class III) (available October 1, 2021)
December 31, 2025	31,894	$10.85	to	$11.52	$357,109	3.70%		0.00%	to	1.30%	2.44%	to	3.79%
December 31, 2024	26,748	$10.59	to	$11.10	$290,659	4.62%		0.00%	to	1.30%	3.38%	to	4.75%
December 31, 2023	19,854	$10.25	to	$10.59	$207,530	4.56%		0.00%	to	1.30%	3.26%	to	4.62%
December 31, 2022	11,777	$9.92	to	$10.13	$118,510	1.87%		0.00%	to	1.30%	-0.10%	to	1.22%
December 31, 2021	3,375	$10.00	to	$10.00	$33,768	0.00%	(1)	0.00%	to	0.00%	0.00%	to	0.00%	(1)

	AST Bond Portfolio 2033 (available January 3, 2022)
December 31, 2025	11	$8.24	to	$8.24	$91	0.00%		1.90%	to	1.90%	6.87%	to	6.87%
December 31, 2024	11	$7.62	to	$7.71	$86	0.00%		1.90%	to	2.30%	-4.07%	to	-3.68%
December 31, 2023	14	$7.94	to	$8.01	$112	0.00%		1.90%	to	2.30%	2.25%	to	2.67%
December 31, 2022	33	$7.77	to	$7.80	$261	0.00%		1.90%	to	2.30%	-22.31%	to	-22.00%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
A158

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

	At the period ended					For the period ended
	Units Outstanding (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Franklin Multi-Asset Variable Moderate Growth Fund (Class I) (2)
December 31, 2025	1	$16.73	to	$16.83	$23	2.05%	0.40%	to	0.50%	14.29%	to	14.40%
December 31, 2024	4	$14.64	to	$14.71	$56	1.53%	0.40%	to	0.50%	14.88%	to	14.99%
December 31, 2023	4	$12.74	to	$12.79	$52	2.58%	0.40%	to	0.50%	17.22%	to	17.34%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2034 (available January 3, 2023)
December 31, 2025	379	$10.16	to	$10.55	$3,918	0.00%	1.50%	to	2.70%	6.16%	to	7.49%
December 31, 2024	117	$9.57	to	$9.81	$1,141	0.00%	1.50%	to	2.70%	-5.16%	to	-3.96%
December 31, 2023	17	$10.13	to	$10.13	$175	0.00%	2.40%	to	2.40%	1.30%	to	1.30%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2035 (available January 2, 2024)
December 31, 2025	104	$10.10	to	$10.40	$1,070	0.00%	1.30%	to	2.70%	6.26%	to	7.81%
December 31, 2024	17	$9.54	to	$9.62	$159	0.00%	1.50%	to	2.40%	-4.58%	to	-3.74%
December 31, 2023	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2036 (available January 2, 2025)
December 31, 2025	51	$10.54	to	$10.63	$544	0.00%	1.50%	to	2.40%	5.38%	to	6.32%
December 31, 2024	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2023	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five periods preceding December 31, 2025 or for the periods indicated within.

(1)	Amount is less than 0.01%.
(2)	Subaccount became available for investment prior to 2023 but had no activity until 2023.

A159

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Pruco Life. These charges are assessed through a reduction in unit values.

B.Administration Charge

The administration charge is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contracts, establishing and maintaining records, and providing reports to contract owners. Effective February 24, 2020, under the Prudential MyRock Advisor
Variable Annuity product, a fund access charge is assessed on the account value invested in certain subaccounts associated with funds that do not provide adequate revenue. This charge is assessed through a reduction in unit values.

The following are the base and maximum combined mortality and expense risk and administration charges of the respective contracts.

Products	Base	Maximum
Discovery Choice Variable Annuity	1.35%	1.65%
Discovery Preferred Variable Annuity	1.40%	1.40%
Discovery Select Variable Annuity	1.40%	1.40%
Prudential Defined Income (PDI) Variable Annuity	1.10%	1.90%
Prudential FlexGuard	1.20%	1.30%
Prudential FlexGuard Income	1.20%	1.30%
Prudential FlexGuard Income Select	2.80%	2.90%
Prudential MyRock Advisor Variable Annuity	0.25%	2.10%
Prudential Premier Advisor Variable Annuity Series	0.35%	1.95%
Prudential Premier Investment Variable Annuity B Series	0.48%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb SeriesSM	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic PartnersSM Advisor Variable Annuity	1.40%	2.25%
Strategic PartnersSM Flexelite Variable Annuity	1.60%	2.50%
Strategic PartnersSM Flexelite 2 Variable Annuity	1.65%	2.75%
Strategic Partners Plus Variable Annuity	1.40%	2.40%
Strategic Partners Plus 3 Variable Annuity	1.40%	2.60%
Strategic PartnersSM Select Variable Annuity	1.52%	1.52%
Strategic Partners Annuity One Variable Annuity	1.40%	2.40%
Strategic Partners Annuity One 3 Variable Annuity	1.40%	2.60%
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NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT—(Continued)

C.Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.Other Related Charges

For certain products with Highest Daily Lifetime Seven benefit options, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For certain products with Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, and Highest Daily Lifetime Seven Plus benefit options, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by state).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

These other related charges are assessed through the redemption of units.

Note 9:    Other

Accumulation units are the contract owner's interest allocated to the variable account during the accumulation period of the contract.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including transfers from the general account as a remittance of remediation credits to contract owners.

Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contracts.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company and the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I) (1)	American Funds IS® Growth-Income Fund (Class 1) (1)
PSF PGIM Total Return Bond Portfolio (Class I) (1)	American Funds IS® U.S. Government Securities Fund (Class 1) (1)
PSF PGIM Jennison Blend Portfolio (Class I) (1)	BlackRock Basic Value V.I. Fund (Class I) (1)
PSF PGIM Flexible Managed Portfolio (Class I) (1)	BlackRock Capital Appreciation V.I. Fund (Class I) (1)
PSF PGIM 50/50 Balanced Portfolio (Class I) (1)	BlackRock Equity Dividend V.I. Fund (Class I) (1)
PSF PGIM Jennison Value Portfolio (Class I) (1)	BlackRock Global Allocation V.I. Fund (Class I) (1)
PSF PGIM High Yield Bond Portfolio (Class I) (1)	Dimensional VA Global Bond Portfolio (1)
PSF Natural Resources Portfolio (Class I) (2)	Dimensional VA Short-Term Fixed Portfolio (1)
PSF Stock Index Portfolio (Class I) (1)	Dimensional VA U.S. Large Value Portfolio (1)
PSF Global Portfolio (Class I) (1)	Dimensional VA U.S. Targeted Value Portfolio (1)
PSF PGIM Jennison Growth Portfolio (Class I) (1)	Fidelity® VIP Balanced Portfolio (Initial Class) (1)
PSF Small-Cap Stock Index Portfolio (Class I) (1)	Fidelity® VIP Consumer Discretionary Portfolio (Initial Class) (1)
T. Rowe Price International Stock Portfolio (1)	Fidelity® VIP Disciplined Small Cap Portfolio (Initial Class) (1)
T. Rowe Price Equity Income Portfolio (Equity Income Portfolio Class) (1)	Fidelity® VIP Emerging Markets Portfolio (Initial Class) (1)
Invesco V.I. Core Equity Fund (Series I) (1)	Fidelity® VIP Financials Portfolio (Initial Class) (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	Fidelity® VIP Floating Rate High Income Portfolio (Initial Class) (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	Fidelity® VIP Health Care Portfolio (Initial Class) (1)
MFS® Research Series (Initial Class) (1)	Fidelity® VIP Industrials Portfolio (Initial Class) (1)
MFS® Growth Series (Initial Class) (1)	Fidelity® VIP International Capital Appreciation Portfolio (Initial Class) (1)
LVIP American Century Value Fund (Standard Class II) (1)	Fidelity® VIP Mid Cap Portfolio (Initial Class) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	Fidelity® VIP Strategic Income Portfolio (Initial Class) (1)
Davis Equity Portfolio (1)	Fidelity® VIP Technology Portfolio (Initial Class) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	Fidelity® VIP Utilities Portfolio (Initial Class) (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	ClearBridge Variable Mid Cap Portfolio (Class I) (1)
PSF Mid-Cap Growth Portfolio (Class I) (2)	ClearBridge Variable Small Cap Growth Portfolio (Class I) (1)
AST Cohen & Steers Realty Portfolio (3)	Western Asset Core Plus VIT Portfolio (Class I) (1)
AST J.P. Morgan Conservative Multi-Asset Portfolio (1)	Western Asset Variable Global High Yield Bond Portfolio (Class I) (1)
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AST High Yield Portfolio (4)	MFS® Mid Cap Growth Series (Initial Class) (1)
AST Large-Cap Value Portfolio (1)	MFS® International Intrinsic Value Portfolio (Initial Class) (1)
AST T. Rowe Price Natural Resources Portfolio (3)	MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class) (1)
AST MFS Global Equity Portfolio (3)	MFS® International Growth Portfolio (Service Class) (1)
AST Aggressive Asset Allocation Portfolio (1)	MFS® Massachusetts Investors Growth Stock Portfolio (Service Class) (1)
AST Multi-Asset Diversified Plus Portfolio (1)	MFS® Technology Portfolio (Service Class) (1)
AST Balanced Asset Allocation Portfolio (1)	MFS® Investors Trust Series (Service Class) (1)
AST Preservation Asset Allocation Portfolio (1)	MFS® Mid Cap Growth Series (Service Class) (1)
AST PGIM Aggressive Multi-Asset Portfolio (1)	MFS® New Discovery Series (Service Class) (1)
AST Multi-Asset Diversified Portfolio (1)	MFS® Research Series (Service Class) (1)
AST Large-Cap Growth Portfolio (1)	MFS® Total Return Bond Series (Service Class) (1)
AST Government Money Market Portfolio (1)	MFS® Total Return Series (Service Class) (1)
AST Small-Cap Equity Portfolio (1)	MFS® Utilities Series (Service Class) (1)
AST International Equity Portfolio (1)	Fidelity® VIP Contrafund℠ Portfolio (Service Class 2) (1)
AST Investment Grade Bond Portfolio (1)	American Funds IS® Asset Allocation Fund (Class 4) (1)
AST Core Fixed Income Portfolio (1)	American Funds IS® Washington Mutual Investors Fund (Class 4) (1)
AST Emerging Markets Equity Portfolio (5)	American Funds IS® The Bond Fund of America (Class 4) (1)
AST J.P. Morgan Moderate Multi-Asset Portfolio (1)	American Funds IS® Capital World Growth and Income Fund (Class 4) (1)
ProFund VP Consumer Discretionary (1)	American Funds IS® Global Small Capitalization Fund (Class 4) (1)
ProFund VP Consumer Staples (1)	American Funds IS® Growth Fund (Class 4) (1)
ProFund VP Financials (1)	American Funds IS® Growth-Income Fund (Class 4) (1)
ProFund VP Health Care (1)	American Funds IS® International Fund (Class 4) (1)
ProFund VP Industrials (1)	American Funds IS® New World Fund (Class 4) (1)
ProFund VP Mid-Cap Growth (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class III) (1)
ProFund VP Mid-Cap Value (1)	BlackRock Advantage Large Cap Value V.I. Fund (Class III) (1)
ProFund VP Real Estate (1)	BlackRock Basic Value V.I. Fund (Class III) (1)
ProFund VP Small-Cap Growth (1)	BlackRock Capital Appreciation V.I. Fund (Class III) (1)
ProFund VP Small-Cap Value (1)	BlackRock Equity Dividend V.I. Fund (Class III) (1)
ProFund VP Communication Services (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class III) (1)
ProFund VP Utilities (1)	Fidelity® VIP Balanced Portfolio (Service Class 2) (1)
ProFund VP Large-Cap Growth (1)	Fidelity® VIP Growth Opportunities Portfolio (Service Class 2) (1)
ProFund VP Large-Cap Value (1)	Fidelity® VIP Health Care Portfolio (Service Class 2) (1)
Allspring VT Discovery All Cap Growth Fund (Class 1) (1)	AST Bond Portfolio 2032 (1)
Allspring VT Small Cap Growth Fund (Class 1) (1)	PSF Global Portfolio (Class III) (1)
AST Quantitative Modeling Portfolio (1)	PSF Mid-Cap Growth Portfolio (Class III) (2)
Allspring VT Opportunity Fund (Class 1) (1)	PSF Natural Resources Portfolio (Class III) (2)
AST ClearBridge Dividend Growth Portfolio (3)	PSF PGIM 50/50 Balanced Portfolio (Class III) (1)
AST Multi-Sector Fixed Income Portfolio (1)	PSF PGIM Flexible Managed Portfolio (Class III) (1)
AST Large-Cap Equity Portfolio (1)	PSF PGIM Government Income Portfolio (Class III) (6)
AST Bond Portfolio 2025 (9)	PSF PGIM High Yield Bond Portfolio (Class III) (1)
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AST J.P. Morgan Aggressive Multi-Asset Portfolio (1)	PSF PGIM Jennison Blend Portfolio (Class III) (1)
AST Bond Portfolio 2026 (1)	PSF PGIM Jennison Growth Portfolio (Class III) (1)
AST Global Bond Portfolio (4)	PSF PGIM Jennison Value Portfolio (Class III) (1)
BlackRock Global Allocation V.I. Fund (Class III) (1)	PSF PGIM Total Return Bond Portfolio (Class III) (1)
AST Bond Portfolio 2027 (1)	PSF Small-Cap Stock Index Portfolio (Class III) (1)
NVIT Fidelity Institutional AM® Emerging Markets Fund (Class D) (1)	PSF Stock Index Portfolio (Class III) (1)
AST Bond Portfolio 2028 (1)	PSF PGIM Government Income Portfolio (Class I) (6)
AST Bond Portfolio 2029 (1)	Fidelity® VIP High Income Portfolio (Initial Class) (1)
AST Bond Portfolio 2030 (1)	MFS® Investors Trust Series (Initial Class) (1)
AST Bond Portfolio 2031 (1)	MFS® Utilities Series (Initial Class) (1)
Fidelity® VIP Contrafund℠ Portfolio (Initial Class) (1)	MFS® Value Series (Initial Class) (1)
Fidelity® VIP Growth Opportunities Portfolio (Initial Class) (1)	Vanguard VIF Capital Growth Portfolio (1)
Fidelity® VIP Growth Portfolio (Initial Class) (1)	Vanguard VIF Diversified Value Portfolio (1)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class) (1)	Vanguard VIF Equity Income Portfolio (1)
MFS® New Discovery Series (Initial Class) (1)	Vanguard VIF International Portfolio (1)
MFS® Total Return Series (Initial Class) (1)	American Funds IS® Ultra-Short Bond Fund (Class 1) (1)
MFS® Total Return Bond Series (Initial Class) (1)	BlackRock Advantage Large Cap Core V.I. Fund (Class I) (1)
Vanguard VIF Equity Index Portfolio (1)	BlackRock Large Cap Focus Growth V.I. Fund (Class I) (1)
Vanguard VIF Global Bond Index Portfolio (1)	Dimensional VA Global Moderate Allocation Portfolio (1)
Vanguard VIF Mid-Cap Index Portfolio (1)	Dimensional VA International Small Portfolio (1)
Vanguard VIF Real Estate Index Portfolio (1)	Dimensional VA International Value Portfolio (1)
Vanguard VIF Total Bond Market Index Portfolio (1)	ClearBridge Variable Appreciation Portfolio (Class I) (1)
Vanguard VIF Total International Stock Market Index Portfolio (1)	ClearBridge Variable Dividend Strategy Portfolio (Class I) (1)
Vanguard VIF Total Stock Market Index Portfolio (1)	ClearBridge Variable Large Cap Growth Portfolio (Class I) (1)
Vanguard VIF Balanced Portfolio (1)	Franklin Multi-Asset Variable Conservative Growth Fund (Class I) (1)
Vanguard VIF Conservative Allocation Portfolio (1)	Franklin Multi-Asset Variable Growth Fund (Class I) (1)
Vanguard VIF Growth Portfolio (1)	MFS® Technology Portfolio (Initial Class) (1)
Vanguard VIF High Yield Bond Portfolio (1)	MFS® Value Series (Service Class) (1)
Vanguard VIF Moderate Allocation Portfolio (1)	PSF PGIM Government Money Market Portfolio (Class III) (1)
Vanguard VIF Short-Term Investment Grade Portfolio (1)	AST Bond Portfolio 2033 (1)
American Funds IS® Asset Allocation Fund (Class 1) (1)	Franklin Multi-Asset Variable Moderate Growth Fund (Class I) (1)
American Funds IS® Washington Mutual Investors Fund (Class 1) (1)	AST Bond Portfolio 2034 (1)
American Funds IS® The Bond Fund of America (Class 1) (1)	AST Bond Portfolio 2035 (7)
American Funds IS® Growth Fund (Class 1) (1)	AST Bond Portfolio 2036 (8)
(1) Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024.
(2) Statement of net assets as of April 11, 2025 (date of merger), statement of operations for the period January 1, 2025 to April 11, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to April 11, 2025 (date of merger) and for the year ended December 31, 2024.

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(3) Statement of net assets as of January 24, 2025 (date of merger), statement of operations for the period January 1, 2025 to January 24, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to January 24, 2025 (date of merger) and for the year ended December 31, 2024.

(4) Statement of net assets as of February 7, 2025 (date of merger), statement of operations for the period January 1, 2025 to February 7, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to February 7, 2025 (date of merger) and for the year ended December 31, 2024.

(5) Statement of net assets as of January 10, 2025 (date of merger), statement of operations for the period January 1, 2025 to January 10, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to January 10, 2025 (date of merger) and for the year ended December 31, 2024.

(6) Statement of net assets as of April 25, 2025 (date of merger), statement of operations for the period January 1, 2025 to April 25, 2025 (date of merger) and statement of changes in net assets for the period January 1, 2025 to April 25, 2025 (date of merger) and for the year ended December 31, 2024.

(7) Statement of net assets as of December 31, 2025, statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the year ended December 31, 2025 and for the period January 2, 2024 (commencement of operations) to December 31, 2024.

(8) Statement of net assets as of December 31, 2025, statement of operations for the period January 2, 2025 (commencement of operations) to December 31, 2025 and statement of changes in net assets for the period January 2, 2025 (commencement of operations) to December 31, 2025.

(9) Statement of net assets as of December 31, 2025 (date of liquidation), statement of operations for the period January 1, 2025 to December 31, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025 to December 31, 2025 (date of liquidation) and for the year ended December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents and of the investee mutual funds and investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 20, 2026

We have served as the auditor of one or more of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account since 1996.
A165